                                                      Registration No. 333-23311
                                                                       811-07465


                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 1
                                      and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                         Post-Effective Amendment No. 7


                 THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
                 ---------------------------------------------
                           (Exact name of Registrant)

                        THE TRAVELERS INSURANCE COMPANY
                        -------------------------------
                              (Name of Depositor)

                 ONE TOWER SQUARE, HARTFORD, CONNECTICUT  06183
                 ----------------------------------------------
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, including area code: (860) 277-0111
                                                          --------------

                                ERNEST J. WRIGHT
                                   Secretary
                        The Travelers Insurance Company
                                One Tower Square
                          Hartford, Connecticut  06183
                          ----------------------------
                    (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

               immediately upon filing pursuant to paragraph (b) of Rule 485
-----------
      X        on May 1, 1998 pursuant to paragraph (b) of Rule 485
-----------
               60 days after filing pursuant to paragraph (a)(1) of Rule 485
-----------
               on ___________ pursuant to paragraph (a)(1) of Rule 485
-----------

If appropriate, check the following box:

         this post-effective amendment designates a new effective date for a ------- previously filed post-effective amendment.

                 THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES

                             Cross-Reference Sheet

                                    Form N-4

ITEM
NO.                                                         CAPTION IN PROSPECTUS
---                                                         ---------------------
1.       Cover Page                                         Prospectus
2.       Definitions                                        Glossary of Special Terms
3.       Synopsis                                           Prospectus Summary
4.       Condensed Financial Information                    Condensed Financial Information
5.       General Description of Registrant,                 The Insurance Company; The Separate
          Depositor, and Portfolio Companies                  Account and the Funding Options; Voting Rights
6.       Deductions (and Expenses)                          Fee Table; Charges and Deductions;
                                                              Distribution of Variable Annuity Contracts
7.       General Description of Variable                    The Contract; Ownership Provisions; Transfers
          Annuity Contracts
8.       Annuity Period                                     The Annuity Period; Payment Options
9.       Death Benefit                                      Death Benefit
10.      Purchases and Contract Value                       The Contract
11.      Redemptions                                        Surrenders and Redemptions; Miscellaneous
                                                              Contract Provisions; The Contract
12.      Taxes                                              Federal Tax Considerations
13.      Legal Proceedings                                  Legal Proceedings and Opinions
14.      Table of Contents of Statement                     Appendix D
          of Additional Information
                                                            CAPTION IN STATEMENT OF ADDITIONAL
                                                            INFORMATION
                                                            ---------------------------------------------------
15.      Cover Page                                         Statement of Additional Information
16.      Table of Contents                                  Table of Contents
17.      General Information and History                    The Insurance Company
18.      Services                                           Principal Underwriter; Distribution and
                                                                    Management Agreement
19.      Purchase of Securities Being Offered               Valuation of Assets
20.      Underwriters                                       Principal Underwriter
21.      Calculation of Performance Data                    Performance Information
22.      Annuity Payments                                   Not Applicable
23.      Financial Statements                               Financial Statements

                                     PART A

                      Information Required in a Prospectus

                            TRAVELERS ACCESS SELECT
                       VARIABLE ANNUITY CONTRACT PROFILE
                                  MAY 1, 1998

THIS PROFILE IS A SUMMARY OF SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. THE CONTRACT IS MORE FULLY DESCRIBED IN THE FULL PROSPECTUS WHICH IS ATTACHED TO THIS PROFILE. PLEASE READ THE PROSPECTUS CAREFULLY. THE TERMS "WE," "US," "OUR" AND THE "COMPANY" REFER TO THE TRAVELERS INSURANCE COMPANY. "YOU" AND "YOUR" REFER TO THE CONTRACT OWNER.

1. THE VARIABLE ANNUITY CONTRACT. The Contract offered by The Travelers Insurance Company is a variable annuity that is intended for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed income options. In states where only group Contracts are available, you will be issued a certificate summarizing the provisions of the group Contract. For convenience, we refer to both Contracts and certificates as "Contracts." Under a qualified Contract, you can make one or more payments, as you choose, on a tax-deferred basis. Under a nonqualified Contract, you can make one or more payments with after-tax dollars. You direct your payment(s) to one or more of the variable funding options listed in Section 4 and/or to the Fixed Account. We guarantee money directed to the Fixed Account as to principal and interest. The variable funding options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You may also lose money in the variable funding options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, under a qualified contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the income phase.


2. ANNUITY PAYMENTS (THE INCOME PHASE). You may choose to receive annuity payments from the Fixed Account or the variable funding options. If you want to receive payments from your annuity, you can choose one of the following annuity options: Option 1 -- payments for your life (life annuity) -- assuming that you are the annuitant; Option 2 -- payments for your life with an added guarantee that payments will continue to your beneficiary for a certain number of months (120, 180 or 240, as you select), if you should die during that period; Option
3 -- Joint and Last Survivor Life Annuity, in which payments are made for your life and the life of another person (usually your spouse). Option 3 can also be elected with payments continuing at a reduced rate after the death of one payee. There are also two Income Options: Fixed Amount -- the contract value will be paid to you in equal payments; or Fixed Period -- the contract value will be used to make payments for a fixed time period. If you should die before the end of the Fixed Period, the remaining amount would go to your beneficiary.


Once you make an election of an annuity option or an income option and begin to receive payments, it cannot be changed. During the income phase, you have the same investment choices you had during the accumulation phase. If amounts are directed to the variable funding options, the dollar amount of your payments may increase or decrease.

3. PURCHASE. You may purchase the Contract with an initial payment of at least $20,000. You may make additional payments of at least $500 at any time during the accumulation phase. (In some states, additional payments are not allowed.)

WHO SHOULD PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); and (3) rollovers from other qualified retirement plans. Qualified contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended.

4. INVESTMENT OPTIONS. You can direct your money into the Fixed Account or any or all of the following funding options. The funding options are described in the prospectuses for the funds. Depending on market conditions, you may make or lose money in any of these options:

Capital Appreciation Fund
Money Market Portfolio
DELAWARE GROUP PREMIUM FUND, INC.
  REIT Series
DREYFUS VARIABLE INVESTMENT FUND
  Capital Appreciation Portfolio
  Small Cap Portfolio
GREENWICH STREET SERIES FUND
  Appreciation Portfolio
  Diversified Strategic Income Portfolio
  Total Return Portfolio
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.
  Salomon Brothers Variable Investors Fund
THE TRAVELERS SERIES FUND, INC.
  Alliance Growth Portfolio
  MFS Total Return Portfolio
THE TRAVELERS SERIES TRUST
  Convertible Bond Portfolio
  Disciplined Mid Cap Stock Portfolio
  Disciplined Small Cap Stock Portfolio
  Equity Income Portfolio
  Federated High Yield Portfolio
  Federated Stock Portfolio
  Large Cap Portfolio
  Lazard International Stock Portfolio
  MFS Emerging Growth Portfolio
  MFS Mid Cap Growth Portfolio
  Travelers Quality Bond Portfolio
WARBURG PINCUS TRUST
  Warburg Pincus Emerging Markets Portfolio

5. EXPENSES. The Contract has insurance features and investment features, and there are costs related to each. For Contracts with a value of less than $40,000, the Company deducts an annual contract administrative charge of $30. The annual insurance charge is 1.25% of the amounts you direct to the funding options and a related sub-account administrative charge of .15% annually is charged.

Each variable funding option has a charge for investment management and other expenses. The charges, which vary by funding option, range from .40% to 1.40% annually, of the average daily net asset balance of the funding option.

If you withdraw amounts under the contract, or if you begin receiving annuity payments, the Company may be required by your state to deduct a premium tax of 0%-5%.

The following table is designed to help you understand the Contract charges. The "Total Annual Insurance Charge" column includes the mortality and expense risk charge, the sub-account administrative charges, and reflects the $30 annual contract administrative charge as .014%. The "Total Annual Funding Option Expenses" column reflects the investment charges for each portfolio, including any expense waiver or reimbursement. The column "Total Annual Charges" reflects the sum of the previous two columns. The columns under the heading "Examples" show you how much you would pay under the Contract for a one-year period and for a 10-year period. As required by the SEC, the examples assume that you invested $1,000 in a Contract that earns 5% annually and that you withdraw your money at the end of year 1 and at the end of year 10. For years 1 and 10, the examples show the total annual charges assessed during that time. For these examples, the premium tax is assumed to be 0%. Please refer to the Fee Table contained in the prospectus for more details.

                                                                      TOTAL                EXAMPLES: TOTAL
                                                           TOTAL      ANNUAL               ANNUAL EXPENSES
                                                          ANNUAL     FUNDING     TOTAL       AT END OF:
                                                         INSURANCE    OPTION    ANNUAL    -----------------
                    PORTFOLIO NAME                        CHARGES    EXPENSES   CHARGES   1 YEAR   10 YEARS
-----------------------------------------------------------------------------------------------------------
Capital Appreciation Fund..............................    1.41%       0.84%     2.25%     $23       $259
Money Market Portfolio.................................    1.41%       0.40%     1.81%      18        213
DELAWARE GROUP PREMIUM FUND, INC.
    REIT Series........................................    1.41%       0.85%     2.26%      23        260
DREYFUS VARIABLE INVESTMENT FUND
    Capital Appreciation Portfolio.....................    1.41%       0.80%     2.21%      22        255
    Small Cap Portfolio................................    1.41%       0.78%     2.19%      22        253
GREENWICH STREET SERIES FUND
    Appreciation Portfolio.............................    1.41%       1.00%     2.41%      24        275
    Diversified Strategic Income Portfolio.............    1.41%       0.98%     2.39%      24        273
    Total Return Portfolio.............................    1.41%       0.79%     2.20%      22        254
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.
    Salomon Brothers Variable Investors Fund...........    1.41%       1.00%     2.41%      24        275
TRAVELERS SERIES FUND, INC.
    Alliance Growth Portfolio..........................    1.41%       0.82%     2.23%      23        257
    MFS Total Return Portfolio.........................    1.41%       0.86%     2.27%      23        261
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio.........................    1.41%       0.80%     2.21%      22        255
    Disciplined Mid Cap Stock Portfolio................    1.41%       0.95%     2.36%      24        270
    Disciplined Small Cap Stock Portfolio..............    1.41%       1.00%     2.41%      24        275
    Equity Income Portfolio............................    1.41%       0.95%     2.36%      24        270
    Federated High Yield Portfolio.....................    1.41%       0.95%     2.36%      24        270
    Federated Stock Portfolio..........................    1.41%       0.95%     2.36%      24        270
    Large Cap Portfolio................................    1.41%       0.95%     2.36%      24        270
    Lazard International Stock Portfolio...............    1.41%       1.25%     2.66%      27        300
    MFS Emerging Growth Portfolio......................    1.41%       0.95%     2.36%      24        270
    MFS Mid Cap Growth Portfolio.......................    1.41%       1.00%     2.41%      24        275
    Travelers Quality Bond Portfolio...................    1.41%       0.75%     2.16%      22        250
WARBURG PINCUS TRUST
    Emerging Markets Portfolio.........................    1.41%       1.40%     2.81%      28        314

6. TAXES. The payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. You will be taxed on your purchase payments and on any earnings when you make a withdrawal or begin receiving annuity or income payments. Under a nonqualified Contract, payments to the contract are made with after-tax dollars, and any earnings will accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract.

For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

7. ACCESS TO YOUR MONEY. You can take withdrawals any time during the accumulation phase. While there is no withdrawal charge, income taxes and a penalty tax may apply to taxable amounts withdrawn.

8. PERFORMANCE. The value of the Contract will vary depending upon the investment performance of the funding options you choose. The following chart shows total returns for each funding option for the time periods shown. These rates of return reflect the insurance charges, administrative charge, investment charges and all other expenses of the funding option. The rates of return do not reflect any applicable taxes, which, if applied, would reduce such performance. Past performance is not a guarantee of future results.

LAST TEN CALENDAR YEARS (OR FULL YEARS SINCE INCEPTION):

------------------------------------------------------------------------
                       PORTFOLIO NAME                              1997
------------------------------------------------------------------------
Capital Appreciation Fund...................................       24.36%
Money Market Portfolio......................................        3.59%
TRAVELERS SERIES FUND, INC.
  Alliance Growth Portfolio.................................       27.22%
  MFS Total Return Portfolio................................       19.55%
THE TRAVELERS SERIES TRUST
  Equity Income Portfolio...................................       30.47%
  Federated High Yield Portfolio............................       13.84%
  Federated Stock Portfolio.................................       31.66%
  Large Cap Portfolio.......................................       21.72%
  Lazard International Stock Portfolio......................        6.61%
  MFS Emerging Growth Portfolio.............................       19.33%
  Travelers Quality Bond Portfolio..........................        5.64%

Those funding options not illustrated above do not yet have one full year of performance history in this Separate Account.

9. DEATH BENEFIT. The death benefit applies upon the first death of the owner, joint owner, or annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the income phase, the person you have chosen as your beneficiary will receive a death benefit. The death benefit paid depends on your age at the time of your death. The death benefit value is calculated at the close of the business day on which the Company's Home Office receives due proof of death. If you die on or before age 75, the person you have selected as the beneficiary will receive an amount equal to the greatest of the following:

        1) the contract value;

        2) the total purchase payments made under the Contract; or

        3) the contract value on the latest fifth contract year before the Company receives due proof of death.

If you die after age 75 but before age 85 (90 in Florida and New York) and before the contract maturity date, the beneficiary will receive

        1) the contract value;

        2) total purchase payments made under the Contract; or

        3) the Contract value on the latest fifth year anniversary occurring on or before the annuitant's 75th birthday;

If you die on or after age 85 and before the maturity date, the death benefit will equal the Contract value.

NOTE: In all cases described above, amounts will be reduced by loans outstanding, premium taxes owed and partial withdrawals not previously deducted. This death benefit may not be available in all states. Certain states may have varying age requirements. The death benefit applies upon the first death of the owner, joint owner, or annuitant.

10. OTHER INFORMATION

RIGHT TO RETURN. If you cancel the Contract within twenty days after you receive it, you will receive a full refund of the Contract Value (including charges). Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. You bear the investment risk during the right to return period; therefore, the Contract value returned may be greater or less than your purchase payment. If the Contract is purchased as an Individual Retirement Annuity, and is returned within the first seven days after delivery, your full purchase payment will be refunded; during the remainder of the right to return period, the Contract value

(including charges) will be refunded. The Contract value will be determined at the close of business on the day we receive a written request for a refund.

TRANSFERS BETWEEN FUNDING OPTIONS. You can transfer between the funding options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. The Company may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. The Company, at the minimum, would always allow one transfer every six months. You may transfer between the Fixed Account and the funding options twice a year (during the 30 days after the six-month contract date anniversary), provided the amount is not greater than 15% of the Fixed Account Value on that date.

ADDITIONAL FEATURES. This Contract has other features you may be interested in. These include:

     DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in funding options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     SYSTEMATIC WITHDRAWAL OPTION. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable charges and taxes will apply on amounts withdrawn.

     AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match your original (or your latest) funding option allocation request.

11. INQUIRIES. If you need more information, please contact us at (800) 842-8573 or:
    Travelers Insurance Company
    Annuity Services
    One Tower Square
    Hartford, CT 06183

                       TRAVELERS ACCESS SELECT PROSPECTUS

This prospectus describes TRAVELERS ACCESS SELECT, a flexible premium variable annuity contract (the "Contract") issued by The Travelers Insurance Company (the "Company," "we" or "our"). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("nonqualified Contracts"). Travelers Access Select may be issued as an individual Contract or as a group Contract. In states where only group Contracts are available, you will be issued a certificate summarizing the provisions of the group Contract. For convenience, this prospectus refers to both Contracts and certificates as "Contracts."

You can choose to have your purchase payments accumulate on a fixed basis (i.e. a Fixed Account funded through the Company's general account) and/or a variable basis (i.e., one or more of the sub-accounts ("funding options") of the Travelers Fund ABD for Variable Annuities ("Fund ABD")). Your contract value will vary daily to reflect the investment experience of the funding options you select and any interest credited to the Fixed Account. The variable funding options currently available are:

Capital Appreciation Fund
Money Market Portfolio
DELAWARE GROUP PREMIUM FUND, INC.
  REIT Series
DREYFUS VARIABLE INVESTMENT FUND
  Capital Appreciation Portfolio
  Small Cap Portfolio
GREENWICH STREET SERIES FUND
  Appreciation Portfolio
  Diversified Strategic Income Portfolio
  Total Return Portfolio
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.
  Salomon Brothers Variable Investors Fund
TRAVELERS SERIES FUND, INC.
  Alliance Growth Portfolio
  MFS Total Return Portfolio
THE TRAVELERS SERIES TRUST
  Convertible Bond Portfolio
  Disciplined Mid Cap Stock Portfolio
  Disciplined Small Cap Stock Portfolio
  Equity Income Portfolio
  Federated High Yield Portfolio
  Federated Stock Portfolio
  Large Cap Portfolio
  Lazard International Stock Portfolio
  MFS Emerging Growth Portfolio
  MFS Mid Cap Growth Portfolio
  Travelers Quality Bond Portfolio
WARBURG PINCUS TRUST
  Warburg Pincus Emerging Markets Portfolio

The Fixed Account is described in Appendix B. Unless specified otherwise, this prospectus refers to the variable funding options. The contracts and/or some of the funding options may not be available in all states. THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE VARIABLE FUNDING OPTIONS. THESE PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about Fund ABD by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 1998. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Services, One Tower Square, Hartford, Connecticut 06183, call (800) 842-8573 or access the SEC's website (http://www.sec.gov). The contents of the SAI appears in Appendix C of this prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY; THEY ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTMENT.

                          PROSPECTUS DATED MAY 1, 1998

                               TABLE OF CONTENTS

INDEX OF SPECIAL TERMS.................      2
FEE TABLE..............................      3
CONDENSED FINANCIAL INFORMATION........      5
THE ANNUITY CONTRACT...................      5
Purchase Payments......................      5
Accumulation Units.....................      5
The Funding Options....................      5
Substitutions and Additions............      7
CHARGES AND DEDUCTIONS.................      8
Administrative Charges.................      8
Mortality and Expense Risk Charge......      8
Reduction or Elimination of Contract
  Charges..............................      8
Funding Option Expenses................      8
Premium Tax............................      8
Changes in Taxes Based Upon Premium or
  Value................................      9
OWNERSHIP PROVISIONS...................      9
Types of Ownership.....................      9
Beneficiary............................      9
Annuitant..............................      9
TRANSFERS..............................     10
Dollar Cost Averaging..................     10
ACCESS TO YOUR MONEY...................     10
Systematic Withdrawals.................     10
Loans..................................     11
DEATH BENEFIT..........................     11
Death Proceeds Before the Maturity
  Date.................................     11
Payment of Proceeds....................     12
Death Proceeds After the Maturity
  Date.................................     12
THE ANNUITY PERIOD.....................     12
Maturity Date..........................     12
Allocation of Annuity..................     13
Variable Annuity.......................     13
Fixed Annuity..........................     13
PAYMENT OPTIONS........................     14
Election of Options....................     14
Annuity Options........................     14
Income Options.........................     15
MISCELLANEOUS CONTRACT PROVISIONS......     15
Right to Return........................     15
Termination............................     15
Required Reports.......................     16
Suspension of Payments.................     16
Transfers of Contract Values to Other
  Annuities............................     16
THE SEPARATE ACCOUNT...................     16
Mixed and Shared Funding...............     16
Performance Information................     17
FEDERAL TAX CONSIDERATIONS.............     17
General Taxation of Annuities..........     17
Types of Contracts: Qualified or
  Nonqualified.........................     18
Nonqualified Annuity Contracts.........     18
Qualified Annuity Contracts............     18
Penalty Tax for Premature
  Distributions........................     18
Diversification Requirements for
  Variable Annuities...................     19
Ownership of the Investments...........     19
Mandatory Distributions for Qualified
  Plans................................     19
OTHER INFORMATION......................     19
The Insurance Company..................     19
IMSA...................................     20
Year 2000 Compliance...................     20
Distribution of Variable Annuity
  Contracts............................     20
Conformity with State and Federal
  Laws.................................     20
Voting Rights..........................     21
Legal Proceedings And Opinions.........     21
APPENDIX A: Condensed Financial
  Information..........................     22
APPENDIX B: The Fixed Account..........     23
APPENDIX C: Contents of the Statement
  of Additional Information............     24

                             INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.

Accumulation Unit......................      5
Accumulation Period....................      5
Annuitant..............................      9
Annuity Payments.......................     12
Annuity Unit...........................     13
Contract Date..........................      5
Contract Owner (You, Your).............      5
Contract Value.........................      5
Contract Year..........................      5
Fixed Account..........................     24
Funding Option(s)......................      5
Income Payments........................     14
Maturity Date..........................      5
Purchase Payment.......................      5
Written Request........................      5

                               FUND ABD FEE TABLE
--------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES

     Annual Contract Administrative Charge (Waived if
       contract value is $40,000 or more)                      $30
ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the
  Separate Account)
       Mortality and Expense Risk Charge...................  1.25%
       Administrative Expense Charge.......................  0.15%
                                                             -----
          Total Separate Account Charges...................  1.40%
FUNDING OPTION EXPENSES:
(as a percentage of average daily net assets of the Funding
  Option as of December 31, 1997, unless otherwise noted)

                                                          MANAGEMENT FEE   OTHER EXPENSES       TOTAL
                                                          (AFTER EXPENSE   (AFTER EXPENSE    UNDERLYING
                    PORTFOLIO NAME:                       REIMBURSEMENT)   REIMBURSEMENT)   FUND EXPENSES
---------------------------------------------------------------------------------------------------------
Capital Appreciation Fund...............................       0.75%            0.09%           0.84%
Money Market Portfolio..................................       0.32%            0.08%(1)        0.40%
DELAWARE GROUP PREMIUM FUND, INC.
    REIT Series.........................................       0.75%            0.10%(2)        0.85%
DREYFUS VARIABLE INVESTMENT FUND
    Capital Appreciation Portfolio......................       0.75%            0.05%           0.80%
    Small Cap Portfolio.................................       0.75%            0.03%           0.78%
GREENWICH STREET SERIES FUND
    Appreciation Portfolio..............................       0.75%            0.25%           1.00%
    Diversified Strategic Income Portfolio..............       0.65%            0.33%           0.98%
    Total Return Portfolio..............................       0.55%            0.24%           0.79%
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.
    Salomon Brothers Variable Investors Fund............       0.70%            0.30%(3)        1.00%
TRAVELERS SERIES FUND, INC.
    Alliance Growth Portfolio...........................       0.80%            0.02%(4)        0.82%
    MFS Total Return Portfolio..........................       0.80%            0.06%(4)        0.86%
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio..........................       0.60%            0.20%(5)        0.80%
    Disciplined Mid Cap Stock Portfolio.................       0.70%            0.25%(6)        0.95%
    Disciplined Small Cap Stock Portfolio...............       0.80%            0.20%(5)        1.00%
    Equity Income Portfolio.............................       0.75%            0.20%(6)        0.95%
    Federated High Yield Portfolio......................       0.65%            0.30%(6)        0.95%
    Federated Stock Portfolio...........................       0.63%            0.32%(6)        0.95%
    Large Cap Portfolio.................................       0.75%            0.20%(6)        0.95%
    Lazard International Stock Portfolio................       0.83%            0.42%(6)        1.25%
    MFS Emerging Growth Portfolio.......................       0.75%            0.20%(6)        0.95%
    MFS Mid Cap Growth Portfolio........................       0.80%            0.20%(5)        1.00%
    Travelers Quality Bond Portfolio....................       0.32%            0.43%(6)        0.75%
WARBURG PINCUS TRUST
    Emerging Markets Portfolio..........................       0.45%            0.95%(7)        1.40%

NOTES:

The purpose of the Fee Table is to assist contract owners in understanding the various costs and expenses that a contract owner will bear, directly or indirectly. See "Charges and Deductions" in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. "Other Expenses" include operating costs of the fund. These expenses are reflected in each funding option's net asset value and are not deducted from the account value under the Contract.

(1) Other Expenses have been restated to reflect the current expense reimbursement arrangement with The Travelers Insurance Company. Travelers has agreed to reimburse the Fund for the amount by which its aggregate expenses (including the management fee, but excluding brokerage commissions, interest charges and taxes) exceeds 0.40%. Without such arrangement, Total Expenses would have been 1.39% for the MONEY MARKET PORTFOLIO.

(2) The adviser for the DELAWARE REIT SERIES has agreed to voluntarily waive its fee and pay the expenses of the Series to the extent that the Series' annual operating expenses, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, do not exceed 0.85% of its average daily net assets through June 30, 1998.

(3) The amounts set forth for Other Expenses are based on estimates for the current fiscal year and will include fees for shareholder services, administrative fees, custodial fees, legal and accounting fees, printing costs and registration fees. These expenses reflect the voluntary agreement by the Fund's adviser to impose an expense cap of 1.00% for the fiscal year ending December 31, 1998 on the total operating expenses of the Fund (exclusive of taxes, interest and extraordinary expenses such as litigation and indemnification expenses). Absent such agreement, the ratio of other expenses and total operating expenses to the average daily net assets would be 1.91% and 2.61%, respectively, for the SALOMON BROTHERS VARIABLE INVESTORS FUND.

(4) Other expenses are as of October 31, 1997 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these portfolios in 1997.

(5) Other Expenses are based on estimates for the current fiscal year and will include fees for shareholder services, administrative fees, custodial fees , legal and accounting fees, printing costs and registration fees. Additionally, these fees reflect a voluntary expense reimbursement arrangement by Travelers to reimburse the Portfolios for the amount by which their aggregate total operating expenses exceed 1.00% for the DISCIPLINED SMALL CAP STOCK PORTFOLIO and MFS MID CAP GROWTH PORTFOLIO; and 0.80% for the CONVERTIBLE BOND PORTFOLIO. These expenses have been illustrated at a limit which the Portfolios' adviser believes to be in line with the actual projected expenses of the Portfolios.

(6) Other Expenses reflect the current expense reimbursement arrangement with Travelers where Travelers has agreed to reimburse the Portfolios for the amount by which their aggregate expenses (including management fees, but excluding brokerage commissions, interest charges and taxes) exceeds 0.95% (1.25% for the Lazard International Stock Portfolio and 0.75% for the Quality Bond Portfolio). Without such arrangements, the Total Funding Option Expenses for the Portfolios would have been as follows: 1.05% for MFS EMERGING GROWTH PORTFOLIO; 1.10% for FEDERATED HIGH YIELD PORTFOLIO; 1.14% for FEDERATED STOCK PORTFOLIO; 1.90% for EQUITY INCOME PORTFOLIO; 2.65% for LARGE CAP PORTFOLIO; 1.82% for DISCIPLINED MID CAP STOCK PORTFOLIO; 1.76% for LAZARD INTERNATIONAL STOCK PORTFOLIO; and 1.13% for TRAVELERS QUALITY BOND PORTFOLIO.

(7) The WARBURG PINCUS EMERGING MARKETS PORTFOLIO'S investment advisor and co-administrator have agreed to limit the Portfolio's total operating expenses to 1.40% through December 31, 1998. Absent this waiver of fees, the Portfolio's management fees, other expenses and total operating expenses would equal 1.25%, 0.95% and 2.20%, respectively. The Portfolio's other expenses are based on annualized estimates of expenses for the fiscal year ending December 31, 1998, net of any fee waivers or expense reimbursements.

EXAMPLE*

Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses:

-------------------------------------------------------------------------------------------------------
                                                               IF CONTRACT IS SURRENDERED, ANNUITIZED
                                                                OR IF NO WITHDRAWALS HAVE BEEN MADE:
                                                              -----------------------------------------
                       PORTFOLIO NAME                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
-------------------------------------------------------------------------------------------------------
Capital Appreciation Fund...................................    $23       $70        $121       $259
Money Market Portfolio......................................     18        57          98        213
DELAWARE GROUP PREMIUM FUND, INC.
   REIT Series..............................................     23        71         121        260
DREYFUS VARIABLE INVESTMENT FUND
   Capital Appreciation Portfolio...........................     22        69         119        255
   Small Cap Portfolio......................................     22        69         118        253
GREENWICH STREET SERIES FUND
   Appreciation Portfolio...................................     24        75         129        275
   Diversified Strategic Income Portfolio...................     24        75         128        273
   Total Return Portfolio...................................     22        69         118        254
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.
   Salomon Brothers Variable Investors Fund.................     24        75         129        275
TRAVELERS SERIES FUND, INC.
   Alliance Growth Portfolio................................     23        70         120        257
   MFS Total Return Portfolio...............................     23        71         122        261
THE TRAVELERS SERIES TRUST
   Convertible Bond Portfolio...............................     22        69         119        255
   Disciplined Mid Cap Stock Portfolio......................     24        74         126        270
   Disciplined Small Cap Stock Portfolio....................     24        75         129        275
   Equity Income Portfolio..................................     24        74         126        270
   Federated High Yield Portfolio...........................     24        74         126        270
   Federated Stock Portfolio................................     24        74         126        270
   Large Cap Portfolio......................................     24        74         126        270
   Lazard International Stock Portfolio.....................     27        83         141        300
   MFS Emerging Growth Portfolio............................     24        74         126        270
   MFS Mid Cap Growth Portfolio.............................     24        75         129        275
   Travelers Quality Bond Portfolio.........................     22        68         116        250
WARBURG PINCUS TRUST
   Emerging Markets Portfolio...............................     28        87         149        314

* THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE REFLECTS THE $30 ANNUAL CONTRACT ADMINISTRATIVE CHARGE AS AN ANNUAL CHARGE OF 0.014% OF ASSETS.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
                                 See Appendix A

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
Travelers Access Select is a contract between you, the contract owner, and Travelers Insurance Company (called "us" or the "Company"). Under this contract, you make purchase payments to us and we credit them to your Contract. The Company promises to pay you an income, in the form of annuity or income payments, beginning on a future date that you choose, the maturity date. The purchase payments accumulate tax deferred in the funding options of your choice. We offer multiple variable funding options, and one fixed account option. You assume the risk of gain or loss according to the performance of the variable funding options. The contract value is the amount of purchase payments, plus or minus any investment experience or interest. The contract value also reflects all surrenders made and charges deducted. There is generally no guarantee that at the maturity date the contract value will equal or exceed the total purchase payments made under the Contract. The date the contract and its benefits became effective is referred to as the contract date. Each 12-month period following the contract date is called a contract year.

Certain changes and elections must be made in writing to the Company. Where the term "written request" is used, it means that written information must be sent to the Company's Home Office in a form and content satisfactory to us.

PURCHASE PAYMENTS

The initial purchase payment must be at least $20,000. Additional payments of at least $500 may be made under the Contract at any time. Under certain circumstances, we may waive the minimum purchase payment requirement. Purchase payments over $1,000,000 may be made with our prior consent. In some states, we do not accept additional purchase payments.

We will apply the initial purchase payment within two business days after we receive it in good order at our Home Office. Subsequent purchase payments received in good order will be credited to a Contract within one business day. Our business day ends when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.

ACCUMULATION UNITS

An accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of the accumulation unit. We calculate the value of an accumulation unit for each funding option each day after the New York Stock Exchange closes. After the value is calculated, your Contract is credited. The period between the contract effective date and the maturity date is the accumulation period. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

THE FUNDING OPTIONS

You choose which of the following variable funding options to have your purchase payments allocated to. You will find detailed information about the options and their inherent risks in the current prospectuses for the funding options which must accompany this prospectus. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. Additional copies of the prospectuses may be obtained by contacting your registered representative or by calling 1-800-842-8573.

The current funding options are listed below, along with their investment advisers and any subadviser:


        FUNDING OPTIONS                        INVESTMENT OBJECTIVE                 INVESTMENT ADVISER/SUBADVISER
------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund        Seeks growth of capital through the use of        Travelers Asset Management
                                 common stocks. Income is not an objective. The    International Corporation
                                 Fund invests principally in common stocks of      ("TAMIC")
                                 small to large companies which are expected to    Subadviser: Janus
                                 experience wide fluctuations in price in both     Capital Corp.
                                 rising and declining markets.
Money Market Portfolio           Seeks high current income from short-term money   TAMIC
(formerly "Cash Income Trust")   market instruments while preserving capital and
                                 maintaining a high degree of liquidity.
DELAWARE GROUP PREMIUM FUND,
INC.
    REIT Series                  Seeks maximum long-term total return by           Delaware Management Company,
                                 investing in securities of companies primarily    Inc.
                                 engaged in the real estate industry. Capital      Subadviser: Lincoln Investment
                                 appreciation is a secondary objective.            Management, Inc.
DREYFUS VARIABLE INVESTMENT
FUND
    Capital Appreciation         Seeks primarily to provide long-term capital      The Dreyfus Corporation
    Portfolio                    growth consistent with the preservation of        Subadviser: Fayez Sarofim & Co.
                                 capital; current income is a secondary
                                 investment objective. The portfolio invests
                                 primarily in the common stocks of domestic and
                                 foreign issuers.
    Small Cap Portfolio          Seeks to maximize capital appreciation.           The Dreyfus Corporation
GREENWICH STREET SERIES FUND
    Appreciation Portfolio       Seeks long term appreciation of capital by        Mutual Management Corp. ("MMC")
                                 investing primarily in equity securities.         (formerly "Smith Barney Mutual
                                                                                   Funds Management Inc.")
    Diversified Strategic        Seeks high current income by investing primarily  MMC
    Income Portfolio             in the following fixed income securities: U.S.    Subadviser: Smith Barney Global
                                 Gov't and mortgage-related securities, foreign    Capital Management, Inc.
                                 gov't bonds and corporate bonds rated below
                                 investment grade.
    Total Return Portfolio       An equity portfolio that seeks to provide total   MMC
                                 return, consisting of long-term capital
                                 appreciation and income. The Portfolio will
                                 invest primarily in a diversified portfolio of
                                 dividend-paying common stocks.
SALOMON BROTHERS VARIABLE
SERIES FUND, INC.
    Salomon Brothers Variable    Seeks long-term growth of capital. Current        Salomon Brothers Asset
    Investors Fund               income is a secondary objective.                  Management ("SBAM")
TRAVELERS SERIES FUND, INC.
    Alliance Growth Portfolio    Seeks long-term growth of capital by investing    Travelers Investment Adviser
                                 predominantly in equity securities of companies   ("TIA")
                                 with a favorable outlook for earnings and whose   Subadviser: Alliance Capital
                                 rate of growth is expected to exceed that of the  Management L.P.
                                 U.S. economy over time. Current income is only
                                 an incidental consideration.
    MFS Total Return Portfolio   Seeks to obtain above-average income (compared    TIA
                                 to a portfolio entirely invested in equity        Subadviser: MFS
                                 securities) consistent with the prudent
                                 deployment of capital. Generally, at least 40%
                                 of the Portfolio's assets will be invested in
                                 equity securities.
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio   Seeks current income and capital appreciation by  TAMIC
                                 investing in convertible securities and in
                                 combinations of nonconvertible fixed-income
                                 securities and warrants or call options that
                                 together resemble convertible securities
                                 ("synthetic convertible securities").

        FUNDING OPTIONS                        INVESTMENT OBJECTIVE                 INVESTMENT ADVISER/SUBADVISER
------------------------------------------------------------------------------------------------------------------
THE TRAVELERS SERIES TRUST
(CONTINUED)
    Disciplined Mid Cap Stock    Seeks growth of capital by investing primarily    TAMIC
    Portfolio (formerly "Mid     in a broadly diversified portfolio of common      Subadviser: TIMCO
    Cap Disciplined Equity       stocks.
    Fund")
    Disciplined Small Cap Stock  Seeks long term capital appreciation by           TAMIC
    Portfolio                    investing primarily (at least 65% of its total    Subadviser: TIMCO
                                 assets) in the common stocks of U.S. companies
                                 with relatively small market capitalizations at
                                 the time of investment.
    Equity Income Portfolio      Seeks reasonable income by investing at least     TAMIC
                                 65% in income-producing equity securities. The    Subadviser: Fidelity Management
                                 balance may be invested in all types of domestic  & Research Company and foreign securities, including bonds. The
                                 Portfolio seeks to achieve a yield that exceeds
                                 that of the securities comprising the S&P 500.
                                 The Subadviser also considers the potential for
                                 capital appreciation.
    Federated High Yield         Seeks high current income by investing primarily  TAMIC
    Portfolio                    in a professionally managed, diversified          Subadviser: Federated
                                 portfolio of fixed income securities.             Investment Counseling, Inc.
    Federated Stock Portfolio    Seeks growth of income and capital by investing   TAMIC
                                 principally in a professionally managed and       Subadviser: Federated
                                 diversified portfolio of common stock of high-    Investment Counseling, Inc.
                                 quality companies (i.e., leaders in their
                                 industries and characterized by sound management
                                 and the ability to finance expected growth).
    Large Cap Portfolio          Seeks long-term growth of capital by investing    TAMIC
                                 primarily in equity securities of companies with  Subadviser: Fidelity Management
                                 large market capitalizations.                     & Research Company
    Lazard International Stock   Seeks capital appreciation by investing           TAMIC
    Portfolio                    primarily in the equity securities of non-United  Subadviser: Lazard Asset
                                 States companies (i.e., incorporated or           Management
                                 organized outside the United States).
    MFS Emerging Growth          Seeks long-term growth of capital. Dividend and   TAMIC
    Portfolio                    interest income from portfolio securities, if     Subadviser: MFS
                                 any, is incidental.
    MFS Mid Cap Growth           Seeks to obtain long term growth of capital by    TAMIC
    Portfolio                    investing, under normal market conditions, at     Subadviser: MFS
                                 least 65% of its total assets in equity
                                 securities of companies with medium market
                                 capitalization which the investment adviser
                                 believes have above-average growth potential.
    Travelers Quality Bond       Seeks current income, moderate capital            TAMIC
    Portfolio                    volatility and total return.
WARBURG PINCUS TRUST
    Emerging Markets Portfolio   Seeks long-term growth of capital by investing    Warburg Pincus Asset
                                 primarily in equity securities of non-U.S.        Management, Inc.
                                 issuers consisting of companies in emerging
                                 securities markets.


SUBSTITUTIONS AND ADDITIONS

If any of the funding options become unavailable for allocating purchase payments, or if we believe that further investment in a funding option is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any applicable state and SEC approval. From time to time we may make new funding options available.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
ADMINISTRATIVE CHARGES

A Contract administrative charge of $30 is deducted annually from Contracts with a value of less than $40,000. This charge compensates us for expenses incurred in establishing and maintaining the Contract. The charge is deducted from the contract value on the fourth Friday of each August by canceling accumulation units applicable to each funding option on a pro rata basis. For the first contract year this charge will be prorated (i.e. calculated) from the date of purchase. A prorated charge will also be made if the Contract is completely withdrawn or terminated. We will not deduct a contract administrative charge:
(1) if the distribution results from the death of the contract owner or the annuitant with no contingent annuitant surviving, (2) after an annuity payout has begun, or (3) if the contract value on the date of assessment is equal to or greater than $40,000.

An administrative expense charge (sometimes called "sub-account administrative charge") is deducted on each business day from amounts allocated to the variable funding options in order to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the variable funding options.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, the Company deducts a mortality and expense risk charge. The deduction is reflected in our calculation of accumulation and annuity unit values. This charge equals, on an annual basis, 1.25% of the amounts held in each variable funding option. We reserve the right to lower this charge at any time. The mortality risk portion compensates us for guaranteeing to provide annuity payments according to the terms of the Contract regardless of how long the annuitant lives and for guaranteeing to provide the death benefit if an annuitant dies prior to the maturity date. The expense risk portion compensates us for the risk that the charges under the Contract, which cannot be increased during the duration of the Contract, will be insufficient to cover actual costs.

REDUCTION OR ELIMINATION OF CONTRACT CHARGES

The administrative charges and/or the mortality and expense risk charge under the Contract may be reduced or eliminated when certain sales or administration of the Contract result in savings or reduction of administrative or sales expenses and/or mortality and expense risks. Any such reduction will be based on the following: (1) the size and type of group to which sales are to be made; (2) the total amount of purchase payments to be received; and (3) any prior or existing relationship with the Company. There may be other circumstances, of which we are not presently aware, which could result in fewer sales expenses, administrative charges, or mortality and expense risk charges. In no event will reduction or elimination of the administrative charge be permitted where such reduction or elimination will be unfairly discriminatory to any person.

FUNDING OPTION EXPENSES

The deductions from and expenses paid out of the assets of the various funding options are summarized in the fee table and are described in the accompanying prospectuses.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. The Company is responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. Where required, the Company will deduct any applicable premium taxes from the contract value either upon death, surrender, annuitization, or at the time purchase payments are made to the Contract, but no earlier than when the Company has a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the contract, we reserve the right to charge you proportionately for this tax.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

Contract Owner (you). The Contract belongs to the contract owner named in the Contract (on the Specifications page), or to any other person to whom the contract is subsequently assigned. An assignment of ownership or a collateral assignment may be made only for nonqualified contracts. You have sole power during the annuitant's lifetime to exercise any rights and to receive all benefits given in the contract provided you have not named an irrevocable beneficiary and provided the Contract is not assigned.

You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.

Joint Owner. For nonqualified contracts only, joint owners (i.e., spouses) may be named in a written request before the contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner.

BENEFICIARY

The beneficiary is named by you in a written request. The beneficiary has the right to receive any remaining contractual benefits upon the death of the annuitant or the contract owner. If more than one beneficiary survives the annuitant, they will share equally in benefits unless different shares are recorded with the Company by written request before the death of the annuitant or contract owner.

With nonqualified contracts, the beneficiary named in the contract may differ from the designated beneficiary (for example, the joint owner or a contingent annuitant). In such cases, the designated beneficiary receives the contract benefits (rather than the beneficiary) upon your death.

Unless an irrevocable beneficiary has been named, you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.

ANNUITANT

The annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the maturity date and the amount of the monthly annuity payments depend. The annuitant may not be changed after the contract is in effect.

For nonqualified Contracts only, the contract owner may also name one individual as a contingent annuitant by written request before the Contract becomes effective. If the annuitant dies before the maturity date, and a contingent annuitant has been named, the contingent annuitant becomes the annuitant and the Contract continues. A contingent annuitant may not be changed, deleted or added after the Contract becomes effective.

                                   TRANSFERS
--------------------------------------------------------------------------------

Up to 30 days before the maturity date, you may transfer all or part of the contract value between funding options. There are no charges or restrictions on the amount or frequency of transfers currently; however, we reserve the right to charge a fee for any transfer request, and to limit the number of transfers to one in any six-month period. Since different funding options have different expenses, a transfer of contract values from one funding option to another could result in your investment becoming subject to higher or lower expenses. After the maturity date, you may make transfers between funding options only with our consent.

DOLLAR COST AVERAGING

Dollar cost averaging (or "automated transfers") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis so that more accumulation units are purchased in a funding option if the cost per unit is low and less accumulation units are purchased if the cost per unit is high. Therefore, a lower-than-average cost per unit may be achieved over the long run.

You may elect automated transfers through written request or other method acceptable to the Company. (For Contracts issued in New York, the election must be made in writing.) You must have a minimum total contract value of $5,000 to enroll in the Dollar Cost Averaging program. The minimum amount that may be transferred through this program is $400.

You may establish automated transfers of contract values from the Fixed Account, subject to certain restrictions. Automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the Dollar Cost Averaging program.

You may start or stop participation in the Dollar Cost Averaging program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. All provisions and terms of the Contract apply to automated transfers, including provisions relating to the transfer of money between investment options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the maturity date, you may redeem all or any portion of the contract value, less any premium tax not previously deducted. You must submit a written request specifying the fixed or variable funding option(s) from which amounts are to be withdrawn. If no funding options are specified, the withdrawal will be made on a pro rata basis. The contract value will be determined as of the close of business after we receive your surrender request at the Home Office. The contract value may be more or less than the purchase payments made.

We may defer payment of any contract value for a period of up to seven days after the written request is received, but it is our intent to pay as soon as possible. We cannot process requests for withdrawal that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

SYSTEMATIC WITHDRAWALS

Before the maturity date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. Any applicable premium taxes will be deducted. To elect systematic withdrawals, you must have a contract value of at least $15,000 and you must make the election on the form provided by the Company. We will surrender accumulation units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but at least 30 days' notice must be given to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

LOANS

Loans may be available under your Contract. If available, all loan provisions are described in your Contract or loan agreement.

                                 DEATH BENEFIT
--------------------------------------------------------------------------------

Before the maturity date, a death benefit is payable to the beneficiary when either the annuitant, the contract owner or the first of joint owners dies and there is no contingent annuitant. The death benefit is calculated at the close of the business day on which the Company's Home Office receives due proof of death and written payment instructions.

DEATH PROCEEDS BEFORE THE MATURITY DATE

DEATH OF ANY OWNER OR THE ANNUITANT BEFORE AGE 75. The Company will pay the beneficiary an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax, withdrawals not previously deducted and any outstanding loans:

        1) the contract value;

        2) the total purchase payments made under the Contract; or

        3) the contract value on the latest fifth contract year anniversary before the Company receives due proof of death.

DEATH OF ANY OWNER OR THE ANNUITANT ON OR AFTER AGE 75, BUT BEFORE AGE 85 (90 IN FLORIDA AND NEW YORK). The Company will pay the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax, withdrawals not previously deducted and any outstanding loans:

        1) the contract value;

        2) the total purchase payments made under the Contract; or

        3) the contract value on the latest fifth contract year anniversary occurring on or before the annuitant's 75th birthday.

DEATH OF ANY OWNER OR THE ANNUITANT ON OR AFTER AGE 85 (90 IN FLORIDA AND NEW
YORK). The Company will pay the beneficiary a death benefit in an amount equal to the contract value, less any applicable premium tax.

PAYMENT OF PROCEEDS

The process of paying death benefit proceeds under various situations is described below. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

DEATH OF ANNUITANT WHO IS THE CONTRACT OWNER. The Company will pay the proceeds to any surviving joint owner, or if none, to the beneficiary(ies), or if none, to the contract owner's estate.

Under a nonqualified contract, the death benefit proceeds must be distributed to the beneficiary within five years of the contract owner's death. Or, the beneficiary may elect to receive payments from an annuity which begins within one year of the contract owner's death and which is payable over the life of the beneficiary or over a period not exceeding the beneficiary's life expectancy.

If the beneficiary is the contract owner's spouse, he or she may elect to continue the contract as the new contract owner rather than receiving the distribution. In such case, the distribution rules applicable when a contract owner dies generally will apply when that spouse, as contract owner, dies.

DEATH OF ANNUITANT WHO IS NOT THE CONTRACT OWNER. If there is no contingent annuitant, the Company will pay the death proceeds to the beneficiary. However, if there is a contingent annuitant, he or she becomes the annuitant and the Contract continues in effect (generally using the original maturity date). The proceeds described above will be paid upon the death of the last surviving contingent annuitant.

ENTITY AS OWNER. In the case of a nonqualified Contract owned by a nonnatural person (e.g. a trust or another entity), any annuitant will be treated as the contract owner. Any change in the annuitant will be treated as the death of the contract owner.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any owner or the annuitant dies on or after the maturity date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among income plans (annuity or income options). While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity or income payments will begin on the maturity date stated in the Contract unless the Contract has been fully surrendered or the proceeds have been paid to the beneficiary before that date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the annuitant is alive before annuity payments are made.

Unless you elect otherwise, the maturity date will be the annuitant's 70th birthday for qualified contracts, or, for nonqualified contracts, the annuitant's 75th birthday or ten years after the effective date of the contract, if later. (For Contracts issued in Florida and New York, the maturity date elected may not be later than the annuitant's 90th birthday.)

For nonqualified Contracts, at least 30 days before the original maturity date, a contract owner may elect to extend the maturity date to any time prior to the annuitant's 85th birthday or, for qualified Contracts, to a later date with the Company's consent. Certain annuity options taken at the maturity date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with qualified contracts upon either the later of the contract owner's attainment of age 70 1/2 or year of retirement; or the death of the contract owner. Independent tax advice should be sought regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

When an annuity option is elected, it may be elected as a variable annuity, a fixed annuity, or a combination of both. (Variable payouts may not be available in all states. Refer to your contract.) If, at the time annuity payments begin, no election has been made to the contrary, the contract value will be applied to provide an annuity funded by the same investment options as you have selected during the accumulation period. At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which annuity payments will be determined. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. The number of annuity units credited to the Contract is determined by dividing the first monthly annuity payment attributable to each funding option by the corresponding accumulation unit value as of 14 days before the date annuity payments begin. An annuity unit is used to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. The Contract contains Life Annuity Table used to determine the first monthly annuity payment. The amount applied to effect a variable annuity will be the value of the funding options as of 14 days before the date annuity payments begin less any applicable premium taxes not previously deducted.

The amount of the first monthly payment depends on the annuity option elected. A formula for determining the adjusted age is contained in the Contract. The total first monthly annuity payment is determined by multiplying the benefit per $1,000 of value shown in the tables of the Contract by the number of thousands of dollars of value of the Contract applied to that annuity option. The Company reserves the right to require satisfactory proof of age of any person on whose life annuity payments are based before making the first payment under any of the payment options.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of the second and subsequent annuity payments is not predetermined and may change from month to month based on the investment experience of the applicable funding option. The total amount of each annuity payment will be equal to the sum of the basic payments in each funding option. The actual amounts of these payments are determined by multiplying the number of annuity units credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under "Variable Annuity." If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

                                PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the annuitant is alive, you can change your annuity or income option selection any time up to the maturity date. Income options differ from annuity options in that the amount of the payments made under income options are not based upon the life of any person. Therefore, the annuitant may outlive the payment period. Once annuity or income payments have begun, no further elections are allowed.

During the annuitant's lifetime, if you do not elect otherwise before the maturity date, we will pay you (or another designated payee) the first of a series of monthly annuity payments based on the life of the annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 4 (Joint and Last Survivor Joint Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the contract.

The minimum amount that can be placed under an annuity or income option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the contract value in a lump-sum. The amount applied to effect an income or annuity option will be the contract value as of the date the payments begin, less any applicable premium taxes not previously deducted. (Certain states may have different requirements that we will honor.) The contract value used to determine the amount of any such payment will be determined on the same basis as the contract value during the accumulation period, including the deduction for mortality and expense risks and the administrative expense charge.

On the maturity date, we will pay the amount due under the Contract in one lump sum (except in Florida, where this is not permitted), or in accordance with the payment option that you select. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the annuitant must be made by the contract owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, all or any part of the contract value may be paid under one or more of the following annuity options. Payments under the annuity options may be elected on a monthly, quarterly, semiannual or annual basis.

Option 1 -- Life Annuity -- No Refund. The Company will make annuity payments during the lifetime of the annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly annuity payments during the lifetime of the annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular annuity payments during the lifetime of the annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make annuity payments during the lifetimes of the annuitant and a second person. One will be designated the primary payee, the other will be designated the secondary payee. On the death of the secondary payee, the Company will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make annuity payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Other Annuity Options. The Company will make any other arrangements for annuity payments as may be mutually agreed upon.

INCOME OPTIONS

Instead of one of the annuity options described above, and subject to the conditions described under "Election of Options," all or part of the contract value may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 -- Payments of a Fixed Amount. The Company will make equal payments of the amount elected until the contract value applied under this option has been exhausted. The first payment and all later payments will be paid from each funding option or the Fixed Account in proportion to the contract value attributable to each. The final payment will include any amount insufficient to make another full payment.

Option 2 -- Payments for a Fixed Period. The Company will make payments for the fixed period selected based on the contract value as of the date payments begin. If, at the death of the annuitant, the total number of fixed payments has not been made, the payments will be made to the beneficiary.

Option 3 -- Other Income Options. The Company will make any other arrangements for income payments as may be mutually agreed upon.

                       MISCELLANEOUS CONTRACT PROVISIONS
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RIGHT TO RETURN

You may return the Contract for a full refund of the contract value (including charges) within twenty days after you receive it (the "right to return period"). You bear the investment risk during the right to return period; therefore, the contract value returned may be greater or less than your purchase payment. If the Contract is purchased as an Individual Retirement Annuity, and is returned within the first seven days after delivery, your purchase payment will be refunded in full; during the remainder of the right to return period, the contract value (including charges) will be refunded. The contract value will be determined following the close of the business day on which we receive a written request for a refund. Where state law requires a longer period, or the return of purchase payments or other variations of this provision, the Company will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any purchase payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if the contract value as of that date is less than $1,000 and no purchase payments have been made for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after the Company has mailed notice of termination to the contract owner's last known address and to any assignee of record. If the Contract is terminated, we will pay you the contract value less any applicable premium tax, and any applicable administrative charge.

REQUIRED REPORTS

As often as required by law, but at least once in each contract year before the due date of the first annuity payment, we will furnish a report showing the number of accumulation units credited to the Contract and the corresponding accumulation unit value(s) as of the date of the report for each funding option to which the contract owner has allocated amounts during the applicable period. The Company will keep all records required under federal or state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

TRANSFERS OF CONTRACT VALUES TO OTHER ANNUITIES

We may permit contract owners to transfer their contract values into other annuities offered by us or our affiliated insurance companies under rules then in effect.

                              THE SEPARATE ACCOUNT
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The Travelers Fund ABD For Variable Annuities ("Fund ABD") was established on October 17, 1995 and is registered with the SEC as a unit investment trust (separate account) under the Investment Company Act of 1940, as amended (the "1940 Act"). The assets of Fund ABD will be invested exclusively in the shares of the variable funding options.

The assets of Fund ABD are held for the exclusive benefit of the owners of this separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to Fund ABD are, in accordance with the Contracts, credited to or charged against Fund ABD without regard to other income, gains and losses of the Company. The assets held by Fund ABD are not chargeable with liabilities arising out of any other business which the Company may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to Fund ABD. All such income and/or distributions are reinvested in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

MIXED AND SHARED FUNDING

It is conceivable that in the future it may be disadvantageous for both variable annuity and variable life insurance separate accounts, or for variable separate accounts of different insurance companies, to invest simultaneously in the same portfolios (called "mixed" and "shared" funding). Currently neither the insurance companies nor the portfolios foresee any such disadvantages to the companies or to variable contract owners. Each portfolio's board of trustees, directors or managers intends to monitor events in order to identify any material conflicts between such policy owners and to determine what action, if any, should be taken in response thereto.

PERFORMANCE INFORMATION

From time to time, we may advertise several types of historical performance for the Contract's funding options. We may advertise the "standardized average annual total returns" of the funding option, calculated in a manner prescribed by the SEC, as well as the "nonstandardized total returns," as described below. Specific examples of the performance information appear in the SAI.

STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is applied to the funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the annual contract administrative charge ($30) is converted to a percentage of assets based on the actual fee collected (or anticipated to be collected, if a new product), divided by the average net assets for Contracts sold (or anticipated to be sold).

NONSTANDARDIZED METHOD. Nonstandardized "total returns" will be calculated in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the $30 annual contract administrative charge, which, if reflected, would decrease the level of performance shown.

For funding options that were in existence prior to the date they became available under the Separate Account, the standardized average annual total return quotations may be accompanied by returns showing the investment performance that such funding options would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

GENERAL Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index and the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

                           FEDERAL TAX CONSIDERATIONS
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The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

TYPES OF CONTRACTS: QUALIFIED OR NONQUALIFIED

If you purchase an annuity contract with proceeds of an eligible rollover distribution from any pension plan, specially sponsored program, or individual retirement annuity (IRA) with pre-tax dollars, your contract is referred to as a qualified contract. Some examples of qualified contracts are: IRAs, 403(b) annuities, pension and profit-sharing plans (including 401(k) plans), Keogh Plans, and certain other qualified deferred compensation plans. If you purchase the contract on an individual basis with after-tax dollars and not under one of the programs described above, your contract is referred to as nonqualified.

NONQUALIFIED ANNUITY CONTRACTS

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your contract until a distribution occurs -- either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however (e.g., by a corporation), increases in the value of the contract attributable to purchase payments made after February 28, 1986 are includible in income annually. Furthermore, for contracts issued after April 22, 1987, if you transfer the contract without adequate consideration all deferred increases in value will be includible in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings (income in the contract), and then from your purchase payments. These withdrawn earnings are includible in your income. (See "Penalty Tax for Premature Distributions" below.) There is income in the contract to the extent the contract value exceeds your investment in the contract. The investment in the contract equals the total purchase payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

Federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the surviving joint owner, or the beneficiary, will have to pay taxes prior to distribution. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments.

QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the contract have not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other qualified contracts. There are special rules which govern the taxation of qualified contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

Taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any nonqualified variable annuity contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax deferred treatment. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

Assets in the separate accounts, also referred to as segregated asset accounts, must be owned by the Company and not by the Contract Owner for federal income tax purposes. Otherwise, the deferral of taxes is lost and income and gains from the accounts would be includable annually in the Contract Owner's gross income.

The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses an incident of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department announced, in connection with the issuance of temporary regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets of the account." This announcement, dated September 15, 1986, also stated that the guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts [of a segregated asset account] without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

The Company does not know if such guidance will be issued, or if it is, what standards it may set. Furthermore, the Company does not know if such guidance may be issued with retroactive effect. New regulations are generally issued with a prospective-only effect as to future sales or as to future voluntary transactions in existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent Contract Owners from being considered the owner of the assets of the separate account.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. Distributions must begin or be continued according to required patterns following the death of the contract owner or annuitant of both qualified and nonqualified annuities.

                               OTHER INFORMATION
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THE INSURANCE COMPANY

The Travelers Insurance Company is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Travelers Group Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

IMSA

The Company is a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may use the IMSA logo and IMSA membership in its advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving the sale and service of individual life insurance and annuity products.

YEAR 2000 COMPLIANCE

Generally, computer programs were designed without considering the impact of the upcoming change in the century. As a result, software and computer systems may need to be upgraded or replaced in order to comply with "Year 2000" requirements. If not corrected, these computer applications could fail or create erroneous results by or at the Year 2000. The business, financial condition, and result of operations of a company could be materially and adversely affected by the failure of its systems and applications (or those either provided or operated by third-parties) to properly operate or manage dates beyond the year 1999.

The Company has investigated the nature and extent of the work required for our computer systems to process beyond the turn of the century, and has made progress toward achieving this goal, including upgrading and/or replacing existing systems. We are confirming with our service providers that they are also in the process of replacing or modifying their systems with the same goal. We expect that our principal systems will be Year 2000 complaint by early 1999. While these efforts involve substantial costs, we closely monitor associated costs and continue to evaluate associated risks based on actual expenses. While it is likely that these efforts will be successful, if necessary modifications and conversions are not completed in a timely manner, the Year 2000 issue could have a material adverse effect on certain operations of the Company.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

The Company intends to sell the Contracts in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts will be sold by life insurance sales agents who represent the Company, and who are licensed registered representatives of the Company or certain other registered broker-dealers. The compensation paid to sales representatives will not exceed 7% of the payments made under the Contracts.

From time to time, the Company may pay or permit other promotional incentives, in cash, credit or other compensation.

Any sales representative or employee will have been qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter for the Contracts is Tower Square Securities, Inc., an affiliate of the Company; however, it is currently anticipated that Travelers Distribution Company, an affiliated broker-dealer, may become the principal underwriter for the Contracts during 1998.

CONFORMITY WITH STATE AND FEDERAL LAWS

The Contract is governed by the laws of the state in which it is delivered. Any paid-up annuity, contract value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which the Contract is delivered. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the funding options. However, we believe that when a funding option solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right.

LEGAL PROCEEDINGS AND OPINIONS

There are no pending material legal proceedings affecting the Separate Account, the Principal Underwriter or the Company. Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this prospectus, as well as the organization of the Company, its authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Company.

                            TRAVELERS ACCESS SELECT

                                   APPENDIX A
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                 THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
                           ACCUMULATION UNIT VALUES*

                                                                   PERIOD             PERIOD FROM
                                                                    ENDED            JUNE 24, 1996
                                                                DECEMBER 31,      (EFFECTIVE DATE) TO
                       FUNDING OPTION                               1997           DECEMBER 31, 1996
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CAPITAL APPRECIATION FUND (4/97)
    Unit Value at beginning of period.......................     $    1.032             $ 1.000
    Unit Value at end of period.............................          1.283               1.032
    Number of units outstanding at end of period............        870,525                  --
MONEY MARKET PORTFOLIO (FORMERLY "CASH INCOME TRUST") (7/97)
    Unit Value at beginning of period.......................     $    1.000                 N/A
    Unit Value at end of period.............................          1.033                 N/A
    Number of units outstanding at end of period............        345,682                 N/A
ALLIANCE GROWTH PORTFOLIO (6/97)
    Unit Value at beginning of period.......................     $    1.037             $ 1.000
    Unit Value at end of period.............................          1.319               1.037
    Number of units outstanding at end of period............      1,062,634                  --
MFS TOTAL RETURN PORTFOLIO (5/97)
    Unit Value at beginning of period.......................     $    1.000                 N/A
    Unit Value at end of period.............................          1.183                 N/A
    Number of units outstanding at end of period............        962,287                 N/A
TRAVELERS QUALITY BOND PORTFOLIO (7/97)
    Unit Value at beginning of period.......................     $    1.001             $ 1.000
    Unit Value at end of period.............................          1.057               1.001
    Number of units outstanding at end of period............        378,758                  --
LAZARD INTERNATIONAL STOCK PORTFOLIO (5/97)
    Unit Value at beginning of period.......................     $    1.027             $ 1.000
    Unit Value at end of period.............................          1.095               1.027
    Number of units outstanding at end of period............        849,629                  --
MFS EMERGING GROWTH PORTFOLIO (4/97)
    Unit Value at beginning of period.......................     $    1.004             $ 1.000
    Unit Value at end of period.............................          1.198               1.004
    Number of units outstanding at end of period............        528,553                  --
FEDERATED STOCK PORTFOLIO (5/97)
    Unit Value at beginning of period.......................     $    1.000                 N/A
    Unit Value at end of period.............................          1.285                 N/A
    Number of units outstanding at end of period............        352,550                 N/A
FEDERATED HIGH YIELD PORTFOLIO (5/97)
    Unit Value at beginning of period.......................     $    1.000                 N/A
    Unit Value at end of period.............................          1.140                 N/A
    Number of units outstanding at end of period............        620,667                 N/A
LARGE CAP PORTFOLIO (6/97)
    Unit Value at beginning of period.......................     $    1.023             $ 1.000
    Unit Value at end of period.............................          1.245               1.023
    Number of units outstanding at end of period............        491,869               7,800
EQUITY INCOME PORTFOLIO (5/97)
    Unit Value at beginning of period.......................     $    1.026             $ 1.000
    Unit Value at end of period.............................          1.339               1.026
    Number of units outstanding at end of period............        639,656              30,196
DISCIPLINED MID CAP STOCK PORTFOLIO (FORMERLY "MID CAP
  DISCIPLINED EQUITY FUND") (6/97)
    Unit Value at beginning of period.......................     $    1.000                 N/A
    Unit Value at end of period.............................          1.195                 N/A
    Number of units outstanding at end of period............        120,880                 N/A
APPRECIATION PORTFOLIO (6/97)
    Unit Value at beginning of period.......................          1.000                 N/A
    Unit Value at end of period.............................          1.092                 N/A
    Number of units outstanding at end of period............        506,282                 N/A
DIVERSIFIED STRATEGIC INCOME PORTFOLIO (6/97)
    Unit Value at beginning of period.......................          1.000                 N/A
    Unit Value at end of period.............................          1.048                 N/A
    Number of units outstanding at end of period............        733,829                 N/A

* The Company began tracking the Accumulation Unit values in 1996, however the Separate Account held no assets until 1997. Funding Options not listed had no amounts yet allocated to them. The financial statements for Fund ABD are contained in the Annual Report to contract owners. The consolidated financial statements of The Travelers Insurance Company are contained in the SAI.

                                   APPENDIX B
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                               THE FIXED ACCOUNT

The Fixed Account is secured by part of the general assets of the Company. The general assets of the Company include all assets of the Company other than those held in the separate accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the variable funding options does not affect the Fixed Account portion of the contract owner's contract value, or the dollar amount of fixed annuity payments made under any payout option.

We guarantee that, at any time, the Fixed Account contract value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior surrenders.

Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account which supports insurance and annuity obligations. Neither the general account nor any interest therein is registered under, nor subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

The initial rate for any allocations into the Fixed Account is guaranteed for one year from the date of such allocation. Subsequent renewal rates will be guaranteed for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3% per year. Any interest credited to amounts allocated to the Fixed Account in excess of 3% per year will be determined in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 3% for any given year.

TRANSFERS

You may make transfers from the Fixed Account to any other available funding option(s) twice a year during the 30 days following the semiannual anniversary of the contract effective date. The transfers are limited to an amount of up to 15% of the Fixed Account Value on the semiannual contract effective date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to other funding options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the funding options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX C
--------------------------------------------------------------------------------

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company. A list of the contents of the Statement of Additional Information is set forth below:

     The Insurance Company
     Principal Underwriter
     Distribution and Management Agreement
     Valuation of Assets
     Performance Information
     Federal Tax Considerations
     Independent Accountants
     Financial Statements

--------------------------------------------------------------------------------


Copies of the Statement of Additional Information dated May 1, 1998 (Form No. L-21192S) are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183-9061.


Name:

Address:

                                TRAVELERS ACCESS

                       VARIABLE ANNUITY CONTRACT PROFILE

                                  MAY 1, 1998



THIS PROFILE IS A SUMMARY OF SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. THE CONTRACT IS MORE FULLY DESCRIBED IN THE FULL PROSPECTUS WHICH IS ATTACHED TO THIS PROFILE. PLEASE READ THE PROSPECTUS CAREFULLY. THE TERMS "WE," "US," "OUR" AND THE "COMPANY" REFER TO THE TRAVELERS INSURANCE COMPANY. "YOU" AND "YOUR" REFER TO THE CONTRACT OWNER.



1. THE VARIABLE ANNUITY CONTRACT. The Contract offered by The Travelers Insurance Company is a variable annuity that is intended for retirement savings or other long-term investment purposes. Travelers Access Select may be issued as an individual Contract or as a group Contract. In states where only group Contracts are available, you will be issued a certificate summarizing the provisions of the group Contract. For convenience, we refer to both Contracts and certificates as "Contracts." The Contract provides a death benefit as well as guaranteed income options. Under a qualified Contract, you can make one or more payments, as you choose, on a tax-deferred basis. Under a nonqualified Contract, you can make one or more payments with after-tax dollars. You direct your payment(s) to one or more of the variable funding options listed in Section 4 and/or to the Fixed Account. We guarantee money directed to the Fixed Account as to principal and interest. The variable funding options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You may also lose money in the variable funding options.


The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, under a qualified contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the income phase.


2. ANNUITY PAYMENTS (THE INCOME PHASE). You may choose to receive annuity payments from the Fixed Account or the variable funding options. If you want to receive payments from your annuity, you can choose one of the following annuity options: Option 1 -- payments for your life (life annuity) -- assuming that you are the annuitant; Option 2 -- payments for your life with an added guarantee that payments will continue to your beneficiary for a certain number of months (120, 180 or 240, as you select), if you should die during that period; Option
3 -- Joint and Last Survivor Life Annuity, in which payments are made for your life and the life of another person (usually your spouse). Option 3 can also be elected with payments continuing at a reduced rate after the death of one payee. There are also two Income Options: Fixed Amount -- the contract value will be paid to you in equal payments; or Fixed Period -- the contract value will be used to make payments for a fixed time period. If you should die before the end of the Fixed Period, the remaining amount would go to your beneficiary.


Once you make an election of an annuity option or an income option and begin to receive payments, it cannot be changed. During the income phase, you have the same investment choices you had during the accumulation phase. If amounts are directed to the variable funding options, the dollar amount of your payments may increase or decrease.

3. PURCHASE. You may purchase the Contract with an initial payment of at least $20,000. You may make additional payments of at least $500 at any time during the accumulation phase. (In some states, additional payments are not allowed.)

WHO SHOULD PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); and (3) rollovers from other qualified retirement plans. Qualified contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended.


4. INVESTMENT OPTIONS. You can direct your money into the Fixed Account or any or all of the following funding options. The funding options are described in the prospectuses for the funds. Depending on market conditions, you may make or lose money in any of these options:



Capital Appreciation Fund


Money Market Portfolio


DELAWARE GROUP PREMIUM FUND, INC.


  REIT Series


DREYFUS VARIABLE INVESTMENT FUND


  Capital Appreciation Portfolio


  Small Cap Portfolio


SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.


  Salomon Brothers Variable Investors Fund


TRAVELERS SERIES FUND, INC.


  Alliance Growth Portfolio


  MFS Total Return Portfolio


  Putnam Diversified Income Portfolio


THE TRAVELERS SERIES TRUST


  Convertible Bond Portfolio


  Disciplined Mid Cap Stock Portfolio


  Disciplined Small Cap Stock Portfolio


  Equity Income Portfolio


  Federated High Yield Portfolio


  Federated Stock Portfolio


  Large Cap Portfolio


  Lazard International Stock Portfolio


  MFS Emerging Growth Portfolio


  MFS Mid Cap Growth Portfolio


  MFS Research Portfolio


  Strategic Stock Portfolio


  Travelers Quality Bond Portfolio


WARBURG PINCUS TRUST


  Emerging Markets Portfolio



5. EXPENSES. The Contract has insurance features and investment features, and there are costs related to each. For Contracts with a value of less than $40,000, the Company deducts an annual contract administrative charge of $30. The annual insurance charge is 1.25% of the amounts you direct to the funding options and a related sub-account administrative charge of .15% annually is charged.



Each funding option has a charge for investment management and other expenses. The charges, which vary by funding option, range from 0.40% to 1.40% annually, of the average daily net asset balance of the funding option.


If you withdraw amounts under the contract, or if you begin receiving annuity payments, the Company may be required by your state to deduct a premium tax of 0%-5%.


The following table is designed to help you understand the Contract charges. The "Total Annual Insurance Charge" column includes the mortality and expense risk charge, the sub-account administrative charges, and reflects the $30 annual contract administrative charge as .014%. The "Total Annual Funding Option Expenses" column reflects the investment charges for each portfolio, including any expense waiver or reimbursement. The column "Total Annual Charges" reflects the sum of the previous two columns. The columns under the heading "Examples" show you how much you would pay under the Contract for a one-year period and for a 10-year period. As required by the SEC, the examples assume that you invested $1,000 in a Contract that earns 5% annually and that you withdraw your money at the end of year 1 and at the end of year 10. For years 1 and 10, the examples show the total annual charges assessed during that time. For these examples, the premium tax is assumed to be 0%.

                                                                         TOTAL                EXAMPLES: TOTAL
                                                              TOTAL      ANNUAL               ANNUAL EXPENSES
                                                             ANNUAL     FUNDING     TOTAL       AT END OF:
                                                            INSURANCE    OPTION    ANNUAL    -----------------
                     PORTFOLIO NAME                          CHARGES    EXPENSES   CHARGES   1 YEAR   10 YEARS
--------------------------------------------------------------------------------------------------------------

Capital Appreciation Fund................................     1.41%      0.84%      2.25%     $83       $259
Money Market Portfolio...................................     1.41%      0.40%      1.81%      78        213
DELAWARE GROUP PREMIUM FUND, INC.
    REIT Series..........................................     1.41%      0.85%      2.26%      83        260
DREYFUS VARIABLE INVESTMENT FUND
    Capital Appreciation Portfolio.......................     1.41%      0.80%      2.21%      82        255
    Small Cap Portfolio..................................     1.41%      0.78%      2.19%      82        253
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.
    Salomon Brothers Variable Investors Fund.............     1.41%      1.00%      2.41%      84        275
TRAVELERS SERIES FUND, INC.
    Alliance Growth Portfolio............................     1.41%      0.82%      2.23%      83        257
    MFS Total Return Portfolio...........................     1.41%      0.86%      2.27%      83        261
    Putnam Diversified Income Portfolio..................     1.41%      0.88%      2.29%      83        263
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio...........................     1.41%      0.80%      2.21%      82        255
    Disciplined Mid Cap Stock Portfolio..................     1.41%      0.95%      2.36%      84        270
    Disciplined Small Cap Stock Portfolio................     1.41%      1.00%      2.41%      84        275
    Equity Income Portfolio..............................     1.41%      0.95%      2.36%      84        270
    Federated High Yield Portfolio.......................     1.41%      0.95%      2.36%      84        270
    Federated Stock Portfolio............................     1.41%      0.95%      2.36%      84        270
    Large Cap Portfolio..................................     1.41%      0.95%      2.36%      84        270
    Lazard International Stock Portfolio.................     1.41%      1.25%      2.66%      87        300
    MFS Emerging Growth Portfolio........................     1.41%      0.95%      2.36%      84        270
    MFS Mid Cap Growth Portfolio.........................     1.41%      1.00%      2.41%      84        275
    MFS Research Portfolio...............................     1.41%      1.00%      2.41%      84        275
    Strategic Stock Portfolio............................     1.41%      0.90%      2.31%      83        265
    Travelers Quality Bond Portfolio.....................     1.41%      0.75%      2.16%      82        250
WARBURG PINCUS TRUST
    Emerging Markets Portfolio...........................     1.41%      1.40%      2.81%      88        314


6. TAXES. The payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. You will be taxed on your purchase payments and on any earnings when you make a withdrawal or begin receiving annuity or income payments. Under a nonqualified Contract, payments to the contract are made with after-tax dollars, and any earnings will accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract.

For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

7. ACCESS TO YOUR MONEY. You can take withdrawals any time during the accumulation phase. While there is no withdrawal charge, income taxes and a penalty tax may apply to taxable amounts withdrawn.

8. PERFORMANCE. The value of the Contract will vary depending upon the investment performance of the funding options you choose. The following chart shows total returns for each funding option for the time periods shown. These rates of return reflect the insurance charges, administrative charge, investment charges and all other expenses of the funding option. The rates of return do not reflect any applicable taxes, which, if applied, would reduce such performance. Past performance is not a guarantee of future results.

LAST TEN CALENDAR YEARS (OR FULL YEARS SINCE INCEPTION):


--------------------------------------------------------------------
                       PORTFOLIO NAME                          1997
--------------------------------------------------------------------
Capital Appreciation Fund...................................  24.36%
Money Market Portfolio......................................   3.59%
TRAVELERS SERIES FUND, INC.
  Alliance Growth Portfolio.................................  27.22%
  MFS Total Return Portfolio................................  19.55%
  Putnam Diversified Income Portfolio.......................   6.24%
THE TRAVELERS SERIES TRUST
  Equity Income Portfolio...................................  30.47%
  Federated High Yield Portfolio............................  13.84%
  Federated Stock Portfolio.................................  31.66%
  Large Cap Portfolio.......................................  21.72%
  Lazard International Stock Portfolio......................   6.61%
  MFS Emerging Growth Portfolio.............................  19.33%
  Travelers Quality Bond Portfolio..........................   5.64%



Those funding options not illustrated above do not yet have one full year of performance history through the Separate Account.


9. DEATH BENEFIT. The death benefit applies upon the first death of the owner, joint owner, or annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the income phase, the person you have chosen as your beneficiary will receive a death benefit. The death benefit paid depends on your age at the time of your death. The death benefit value is calculated at the close of the business day on which the Company's Home Office receives due proof of death. If you die on or before age 75, the person you have selected as the beneficiary will receive an amount equal to the greatest of the following:

        1) the contract value;

        2) the total purchase payments made under the Contract; or

        3) the contract value on the latest fifth contract year before the Company receives due proof of death.

If you die after age 75 but before age 85 (90 in Florida and New York) and before the contract maturity date, the beneficiary will receive

        1) the contract value;

        2) total purchase payments made under the Contract; or

        3) the Contract value on the latest fifth year anniversary occurring on or before the annuitant's 75th birthday;

If you die on or after age 85 and before the maturity date, the death benefit will equal the Contract value.

NOTE: In all cases described above, amounts will be reduced by loans outstanding, premium taxes owed and partial withdrawals not previously deducted. This death benefit may not be available in all states. Certain states may have varying age requirements. The death benefit applies upon the first death of the owner, joint owner, or annuitant. Please refer to the Contract prospectus for more details.

10. OTHER INFORMATION

RIGHT TO RETURN. If you cancel the Contract within twenty days after you receive it, you will receive a full refund of the Contract Value (including charges). Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. You bear the investment risk during the right to return period; therefore, the Contract value returned may be greater or less than your purchase payment. If the Contract is purchased as an Individual

Retirement Annuity, and is returned within the first seven days after delivery, your full purchase payment will be refunded; during the remainder of the right to return period, the Contract value (including charges) will be refunded. The Contract value will be determined at the close of business on the day we receive a written request for a refund.

TRANSFER BETWEEN FUNDING OPTIONS. You can transfer between the funding options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. The Company may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. The Company, at the minimum, would always allow one transfer every six months. You may transfer between the Fixed Account and the funding options twice a year (during the 30 days after the six-month contract date anniversary), provided the amount is not greater than 15% of the Fixed Account Value on that date.

ADDITIONAL FEATURES. This Contract has other features you may be interested in. These include:

     DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in funding options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     SYSTEMATIC WITHDRAWAL OPTION. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

     AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match your original (or your latest) funding option allocation request.

11. INQUIRIES. If you need more information, please contact us at (800) 842-8573 or:

    Travelers Insurance Company
    Annuity Investor Services
    One Tower Square
    Hartford, CT 06183

                          TRAVELERS ACCESS PROSPECTUS:


                 THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES


This prospectus describes TRAVELERS ACCESS, a flexible premium variable annuity contract (the "Contract") issued by The Travelers Insurance Company (the "Company," "we" or "our"). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("nonqualified Contracts"). Travelers Access Select may be issued as an individual Contract or as a group Contract. In states where only group Contracts are available, you will be issued a certificate summarizing the provisions of the group Contract. For convenience, we refer to both Contracts and certificates as "Contracts."



You can choose to have your purchase payments accumulate on a fixed basis (i.e. a Fixed Account funded through the Company's general account) and/or a variable basis (i.e., one or more of the sub-accounts ("funding options") of the Travelers Fund ABD for Variable Annuities ("Fund ABD")). Your contract value will vary daily to reflect the investment experience of the funding options you select and any interest credited to the Fixed Account. The variable funding options currently available are:



Capital Appreciation Fund


Money Market Portfolio


DELAWARE GROUP PREMIUM FUND, INC.


  REIT Series


DREYFUS VARIABLE INVESTMENT FUND


  Capital Appreciation Portfolio


  Small Cap Portfolio


SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.


  Salomon Brothers Variable Investors Fund


TRAVELERS SERIES FUND, INC.


  Alliance Growth Portfolio


  MFS Total Return Portfolio


  Putnam Diversified Income Portfolio


THE TRAVELERS SERIES TRUST


  Convertible Bond Portfolio


  Disciplined Mid Cap Stock Portfolio


  Disciplined Small Cap Stock Portfolio


  Equity Income Portfolio


  Federated High Yield Portfolio


  Federated Stock Portfolio


  Large Cap Portfolio


  Lazard International Stock Portfolio


  MFS Emerging Growth Portfolio


  MFS Mid Cap Growth Portfolio


  MFS Research Portfolio


  Strategic Stock Portfolio


  Travelers Quality Bond Portfolio


WARBURG PINCUS TRUST


  Emerging Markets Portfolio



The Fixed Account is described in Appendix B. Unless specified otherwise, this prospectus refers to the variable funding options. The contracts and/or some of the funding options may not be available in all states. THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE VARIABLE FUNDING OPTIONS. THESE PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.



This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about Fund ABD by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 1998. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Services, One Tower Square, Hartford, Connecticut 06183, call (800) 842-8573 or access the SEC's website (http://www.sec.gov). The contents of the SAI appears in Appendix C of this prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY; THEY ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTMENT.

                          PROSPECTUS DATED MAY 1, 1998

                               TABLE OF CONTENTS


INDEX OF SPECIAL TERMS.................      2
FEE TABLE..............................      3
CONDENSED FINANCIAL INFORMATION........      5
THE ANNUITY CONTRACT...................      5
Purchase Payments......................      6
Accumulation Units.....................      6
The Funding Options....................      6
Substitutions and Additions............      8
CHARGES AND DEDUCTIONS.................      9
Administrative Charges.................      9
Mortality and Expense Risk Charge......      9
Reduction or Elimination of Contract
  Charges..............................      9
Funding Option Expenses................      9
Premium Tax............................      9
Changes in Taxes Based Upon Premium or
  Value................................     10
OWNERSHIP PROVISIONS...................     10
Types of Ownership.....................     10
Beneficiary............................     10
Annuitant..............................     10
TRANSFERS..............................     11
Dollar Cost Averaging..................     11
ACCESS TO YOUR MONEY...................     11
Systematic Withdrawals.................     11
Loans..................................     12
DEATH BENEFIT..........................     12
Death Proceeds Before the Maturity
  Date.................................     12
Payment of Proceeds....................     12
Death Proceeds After the Maturity
  Date.................................     13
THE ANNUITY PERIOD.....................     13
Maturity Date..........................     13
Allocation of Annuity..................     14
Variable Annuity.......................     14
Fixed Annuity..........................     14
PAYMENT OPTIONS........................     14
Election of Options....................     14
Annuity Options........................     15
Income Options.........................     16
MISCELLANEOUS CONTRACT PROVISIONS......     16
Right to Return........................     16
Termination............................     16
Required Reports.......................     16
Suspension of Payments.................     17
Transfers of Contract Values to Other
  Annuities............................     17
THE SEPARATE ACCOUNT...................     17
Mixed and Shared Funding...............     17
Performance Information................     17
FEDERAL TAX CONSIDERATIONS.............     18
General Taxation of Annuities..........     18
Types of Contracts: Qualified or
  Nonqualified.........................     18
Nonqualified Annuity Contracts.........     19
Qualified Annuity Contracts............     19
Penalty Tax for Premature
  Distributions........................     19
Diversification Requirements for
  Variable Annuities...................     20
Ownership of the Investments...........     20
Mandatory Distributions for Qualified
  Plans................................     20
OTHER INFORMATION......................     20
The Insurance Company..................     20
IMSA...................................     21
Year 2000 Compliance...................     21
Distribution of Variable Annuity
  Contracts............................     21
Conformity with State and Federal
  Laws.................................     21
Voting Rights..........................     22
Legal Proceedings And Opinions.........     22
APPENDIX A: Condensed Financial
  Information..........................     23
APPENDIX B: The Fixed Account..........     24
APPENDIX C: Contents of the Statement
  of Additional Information............     25


                             INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.


Accumulation Unit......................      6
Accumulation Period....................      6
Annuitant..............................     10
Annuity Payments.......................      5
Annuity Unit...........................      9
Contract Date..........................      5
Contract Owner (You, Your).............      5
Contract Value.........................      5
Contract Year..........................      5
Fixed Account..........................     23
Funding Option(s)......................      6
Income Payments........................      5
Maturity Date..........................      5
Purchase Payment.......................      5
Written Request........................      6

                               FUND ABD FEE TABLE
--------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES

     Annual Contract Administrative Charge (Waived if
       contract value is $40,000 or more)                      $30
ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the
  Separate Account)
       Mortality and Expense Risk Charge...................  1.25%
       Administrative Expense Charge.......................  0.15%
                                                             -----
          Total Separate Account Charges...................  1.40%


FUNDING OPTION EXPENSES:


(as a percentage of average daily net assets of the Funding Option as of December 31, 1997,


unless otherwise noted)



                                                          MANAGEMENT FEE   OTHER EXPENSES       TOTAL
                                                          (AFTER EXPENSE   (AFTER EXPENSE    UNDERLYING
                    PORTFOLIO NAME:                       REIMBURSEMENT)   REIMBURSEMENT)   FUND EXPENSES
---------------------------------------------------------------------------------------------------------
Capital Appreciation Fund...............................       0.75%            0.09%           0.84%
Money Market Portfolio..................................       0.32%            0.08%(1)        0.40%
DELAWARE GROUP PREMIUM FUND, INC.
    REIT Series.........................................       0.75%            0.10%(2)        0.85%
DREYFUS VARIABLE INVESTMENT FUND
    Capital Appreciation Portfolio......................       0.75%            0.05%           0.80%
    Small Cap Portfolio.................................       0.75%            0.03%           0.78%
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.
    Salomon Brothers Variable Investors Fund............       0.70%            0.30%(3)        1.00%
TRAVELERS SERIES FUND, INC.
    Alliance Growth Portfolio...........................       0.80%            0.02%(4)        0.82%
    MFS Total Return Portfolio..........................       0.80%            0.06%(4)        0.86%
    Putnam Diversified Income Portfolio.................       0.75%            0.13%(4)        0.88%
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio..........................       0.60%            0.20%(5)        0.80%
    Disciplined Mid Cap Stock Portfolio.................       0.70%            0.25%(6)        0.95%
    Disciplined Small Cap Stock Portfolio...............       0.80%            0.20%(5)        1.00%
    Equity Income Portfolio.............................       0.75%            0.20%(6)        0.95%
    Federated High Yield Portfolio......................       0.65%            0.30%(6)        0.95%
    Federated Stock Portfolio...........................       0.63%            0.32%(6)        0.95%
    Large Cap Portfolio.................................       0.75%            0.20%(6)        0.95%
    Lazard International Stock Portfolio................       0.83%            0.42%(6)        1.25%
    MFS Emerging Growth Portfolio.......................       0.75%            0.20%(6)        0.95%
    MFS Mid Cap Growth Portfolio........................       0.80%            0.20%(5)        1.00%
    MFS Research Portfolio..............................       0.80%            0.20%(5)        1.00%
    Strategic Stock Portfolio...........................       0.60%            0.30%(5)        0.90%
    Travelers Quality Bond Portfolio....................       0.32%            0.43%(6)        0.75%
WARBURG PINCUS TRUST
    Emerging Markets Portfolio..........................       0.45%            0.95%(7)        1.40%

NOTES:



The purpose of the Fee Table is to assist contract owners in understanding the various costs and expenses that a contract owner will bear, directly or indirectly. See "Charges and Deductions" in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. "Other Expenses" include operating costs of the fund. These expenses are reflected in each funding option's net asset value and are not deducted from the account value under the Contract.



(1) Other Expenses have been restated to reflect the current expense reimbursement arrangement with The Travelers Insurance Company. Travelers has agreed to reimburse the Fund for the amount by which its aggregate expenses (including the management fee, but excluding brokerage commissions, interest charges and taxes) exceeds 0.40%. Without such arrangement, Total Expenses would have been 1.39% for the MONEY MARKET PORTFOLIO.



(2) The adviser for the DELAWARE REIT SERIES has agreed to voluntarily waive its fee and pay the expenses of the Series to the extent that the Series' annual operating expenses, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, do not exceed 0.85% of its average daily net assets through June 30, 1998.



(3) The amounts set forth for Other Expenses are based on estimates for the current fiscal year and will include fees for shareholder services, administrative fees, custodial fees, legal and accounting fees, printing costs and registration fees. These expenses reflect the voluntary agreement by the Fund's adviser to impose an expense cap of 1.00% for the fiscal year ending December 31, 1998 on the total operating expenses of the Fund (exclusive of taxes, interest and extraordinary expenses such as litigation and indemnification expenses). Absent such agreement, the ratio of other expenses and total operating expenses to the average daily net assets would be 1.91% and 2.61%, respectively, for the SALOMON BROTHERS VARIABLE INVESTORS FUND.



(4) Other expenses are as of October 31, 1997 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 1997.



(5) Other Expenses are based on estimates for the current fiscal year and will include fees for shareholder services, administrative fees, custodial fees , legal and accounting fees, printing costs and registration fees. Additionally, these fees reflect a voluntary expense reimbursement arrangement by Travelers to reimburse the Portfolios for the amount by which their aggregate total operating expenses exceed 1.00% for the DISCIPLINED SMALL CAP STOCK PORTFOLIO, MFS MID CAP GROWTH PORTFOLIO and MFS RESEARCH PORTFOLIO; 0.80% for the CONVERTIBLE BOND PORTFOLIO; and 0.90% for the STRATEGIC STOCK PORTFOLIO. These expenses have been illustrated at a limit which the Portfolios' adviser believes to be in line with the actual projected expenses of the Portfolios.



(6) Other Expenses reflect the current expense reimbursement arrangement with Travelers where Travelers has agreed to reimburse the Portfolios for the amount by which their aggregate expenses (including management fees, but excluding brokerage commissions, interest charges and taxes) exceeds 0.95% (1.25% for the Lazard International Stock Portfolio and 0.75% for the Quality Bond Portfolio). Without such arrangements, the Total Funding Option Expenses for the Portfolios would have been as follows: 1.05% for MFS EMERGING GROWTH PORTFOLIO; 1.10% for FEDERATED HIGH YIELD PORTFOLIO; 1.14% for FEDERATED STOCK PORTFOLIO; 1.90% for EQUITY INCOME PORTFOLIO; 2.65% for LARGE CAP PORTFOLIO; 1.82% for DISCIPLINED MID CAP STOCK PORTFOLIO; 1.76% for LAZARD INTERNATIONAL STOCK PORTFOLIO; and 1.13% for TRAVELERS QUALITY BOND PORTFOLIO.



(7) The WARBURG PINCUS EMERGING MARKETS PORTFOLIO'S investment advisor and co-administrator have agreed to limit the Portfolio's total operating expenses to 1.40% through December 31, 1998. Absent this waiver of fees, the Portfolio's management fees, other expenses and total operating expenses would equal 1.25%, 0.95% and 2.20%, respectively. The Portfolio's other expenses are based on annualized estimates of expenses for the fiscal year ending December 31, 1998, net of any fee waivers or expense reimbursements.

EXAMPLE*


Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses:



-------------------------------------------------------------------------------------------------------
                                                               IF CONTRACT IS SURRENDERED, ANNUITIZED
                                                                OR IF NO WITHDRAWALS HAVE BEEN MADE:
                                                              -----------------------------------------
                       PORTFOLIO NAME                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
-------------------------------------------------------------------------------------------------------
Capital Appreciation Fund...................................    $23       $70        $121       $259
Money Market Portfolio......................................     18        57          98        213
DELAWARE GROUP PREMIUM FUND, INC.
    REIT Series.............................................     23        71         121        260
DREYFUS VARIABLE INVESTMENT FUND
    Capital Appreciation Portfolio..........................     22        69         119        255
    Small Cap Portfolio.....................................     22        69         118        253
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.
    Salomon Brothers Variable Investors Fund................     24        75         129        275
TRAVELERS SERIES FUND, INC.
    Alliance Growth Portfolio...............................     23        70         120        257
    MFS Total Return Portfolio..............................     23        71         122        261
    Putnam Diversified Income Portfolio.....................     23        72         123        263
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio..............................     22        69         119        255
    Disciplined Mid Cap Stock Portfolio.....................     24        74         126        270
    Disciplined Small Cap Stock Portfolio...................     24        75         129        275
    Equity Income Portfolio.................................     24        74         126        270
    Federated High Yield Portfolio..........................     24        74         126        270
    Federated Stock Portfolio...............................     24        74         126        270
    Large Cap Portfolio.....................................     24        74         126        270
    Lazard International Stock Portfolio....................     27        83         141        300
    MFS Emerging Growth Portfolio...........................     24        74         126        270
    MFS Mid Cap Growth Portfolio............................     24        75         129        275
    MFS Research Portfolio..................................     24        75         129        275
    Strategic Stock Portfolio...............................     23        72         124        265
    Travelers Quality Bond Portfolio........................     22        68         116        250
WARBURG PINCUS TRUST
    Emerging Markets Portfolio..............................     28        87         149        314



* THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE REFLECTS THE $30 ANNUAL CONTRACT ADMINISTRATIVE CHARGE AS AN ANNUAL CHARGE OF .014% OF ASSETS.



                        CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------


See Appendix A.


                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
Travelers Access Select is a contract between you, the contract owner, and Travelers Insurance Company (called "us" or the "Company"). Under this contract, you make purchase payments to us and we credit them to your Contract. The Company promises to pay you an income, in the form of annuity or income payments, beginning on a future date that you choose, the maturity date. The purchase payments accumulate tax deferred in the funding options of your choice. We offer multiple variable funding options, and one fixed account option. The contract owner assumes the risk of gain or loss according to the performance of the variable funding options. The contract value is the amount of purchase payments, plus or minus any investment experience or interest. The contract value also reflects all surrenders made and charges deducted. There is generally no guarantee that at the maturity date the contract value will equal or exceed the total purchase payments made under the Contract, except as noted under the Death Benefit provisions described in this prospectus. The date the contract and its benefits became effective is referred to as the contract date. Each anniversary of this contract date is called a contract year.

Certain changes and elections must be made in writing to the Company. Where the term "written request" is used, it means that written information must be sent to the Company's Home Office in a form and content satisfactory to us.

PURCHASE PAYMENTS

The initial purchase payment must be at least $20,000. Additional payments of at least $500 may be made under the Contract at any time. Under certain circumstances, we may waive the minimum purchase payment requirement. Purchase payments over $1,000,000 may be made with our prior consent. In some states, we do not accept additional purchase payments.

We will apply the initial purchase payment within two business days after we receive it in good order at our Home Office. Subsequent purchase payments received in good order will be credited to a Contract within one business day. Our business day ends when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.

ACCUMULATION UNITS

An accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of the accumulation unit. We calculate the value of an accumulation unit for each funding option each day after the New York Stock Exchange closes. After the value is calculated, your Contract is credited. The period between the contract effective date and the maturity date is the accumulation period. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

THE FUNDING OPTIONS

You choose which of the following variable funding options to have your purchase payments allocated to. You will find detailed information about the options and their inherent risks in the current prospectuses for the funding options which must accompany this prospectus. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. Additional copies of the prospectuses may be obtained by contacting your registered representative or by calling 1-800-842-8573.

The current variable funding options are listed below, along with their investment advisers and any subadviser:


                                                    INVESTMENT
        FUNDING OPTIONS                              OBJECTIVE                         INVESTMENT ADVISER/SUBADVISER
---------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund        Seeks growth of capital through the use of common    Travelers Asset Management
                                 stocks. Income is not an objective. The Fund         International Corporation
                                 invests principally in common stocks of small to     ("TAMIC")
                                 large companies which are expected to experience     Subadviser: Janus
                                 wide fluctuations in price in both rising and        Capital Corp.
                                 declining markets.
Money Market Portfolio           Seeks high current income from short-term money      TAMIC
(formerly "Cash Income Trust")   market instruments while preserving capital and
                                 maintaining a high degree of liquidity.

                                                    INVESTMENT
        FUNDING OPTIONS                              OBJECTIVE                         INVESTMENT ADVISER/SUBADVISER
---------------------------------------------------------------------------------------------------------------------
DELAWARE GROUP PREMIUM FUND,
INC.
    REIT Series                  Seeks maximum long-term total return, by             Delaware Management Company,
                                 investing in securities of companies primarily       Inc.
                                 engaged in the real estate industry. Capital         Subadviser: Lincoln Investment
                                 appreciation is a secondary objective.               Management, Inc.

DREYFUS VARIABLE INVESTMENT
FUND
    Capital Appreciation         Seeks primarily to provide long-term capital         The Dreyfus Corporation
    Portfolio                    growth consistent with the preservation of           Subadviser: Fayez Sarofim & Co.
                                 capital; current income is a secondary investment
                                 objective. The portfolio invests primarily in the
                                 common stocks of domestic and foreign issuers.
    Small Cap Portfolio          Seeks to maximize capital appreciation.              The Dreyfus Corporation

SALOMON BROTHERS VARIABLE
SERIES FUND, INC.
    Salomon Brothers Variable    Seeks long-term growth of capital. Current income    Salomon Brothers Asset
    Investors Fund               is a secondary objective.                            Management ("SBAM")

TRAVELERS SERIES FUND, INC.
    Alliance Growth Portfolio    Seeks long-term growth of capital by investing       Travelers Investment Adviser
                                 predominantly in equity securities of companies      ("TIA")
                                 with a favorable outlook for earnings and whose      Subadviser: Alliance Capital
                                 rate of growth is expected to exceed that of the     Management L.P.
                                 U.S. economy over time. Current income is only an
                                 incidental consideration.
    MFS Total Return Portfolio   Seeks to obtain above-average income (compared to    TIA
                                 a portfolio entirely invested in equity              Subadviser: Massachusetts
                                 securities) consistent with the prudent              Financial Services Company
                                 deployment of capital. Generally, at least 40% of    ("MFS")
                                 the Portfolio's assets will be invested in equity
                                 securities.
    Putnam Diversified Income    Seeks high current income consistent with            TIA
    Portfolio                    preservation of capital. The Portfolio will          Subadviser: Putnam Investment
                                 allocate its investments among the U.S.              Management, Inc.
                                 Government Sector, the High Yield Sector, and the
                                 International Sector of the fixed income
                                 securities markets.

THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio   Seeks current income and capital appreciation by     TAMIC
                                 investing in convertible securities and in
                                 combinations of nonconvertible fixed-income
                                 securities and warrants or call options that
                                 together resemble convertible securities
                                 ("synthetic convertible securities").
    Disciplined Mid Cap Stock    Seeks growth of capital by investing primarily in    TAMIC
    Portfolio (formerly "Mid     a broadly diversified portfolio of common stocks.    Subadviser: TIMCO
    Cap Disciplined Equity
    Fund")
    Disciplined Small Cap Stock  Seeks long term capital appreciation by investing    TAMIC
    Portfolio                    primarily (at least 65% of its total assets) in      Subadviser: TIMCO
                                 the common stocks of U.S. companies with
                                 relatively small market capitalizations at the
                                 time of investment.
    Equity Income Portfolio      Seeks reasonable income by investing at least 65%    TAMIC
                                 in income-producing equity securities. The           Subadviser: Fidelity Management
                                 balance may be invested in all types of domestic     & Research Company
                                 and foreign securities, including bonds. The
                                 Portfolio seeks to achieve a yield that exceeds
                                 that of the securities comprising the S&P 500.
                                 The Subadviser also considers the potential for
                                 capital appreciation.

                                                    INVESTMENT
        FUNDING OPTIONS                              OBJECTIVE                         INVESTMENT ADVISER/SUBADVISER
---------------------------------------------------------------------------------------------------------------------
THE TRAVELERS SERIES TRUST (CONTINUED)

    Federated High Yield         Seeks high current income by investing primarily     TAMIC
    Portfolio                    in a professionally managed, diversified             Subadviser: Federated
                                 portfolio of fixed income securities.                Investment Counseling, Inc.

    Federated Stock Portfolio    Seeks growth of income and capital by investing      TAMIC
                                 principally in a professionally managed and          Subadviser: Federated
                                 diversified portfolio of common stock of             Investment Counseling, Inc.
                                 high-quality companies (i.e., leaders in their
                                 industries and characterized by sound management
                                 and the ability to finance expected growth).

    Large Cap Portfolio          Seeks long-term growth of capital by investing       TAMIC
                                 primarily in equity securities of companies with     Subadviser: Fidelity Management
                                 large market capitalizations.                        & Research Company

    Lazard International Stock   Seeks capital appreciation by investing primarily    TAMIC
    Portfolio                    in the equity securities of non-United States        Subadviser: Lazard Asset
                                 companies (i.e., incorporated or organized           Management
                                 outside the United States).

    MFS Emerging Growth          Seeks long-term growth of capital. Dividend and      TAMIC
    Portfolio                    interest income from portfolio securities, if        Subadviser: MFS
                                 any, is incidental.

    MFS Mid Cap Growth           Seeks to obtain long term growth of capital by       TAMIC
    Portfolio                    investing, under normal market conditions, at        Subadviser: MFS
                                 least 65% of its total assets in equity
                                 securities of companies with medium market
                                 capitalization which the investment adviser
                                 believes have above-average growth potential.

    MFS Research Portfolio       Seeks to provide long-term growth of capital and     TAMIC
                                 future income.                                       Subadviser: MFS

    Strategic Stock Portfolio    Seeks to provide an above-average total return       TAMIC
                                 through a combination of potential capital           Subadviser: TIMCO
                                 appreciation and dividend income by investing
                                 primarily in high dividend yield stocks
                                 periodically selected from the companies included
                                 in (i) the Dow Jones Industrial Average and
                                 (ii)the Russell 1000 Stock Index (the "Russell
                                 1000").

    Travelers Quality Bond       Seeks current income, moderate capital volatility    TAMIC
    Portfolio                    and total return.

WARBURG PINCUS TRUST
    Emerging Markets Portfolio   Seeks long-term growth of capital by investing       Warburg Pincus Asset
                                 primarily in equity securities of non-U.S.           Management, Inc.
                                 issuers consisting of companies in emerging
                                 securities markets.


SUBSTITUTIONS AND ADDITIONS

If any of the funding options become unavailable for allocating purchase payments, or if we believe that further investment in a funding option is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any applicable state and SEC approval. From time to time we may make new funding options available.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
ADMINISTRATIVE CHARGES

A Contract administrative charge of $30 is deducted annually from Contracts with a value of less than $40,000. This charge compensates us for expenses incurred in establishing and maintaining the Contract. The charge is deducted from the contract value on the fourth Friday of each August by canceling accumulation units applicable to each funding option on a pro rata basis. For the first contract year this charge will be prorated (i.e. calculated) from the date of purchase. A prorated charge will also be made if the Contract is completely withdrawn or terminated. We will not deduct a contract administrative charge:
(1) if the distribution results from the death of the contract owner or the annuitant with no contingent annuitant surviving, (2) after an annuity payout has begun, or (3) if the contract value on the date of assessment is equal to or greater than $40,000.

An administrative expense charge (sometimes called "sub-account administrative charge") is deducted on each business day from amounts allocated to the variable funding options in order to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the variable funding options.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, the Company deducts a mortality and expense risk charge. The deduction is reflected in our calculation of accumulation and annuity unit values. This charge equals, on an annual basis, 1.25% of the amounts held in each funding option. We reserve the right to lower this charge at any time. The mortality risk portion compensates us for guaranteeing to provide annuity payments according to the terms of the Contract regardless of how long the annuitant lives and for guaranteeing to provide the death benefit if an annuitant dies prior to the maturity date. The expense risk portion compensates us for the risk that the charges under the Contract, which cannot be increased during the duration of the Contract, will be insufficient to cover actual costs.

REDUCTION OR ELIMINATION OF CONTRACT CHARGES

The administrative charges and/or the mortality and expense risk charge under the Contract may be reduced or eliminated when certain sales or administration of the Contract result in savings or reduction of administrative or sales expenses and/or mortality and expense risks. Any such reduction will be based on the following: (1) the size and type of group to which sales are to be made; (2) the total amount of purchase payments to be received; and (3) any prior or existing relationship with the Company. There may be other circumstances, of which we are not presently aware, which could result in fewer sales expenses, administrative charges, or mortality and expense risk charges. In no event will reduction or elimination of the administrative charge be permitted where such reduction or elimination will be unfairly discriminatory to any person.

FUNDING OPTION EXPENSES

The deductions from and expenses paid out of the assets of the various funding options are summarized in the fee table and are described in the accompanying prospectuses.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. The Company is responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. Where required, the Company will deduct any applicable premium taxes from the contract value either upon death, surrender, annuitization, or at the time purchase payments are made to the Contract, but no earlier than when the Company has a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the contract, we reserve the right to charge you proportionately for this tax.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

Contract Owner (you). The Contract belongs to the contract owner named in the Contract (on the Specifications page), or to any other person to whom the contract is subsequently assigned. An assignment of ownership or a collateral assignment may be made only for nonqualified contracts. You have sole power during the annuitant's lifetime to exercise any rights and to receive all benefits given in the contract provided you have not named an irrevocable beneficiary and provided the Contract is not assigned.

You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.

Joint Owner. For nonqualified contracts only, joint owners (i.e., spouses) may be named in a written request before the contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner.

BENEFICIARY

The beneficiary is named by you in a written request. The beneficiary has the right to receive any remaining contractual benefits upon the death of the annuitant or the contract owner. If more than one beneficiary survives the annuitant, they will share equally in benefits unless different shares are recorded with the Company by written request before the death of the annuitant or contract owner.

With nonqualified contracts, as discussed under "Death Benefit," the beneficiary named in the contract may differ from the designated beneficiary (for example, the joint owner or a contingent annuitant). In such cases, the designated beneficiary receives the contract benefits (rather than the beneficiary) upon your death.

Unless an irrevocable beneficiary has been named, you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.

ANNUITANT

The annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the maturity date and the amount of the monthly annuity payments depend. The annuitant may not be changed after the contract is in effect.


For nonqualified Contracts only, the contract owner may also name one individual as a contingent annuitant by written request before the Contract becomes effective. If the annuitant dies before the maturity date, and a contingent annuitant has been named, the contingent annuitant becomes the annuitant and the Contract continues. A contingent annuitant may not be changed, deleted or added after the Contract becomes effective.

                                   TRANSFERS
--------------------------------------------------------------------------------


Up to 30 days before the maturity date, you may transfer all or part of the contract value between funding options. There are no charges or restrictions on the amount or frequency of transfers currently; however, we reserve the right to charge a fee for any transfer request, and to limit the number of transfers to one in any six-month period. Since different funding options have different expenses, a transfer of contract values from one funding option to another could result in your investment becoming subject to higher or lower expenses. After the maturity date, you may make transfers between funding options only with our consent.


DOLLAR COST AVERAGING


Dollar cost averaging (or "automated transfers") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis so that more accumulation units are purchased in a funding option if the cost per unit is low and less accumulation units are purchased if the cost per unit is high. Therefore, a lower-than-average cost per unit may be achieved over the long run.


You may elect automated transfers through written request or other method acceptable to the Company. (For Contracts issued in New York, the election must be made in writing.) You must have a minimum total contract value of $5,000 to enroll in the Dollar Cost Averaging program. The minimum amount that may be transferred through this program is $400.

You may establish automated transfers of contract values from the Fixed Account, subject to certain restrictions. Automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the Dollar Cost Averaging program.

You may start or stop participation in the Dollar Cost Averaging program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. All provisions and terms of the Contract apply to automated transfers, including provisions relating to the transfer of money between investment options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the maturity date, you may redeem all or any portion of the contract value, less any premium tax not previously deducted. You must submit a written request specifying the fixed or variable funding option(s) from which amounts are to be withdrawn. If no funding options are specified, the withdrawal will be made on a pro rata basis. The contract value will be determined as of the close of business after we receive your surrender request at the Home Office. The contract value may be more or less than the purchase payments made.

We may defer payment of any contract value for a period of up to seven days after the written request is received, but it is our intent to pay as soon as possible. We cannot process requests for withdrawal that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

SYSTEMATIC WITHDRAWALS

Before the maturity date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. Any applicable premium taxes will be deducted. To elect systematic withdrawals, you must have a contract value of at least $15,000 and you must make the election on the form provided by the Company. We will surrender accumulation units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but at least 30 days' notice must be given to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

LOANS

Loans may be available under your Contract. If available, all loan provisions are described in your Contract or loan agreement.

                                 DEATH BENEFIT
--------------------------------------------------------------------------------


Before the maturity date, a death benefit is payable to the beneficiary when either the annuitant, the contract owner or the first of joint owners dies and there is no contingent annuitant. The death benefit is calculated at the close of the business day on which the Company's Home Office receives due proof of death and written payment instructions.



DEATH PROCEEDS BEFORE THE MATURITY DATE


DEATH OF ANY OWNER OR THE ANNUITANT BEFORE AGE 75. The Company will pay the beneficiary an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax, withdrawals not previously deducted and any outstanding loans:

        1) the contract value;

        2) the total purchase payments made under the Contract; or

        3) the contract value on the latest fifth contract year anniversary before the Company receives due proof of death.

DEATH OF ANY OWNER OR THE ANNUITANT ON OR AFTER AGE 75, BUT BEFORE AGE 85 (90 IN FLORIDA AND NEW YORK). The Company will pay the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax, withdrawals not previously deducted and any outstanding loans:

        1) the contract value;

        2) the total purchase payments made under the Contract; or

        3) the contract value on the latest fifth contract year anniversary occurring on or before the annuitant's 75th birthday.

DEATH OF ANY OWNER OR THE ANNUITANT ON OR AFTER AGE 85 (90 IN FLORIDA AND NEW
YORK). The Company will pay the beneficiary a death benefit in an amount equal to the contract value, less any applicable premium tax.

PAYMENT OF PROCEEDS

The process of paying death benefit proceeds under various situations is described below. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

DEATH OF ANNUITANT WHO IS THE CONTRACT OWNER. The Company will pay the proceeds to any surviving joint owner, or if none, to the beneficiary(ies), or if none, to the contract owner's estate.

Under a nonqualified contract, the death benefit proceeds must be distributed to the beneficiary within five years of the contract owner's death. Or, the beneficiary may elect to receive payments from an annuity which begins within one year of the contract owner's death and which is payable over the life of the beneficiary or over a period not exceeding the beneficiary's life expectancy.

If the beneficiary is the contract owner's spouse, he or she may elect to continue the contract as the new contract owner rather than receiving the distribution. In such case, the distribution rules applicable when a contract owner dies generally will apply when that spouse, as contract owner, dies.

DEATH OF ANNUITANT WHO IS NOT THE CONTRACT OWNER. If there is no contingent annuitant, the Company will pay the death proceeds to the beneficiary. However, if there is a contingent annuitant, he or she becomes the annuitant and the Contract continues in effect (generally using the original maturity date). The proceeds described above will be paid upon the death of the last surviving contingent annuitant.

ENTITY AS OWNER. In the case of a nonqualified Contract owned by a nonnatural person (e.g. a trust or another entity), any annuitant will be treated as the contract owner. Any change in the annuitant will be treated as the death of the contract owner.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any owner or the annuitant dies on or after the maturity date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among income plans (annuity or income options). We ask you to choose the maturity date and the annuity option when you purchase the contract. While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity or income payments will begin on the maturity date stated in the Contract unless the Contract has been fully surrendered or the proceeds have been paid to the beneficiary before that date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the annuitant is alive before annuity payments are made.

Unless you elect otherwise, the maturity date will be the annuitant's 70th birthday for qualified contracts, or, for nonqualified contracts, the annuitant's 75th birthday or ten years after the effective date of the contract, if later. (For Contracts issued in Florida and New York, the maturity date elected may not be later than the annuitant's 90th birthday.)

For nonqualified Contracts, at least 30 days before the original maturity date, a contract owner may elect to extend the maturity date to any time prior to the annuitant's 85th birthday or, for qualified Contracts, to a later date with the Company's consent. Certain annuity options taken at the maturity date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with qualified contracts upon either the later of the contract owner's attainment of age 70 1/2 or year of retirement; or the death of the contract owner. Independent tax advice should be sought regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

When an annuity option is elected, it may be elected as a variable annuity, a fixed annuity, or a combination of both. (Variable payouts may not be available in all states. Refer to your contract.) If, at the time annuity payments begin, no election has been made to the contrary, the contract value will be applied to provide an annuity funded by the same investment options as you have selected during the accumulation period. At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which annuity payments will be determined. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. The number of annuity units credited to the Contract is determined by dividing the first monthly annuity payment attributable to each funding option by the corresponding accumulation unit value as of 14 days before the date annuity payments begin. An annuity unit is used to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. The Contract contains tables used to determine the first monthly annuity payment. The amount applied to effect a variable annuity will be the value of the funding options as of 14 days before the date annuity payments begin less any applicable premium taxes not previously deducted.

The amount of the first monthly payment depends on the annuity option elected. A formula for determining the adjusted age is contained in the Contract. The total first monthly annuity payment is determined by multiplying the benefit per $1,000 of value shown in the tables of the Contract by the number of thousands of dollars of value of the Contract applied to that annuity option. The Company reserves the right to require satisfactory proof of age of any person on whose life annuity payments are based before making the first payment under any of the payment options.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of the second and subsequent annuity payments is not predetermined and may change from month to month based on the investment experience of the applicable funding option. The total amount of each annuity payment will be equal to the sum of the basic payments in each funding option. The actual amounts of these payments are determined by multiplying the number of annuity units credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under "Variable Annuity," except that the amount applied to effect the annuity will be the contract value, determined as of the date annuity payments begin. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

                                PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the annuitant is alive, you can change your annuity or income option selection any time up to the maturity date. Income options differ from annuity options in that the amount of the payments made under income options are not based upon the life of any person. Therefore, the annuitant may outlive the payment period. Once annuity or income payments have begun, no further elections are allowed.

During the annuitant's lifetime, if you do not elect otherwise before the maturity date, we will pay you (or another designated payee) the first of a series of monthly annuity payments based on the life of the annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 4 (Joint and Last Survivor Joint Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the contract.

The minimum amount that can be placed under an annuity or income option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the contract value in a lump-sum. The amount applied to effect an income or annuity option will be the contract value as of the date the payments begin, less any applicable premium taxes not previously deducted. (Certain states may have different requirements that we will honor.) The contract value used to determine the amount of any such payment will be determined on the same basis as the contract value during the accumulation period, including the deduction for mortality and expense risks and the administrative expense charge.

On the maturity date, we will pay the amount due under the Contract in one lump sum (except in Florida, where this is not permitted), or in accordance with the payment option that you select. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the annuitant must be made by the contract owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, all or any part of the contract value may be paid under one or more of the following annuity options. Payments under the annuity options may be elected on a monthly, quarterly, semiannual or annual basis.

Option 1 -- Life Annuity -- No Refund. The Company will make annuity payments during the lifetime of the annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly annuity payments during the lifetime of the annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular annuity payments during the lifetime of the annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make annuity payments during the lifetimes of the annuitant and a second person. One will be designated the primary payee, the other will be designated the secondary payee. On the death of the secondary payee, the Company will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make annuity payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Other Annuity Options. The Company will make any other arrangements for annuity payments as may be mutually agreed upon.

INCOME OPTIONS

Instead of one of the annuity options described above, and subject to the conditions described under "Election of Options," all or part of the contract value may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 -- Payments of a Fixed Amount. The Company will make equal payments of the amount elected until the contract value applied under this option has been exhausted. The first payment and all later payments will be paid from amounts attributable to each investment option in proportion to the contract value attributable to each. The final payment will include any amount insufficient to make another full payment.

Option 2 -- Payments for a Fixed Period. The Company will make payments for the fixed period selected based on the contract value as of the date payments begin. If, at the death of the annuitant, the total number of fixed payments has not been made, the payments will be made to the beneficiary.

Option 3 -- Other Income Options. The Company will make any other arrangements for income payments as may be mutually agreed upon.

                       MISCELLANEOUS CONTRACT PROVISIONS
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RIGHT TO RETURN

You may return the Contract for a full refund of the contract value (including charges) within twenty days after you receive it (the "right to return period"). You bear the investment risk during the right to return period; therefore, the contract value returned may be greater or less than your purchase payment. If the Contract is purchased as an Individual Retirement Annuity, and is returned within the first seven days after delivery, your purchase payment will be refunded in full; during the remainder of the right to return period, the contract value (including charges) will be refunded. The contract value will be determined following the close of the business day on which we receive a written request for a refund. Where state law requires a longer period, or the return of purchase payments or other variations of this provision, the Company will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any purchase payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if the contract value as of that date is less than $1,000 and no purchase payments have been made for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after the Company has mailed notice of termination to the contract owner's last known address and to any assignee of record. If the Contract is terminated, we will pay you the contract value less any applicable premium tax, and any applicable administrative charge.

REQUIRED REPORTS

As often as required by law, but at least once in each contract year before the due date of the first annuity payment, we will furnish a report showing the number of accumulation units credited to the Contract and the corresponding accumulation unit value(s) as of the date of the report for each funding option to which the contract owner has allocated amounts during the applicable period. The Company will keep all records required under federal or state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

TRANSFERS OF CONTRACT VALUES TO OTHER ANNUITIES

We may permit contract owners to transfer their contract values into other annuities offered by us or our affiliated insurance companies under rules then in effect.

                              THE SEPARATE ACCOUNT
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The Travelers Fund ABD For Variable Annuities ("Fund ABD") was established on October 17, 1995 and is registered with the SEC as a unit investment trust (separate account) under the Investment Company Act of 1940, as amended (the "1940 Act"). The assets of Fund ABD will be invested exclusively in the shares of the variable funding options.

The assets of Fund ABD are held for the exclusive benefit of the owners of this separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to Fund ABD are, in accordance with the Contracts, credited to or charged against Fund ABD without regard to other income, gains and losses of the Company. The assets held by Fund ABD are not chargeable with liabilities arising out of any other business which the Company may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to Fund ABD. All such income and/or distributions are reinvested in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.


MIXED AND SHARED FUNDING



It is conceivable that in the future it may be disadvantageous for both variable annuity and variable life insurance separate accounts, or for variable separate accounts of different insurance companies, to invest simultaneously in the same portfolios (called "mixed" and "shared" funding). Currently neither the insurance companies nor the portfolios foresee any such disadvantages to the companies or to variable contract owners. Each portfolio's board of trustees, directors or managers intends to monitor events in order to identify any material conflicts between such policy owners and to determine what action, if any, should be taken in response thereto.


PERFORMANCE INFORMATION


From time to time, we may advertise several types of historical performance for the Contract's funding options. We may advertise the "standardized average annual total returns" of the funding option, calculated in a manner prescribed by the SEC, as well as the "nonstandardized total return," as described below. Specific examples of the performance information appear in the SAI.

STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is applied to the funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the annual administrative charge ($30) is converted to a percentage of assets based on the actual fee collected (or anticipated to be collected, if a new product), divided by the average net assets for Contracts sold (or anticipated to be sold).

NONSTANDARDIZED METHOD. Nonstandardized "total returns" will be calculated in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the $30 annual contract administrative charge, which, if reflected, would decrease the level of performance shown.


For funding options that were in existence prior to the date they became available under the Separate Account, the standardized average annual total return quotations may be accompanied by returns showing the investment performance that such funding options would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.


GENERAL Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index and the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.


                           FEDERAL TAX CONSIDERATIONS

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The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

TYPES OF CONTRACTS: QUALIFIED OR NONQUALIFIED

If you purchase an annuity contract with proceeds of an eligible rollover distribution from any pension plan, specially sponsored program, or individual retirement annuity (IRA) with pre-tax dollars, your contract is referred to as a qualified contract. Some examples of qualified contracts are: IRAs, 403(b) annuities, pension and profit-sharing plans (including 401(k) plans), Keogh

Plans, and certain other qualified deferred compensation plans. If you purchase the contract on an individual basis with after-tax dollars and not under one of the programs described above, your contract is referred to as nonqualified.

NONQUALIFIED ANNUITY CONTRACTS

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your contract until a distribution occurs -- either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the contract attributable to purchase payments made after February 28, 1986 are includible in income annually. Furthermore, for contracts issued after April 22, 1987, if you transfer the contract without adequate consideration all deferred increases in value will be includible in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your purchase payments. These withdrawn earnings are includible in your income. (See "Penalty Tax for Premature Distributions" below.) There is income in the contract to the extent the contract value exceeds your investment in the contract. The investment in the contract equals the total purchase payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

Federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the surviving joint owner, or the beneficiary, will have to pay taxes prior to distribution. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments.

QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the contract have not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other qualified contracts. There are special rules which govern the taxation of qualified contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

Taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any nonqualified variable annuity contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax deferred treatment. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

Assets in the separate accounts, also referred to as segregated asset accounts, must be owned by the Company and not by the Contract Owner for federal income tax purposes. Otherwise, the deferral of taxes is lost and income and gains from the accounts would be includable annually in the Contract Owner's gross income.

The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses an incident of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department announced, in connection with the issuance of temporary regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets of the account." This announcement, dated September 15, 1986, also stated that the guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts [of a segregated asset account] without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

The Company does not know if such guidance will be issued, or if it is, what standards it may set. Furthermore, the Company does not know if such guidance may be issued with retroactive effect. New regulations are generally issued with a prospective-only effect as to future sales or as to future voluntary transactions in existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent Contract Owners from being considered the owner of the assets of the separate account.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. Distributions must begin or be continued according to required patterns following the death of the contract owner or annuitant of both qualified and nonqualified annuities.

                               OTHER INFORMATION
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THE INSURANCE COMPANY

The Travelers Insurance Company is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Travelers Group Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.


IMSA



The Company is a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may use the IMSA logo and IMSA membership in its advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving the sale and service of individual life insurance and annuity products.



YEAR 2000 COMPLIANCE



Generally, computer programs were designed without considering the impact of the upcoming change in the century. As a result, software and computer systems may need to be upgraded or replaced in order to comply with "Year 2000" requirements. If not corrected, these computer applications could fail or create erroneous results by or at the Year 2000. The business, financial condition, and result of operations of a company could be materially and adversely affected by the failure of its systems and applications (or those either provided or operated by third-parties) to properly operate or manage dates beyond the year 1999.



The Company has investigated the nature and extent of the work required for our computer systems to process beyond the turn of the century, and has made progress toward achieving this goal, including upgrading and/or replacing existing systems. We are confirming with our service providers that they are also in the process of replacing or modifying their systems with the same goal. We expect that our principal systems will be Year 2000 compliant by early 1999. While these efforts involve substantial costs, we closely monitor associated costs and continue to evaluate associated risks based on actual expenses. While it is likely that these efforts will be successful, if necessary modifications and conversions are not completed in a timely manner, the Year 2000 issue could have a material adverse effect on certain operations of the Company.


DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS


The Company intends to sell the Contracts in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts will be sold by life insurance sales agents who represent the Company, and who are licensed registered representatives of the Company or certain other registered broker-dealers. The compensation paid to sales representatives will not exceed 7% of the payments made under the Contracts.


From time to time, the Company may pay or permit other promotional incentives, in cash, credit or other compensation.


Any sales representative or employee will have been qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter for the Contracts is Tower Square Securities, Inc., an affiliate of the Company; however, it is currently anticipated that Travelers Distribution Company, an affiliated broker-dealer may become the principal underwriter for the Contracts during 1998.


CONFORMITY WITH STATE AND FEDERAL LAWS

The Contract is governed by the laws of the state in which it is delivered. Any paid-up annuity, contract value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which the Contract is delivered. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the funding options. However, we believe that when a funding option solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right.

LEGAL PROCEEDINGS AND OPINIONS


There are no pending material legal proceedings affecting the Separate Account, the principal underwriter or the Company. Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this prospectus, as well as the organization of the Company, its authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Company.

                  APPENDIX A: CONDENSED FINANCIAL INFORMATION

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                 THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES


                           ACCUMULATION UNIT VALUES*


                                                                   PERIOD             PERIOD FROM
                                                                    ENDED            JUNE 24, 1996
                                                                DECEMBER 31,      (EFFECTIVE DATE) TO
                       FUNDING OPTION                               1997           DECEMBER 31, 1996
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CAPITAL APPRECIATION FUND (4/97)
    Unit Value at beginning of period.......................     $    1.032             $ 1.000
    Unit Value at end of period.............................          1.283               1.032
    Number of units outstanding at end of period............        870,525                  --
MONEY MARKET PORTFOLIO (FORMERLY "CASH INCOME TRUST") (7/97)
    Unit Value at beginning of period.......................     $    1.000                 N/A
    Unit Value at end of period.............................          1.033                 N/A
    Number of units outstanding at end of period............        345,682                 N/A
ALLIANCE GROWTH PORTFOLIO (6/97)
    Unit Value at beginning of period.......................     $    1.037             $ 1.000
    Unit Value at end of period.............................          1.319               1.037
    Number of units outstanding at end of period............      1,062,634                  --
MFS TOTAL RETURN PORTFOLIO (5/97)
    Unit Value at beginning of period.......................     $    1.000                 N/A
    Unit Value at end of period.............................          1.183                 N/A
    Number of units outstanding at end of period............        962,287                 N/A
PUTNAM DIVERSIFIED INCOME PORTFOLIO (5/97)
    Unit Value at beginning of period.......................          1.007               1.000
    Unit Value at end of period.............................          1.070               1.007
    Number of units outstanding at end of period............         51,659                  --
TRAVELERS QUALITY BOND PORTFOLIO (7/97)
    Unit Value at beginning of period.......................     $    1.001             $ 1.000
    Unit Value at end of period.............................          1.057               1.001
    Number of units outstanding at end of period............        378,758                  --
LAZARD INTERNATIONAL STOCK PORTFOLIO (5/97)
    Unit Value at beginning of period.......................     $    1.027             $ 1.000
    Unit Value at end of period.............................          1.095               1.027
    Number of units outstanding at end of period............        849,629                  --
MFS EMERGING GROWTH PORTFOLIO (4/97)
    Unit Value at beginning of period.......................     $    1.004             $ 1.000
    Unit Value at end of period.............................          1.198               1.004
    Number of units outstanding at end of period............        528,553                  --
FEDERATED STOCK PORTFOLIO (5/97)
    Unit Value at beginning of period.......................     $    1.000                 N/A
    Unit Value at end of period.............................          1.285                 N/A
    Number of units outstanding at end of period............        352,550                 N/A
FEDERATED HIGH YIELD PORTFOLIO (5/97)
    Unit Value at beginning of period.......................     $    1.000                 N/A
    Unit Value at end of period.............................          1.140                 N/A
    Number of units outstanding at end of period............        620,667                 N/A
LARGE CAP PORTFOLIO (6/97)
    Unit Value at beginning of period.......................     $    1.023             $ 1.000
    Unit Value at end of period.............................          1.245               1.023
    Number of units outstanding at end of period............        491,869                  --
EQUITY INCOME PORTFOLIO (5/97)
    Unit Value at beginning of period.......................     $    1.026             $ 1.000
    Unit Value at end of period.............................          1.339               1.026
    Number of units outstanding at end of period............        639,656                  --
DISCIPLINED MID CAP STOCK PORTFOLIO (FORMERLY "MID CAP
  DISCIPLINED EQUITY FUND") (6/97)
    Unit Value at beginning of period.......................     $    1.000                 N/A
    Unit Value at end of period.............................          1.195                 N/A
    Number of units outstanding at end of period............        120,880                 N/A



* The Company began tracking the Accumulation Unit values in 1996, however the Separate Account held no assets until 1997. Funding Options not listed had no amounts yet allocated to them. The financial statements for Fund ABD are contained in the Annual Report to contract owners. The consolidated financial statements of The Travelers Insurance Company are contained in the SAI.

                                   APPENDIX B

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                               THE FIXED ACCOUNT

The Fixed Account is secured by part of the general assets of the Company. The general assets of the Company include all assets of the Company other than those held in the separate accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account portion of the contract owner's contract value, or the dollar amount of fixed annuity payments made under any payout option.

We guarantee that, at any time, the Fixed Account contract value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior surrenders.

Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account which supports insurance and annuity obligations. Neither the general account nor any interest therein is registered under, nor subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

The initial rate for any allocations into the Fixed Account is guaranteed for one year from the date of such allocation. Subsequent renewal rates will be guaranteed for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3% per year. Any interest credited to amounts allocated to the Fixed Account in excess of 3% per year will be determined in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 3% for any given year.

TRANSFERS


You may make transfers from the Fixed Account to any other available funding option(s) twice a year during the 30 days following the semiannual anniversary of the contract effective date. The transfers are limited to an amount of up to 15% of the Fixed Account Value on the semiannual contract effective date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to other funding options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.


Automated transfers from the Fixed Account to any of the funding options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX C

--------------------------------------------------------------------------------


              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company. A list of the contents of the Statement of Additional Information is set forth below:

     The Insurance Company
     Principal Underwriter
     Distribution and Management Agreement
     Valuation of Assets

     Performance Information

     Federal Tax Considerations
     Independent Accountants
     Financial Statements

--------------------------------------------------------------------------------


Copies of the Statement of Additional Information dated May 1, 1998 (Form No. L-21194S) are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: The Travelers Insurance Company, Annuity Services, One Tower Square, Hartford, Connecticut 06183-9061.



Name:


----------------------------------------



Address:


----------------------------------------



----------------------------------------

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                     PART B

         Information Required in a Statement of Additional Information

                      STATEMENT OF ADDITIONAL INFORMATION

                                     dated

                                  May 1, 1998

                                      for

                 THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
                           (ACCESS AND ACCESS SELECT)


                                   ISSUED BY

                        THE TRAVELERS INSURANCE COMPANY


This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 1, 1998. A copy of the Prospectus may be obtained by writing to The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183-9061, or by calling
(800) 842-8573. This SAI should be read in conjunction with the accompanying 1997 annual Report for the Fund.




                               TABLE OF CONTENTS

THE INSURANCE COMPANY  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

PRINCIPAL UNDERWRITER  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

DISTRIBUTION AND MANAGEMENT AGREEMENT  . . . . . . . . . . . . . . . . . . . . . . . 2

VALUATION OF ASSETS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2

PERFORMANCE INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3

FEDERAL TAX CONSIDERATIONS  . . . . . . . . . . .. . . . . . . . . . . . . . . . . . 7

INDEPENDENT ACCOUNTANTS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 10

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . F-1

                             THE INSURANCE COMPANY

         The Travelers Insurance Company (the "Company"), is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

         The Company is a wholly owned subsidiary of The Travelers Insurance Group Inc., which is indirectly owned through a wholly owned subsidiary, by Travelers Group Inc., a financial services holding company engaged, through its subsidiaries, principally in four business segments: (i) Investment Services;
(ii) Consumer Finance Services; (iii) Life Insurance Services; and (iv) Property and Casualty Insurance Services.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut. An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

         The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. Fund ABD meets the definition of a separate account under the federal securities laws, and will comply with the provisions of the 1940 Act. Additionally, the operations of Fund ABD are subject to the provisions of Section 38a-433 of the Connecticut General Statutes which authorizes the Connecticut Insurance Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account.


                             PRINCIPAL UNDERWRITER


         Tower Square Securities, Inc. ("Tower Square"), an indirect, wholly-owned subsidiary of the Company, serves as principal underwriter for Fund ABD and the Contracts. The offering is continuous. Tower Square's principal executive offices are located at One Tower Square, Hartford, Connecticut. It is anticipated that Travelers Distribution Company, an affiliated broker dealer, will become the principal underwriter during 1998.

                     DISTRIBUTION AND MANAGEMENT AGREEMENT

         Under the terms of the Distribution and Management Agreement among Fund ABD, the Company and Tower Square, the Company provides all administrative services and mortality and expense risk guarantees related to variable annuity contracts sold by the Company in connection with Fund ABD. Tower Square performs the sales functions related to the Contracts. The Company reimburses Tower Square for commissions paid, other sales expenses and certain overhead expenses connected with sales functions. The Company also pays all costs (including costs associated with the preparation of sales literature); all costs of qualifying Fund ABD and the variable annuity contract with regulatory authorities; the costs of proxy solicitation; and all custodian, accountant's and legal fees. The Company also provides without cost to Fund ABD all necessary office space, facilities, and personnel to manage its affairs.


                              VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each funding option is determined on each business day as of the close of the New York Stock Exchange. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

         Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

         Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

         Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a funding option from one valuation period to the next. The net investment factor for a funding option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable funding option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a funding option is equal to (a) minus (b), divided by (c) where:

    (a) = investment income plus capital gains and losses (whether realized or unrealized);
    (b) = any deduction for applicable taxes (presently zero); and
    (c) = the value of the assets of the funding option at the beginning of the valuation period.

         The gross investment rate may be either positive or negative. A funding option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the accumulation unit for each funding option was initially established at $1.00. he value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each funding option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit Value applicable to each funding option was established at $1.00. An annuity unit value as of any business day is equal to (a) the value of the annuity unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the valuation period just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a Valuation Period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)


                            PERFORMANCE INFORMATION

         From time to time, the Company may advertise several types of historical performance for the Funding Options of Fund ABD. The Company may advertise the "standardized average annual total returns" of the Funding Option, calculated in a manner prescribed by the Securities and Exchange Commission, as well as the "nonstandardized total returns," as described below:

         STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is applied to the Funding Option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the Funding Option has been in existence, if less. If a Funding Option has been in existence for less than one year, the "since inception" total return performance quotations are year-to-date and are not average annual total returns. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the annual contract administrative charge ($30) is converted to a percentage of assets based on the actual fee collected (or anticipated to be collected, if a new product), divided by the average net assets for contracts sold (or anticipated to be sold) under the Prospectus to which this Statement of Additional Information relates.


         NONSTANDARDIZED METHOD. Nonstandardized "total returns" will be calculated in a similar manner based on the performance of the Funding Options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the $30 annual contract administrative charge, which, if reflected, would decrease the level of performance shown.

         For Funding Options that were in existence prior to the date they became available under Fund ABD, the standardized average annual total return quotations may be accompanied by returns showing the investment performance that such Funding Options would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance. An Owner's Contract Value at redemption may be more or less than original cost.

         GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index and the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of Fund ABD and the Funding Options.

         Average annual total returns for each of the Funding Options (excluding Money Market Portfolio) computed according to the standardized and nonstandardized methods for the periods ending December 31, 1997, are set forth in the following table.

                                TRAVELERS ACCESS
                           TOTAL RETURN CALCULATIONS
                          FUNDING OPTIONS OF FUND ABD

                                                                  STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
                                                                  -----------------------------------------
                                                                  (taking into account all charges and fees)

-------------------------------------------------------------------------------------------------------------------
                       PORTFOLIO NAME                         SUBACCOUNT     1 YEAR        5 YEAR       10 YEAR
                                                              INCEPTION
                                                               DATE (1)
===================================================================================================================
  Capital Appreciation Fund                                      12/4/96     24.36%       26.13%*         ---
-------------------------------------------------------------------------------------------------------------------
  Money Market Portfolio                                         12/4/96      3.59%        3.03%*         ---
-------------------------------------------------------------------------------------------------------------------
  DELAWARE GROUP PREMIUM FUND, INC.
-------------------------------------------------------------------------------------------------------------------
     REIT Series                                                  5/1/98       ---          ---           ---
-------------------------------------------------------------------------------------------------------------------
  DREYFUS VARIABLE INVESTMENT FUND
-------------------------------------------------------------------------------------------------------------------
     Capital Appreciation Portfolio                              3/23/98       ---          ---           ---
-------------------------------------------------------------------------------------------------------------------
     Small Cap Portfolio                                         3/23/98       ---          ---           ---
-------------------------------------------------------------------------------------------------------------------
  SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.
-------------------------------------------------------------------------------------------------------------------
     Salomon Brothers Variable Investors Fund                    3/23/98       ---          ---           ---
-------------------------------------------------------------------------------------------------------------------
  TRAVELERS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------
     Alliance Growth Portfolio                                   12/4/96     27.22%       29.41%*         ---
-------------------------------------------------------------------------------------------------------------------
     MFS Total Return Portfolio                                  12/4/96     18.33%       16.97%*         ---
-------------------------------------------------------------------------------------------------------------------
     Putnam Diversified Income Portfoio                          12/4/96      6.24%        6.47%*         ---
-------------------------------------------------------------------------------------------------------------------
  THE TRAVELERS SERIES TRUST
-------------------------------------------------------------------------------------------------------------------
     Convertible Bond Portfolio                                   5/1/98       ---          ---           ---
-------------------------------------------------------------------------------------------------------------------
     Disciplined Mid Cap Stock Portfolio                          4/1/97     19.46%*        ---           ---
-------------------------------------------------------------------------------------------------------------------
     Disciplined Small Cap Stock Portfolio                        5/1/98       ---          ---           ---
-------------------------------------------------------------------------------------------------------------------
     Equity Income Portfolio                                     12/4/96     30.47%       31.19%*         ---
-------------------------------------------------------------------------------------------------------------------
     Federated High Yield Portfolio                              12/4/96     13.84%       12.94%*         ---
-------------------------------------------------------------------------------------------------------------------
     Federated Stock Portfolio                                   12/4/96     31.65%       26.26%*         ---
-------------------------------------------------------------------------------------------------------------------
     Large Cap Portfolio                                         12/4/96     21.72%       22.64%*         ---
-------------------------------------------------------------------------------------------------------------------
     Lazard International Stock Portfolio                        12/4/96      6.61%        8.81%*         ---
-------------------------------------------------------------------------------------------------------------------
     MFS Emerging Growth Portfolio                               12/4/96     19.33%       18.34%*         ---
-------------------------------------------------------------------------------------------------------------------
     MFS Mid Cap Growth Portfolio                                3/23/98       ---          ---           ---
-------------------------------------------------------------------------------------------------------------------
     MFS Research Portfolio                                      3/23/98       ---          ---           ---
-------------------------------------------------------------------------------------------------------------------
     Strategic Stock Portfolio                                    5/1/98       ---          ---           ---
-------------------------------------------------------------------------------------------------------------------
     Travelers Quality Bond Portfolio                            12/4/96      5.63%        5.32%*         ---
-------------------------------------------------------------------------------------------------------------------
  WARBURG PINCUS TRUST
-------------------------------------------------------------------------------------------------------------------
     Emerging Markets Portfolio                                   5/1/98       ---          ---           ---
-------------------------------------------------------------------------------------------------------------------


                                                                       NONSTANDARDIZED TOTAL RETURNS
                                                                       -----------------------------
                                                             (taking into account all charges and fees except
                                                         deferred sales charges and contract administrative charge)

-----------------------------------------------------------------------------------------------------------------------------
                       PORTFOLIO NAME                   FUND         1 YEAR       3 YEAR        5 YEAR       10 YEAR
                                                      INCEPTION
                                                      DATE (2)
=============================================================================================================================
  Capital Appreciation Fund                            5/26/83       24.38%       28.32%        17.62%        14.77%
-----------------------------------------------------------------------------------------------------------------------------
  Money Market Portfolio                              12/31/87       3.60%         3.03%        2.64%         3.83%
-----------------------------------------------------------------------------------------------------------------------------
  DELAWARE GROUP PREMIUM FUND, INC.
-----------------------------------------------------------------------------------------------------------------------------
     REIT Series                                                      ---           ---          ---           ---
-----------------------------------------------------------------------------------------------------------------------------
  DREYFUS VARIABLE INVESTMENT FUND
-----------------------------------------------------------------------------------------------------------------------------
     Capital Appreciation Portfolio                                   ---           ---          ---           ---
-----------------------------------------------------------------------------------------------------------------------------
     Small Cap Portfolio                                              ---           ---          ---           ---
-----------------------------------------------------------------------------------------------------------------------------
  SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.
-----------------------------------------------------------------------------------------------------------------------------
     Salomon Brothers Variable Investors Fund                         ---           ---          ---           ---
-----------------------------------------------------------------------------------------------------------------------------
  TRAVELERS SERIES FUND, INC.
-----------------------------------------------------------------------------------------------------------------------------
     Alliance Growth Portfolio                         6/20/94       27.24%       29.21%       25.91%*         ---
-----------------------------------------------------------------------------------------------------------------------------
     MFS Total Return Portfolio                        6/20/94       19.56%       18.70%       14.94%*         ---
-----------------------------------------------------------------------------------------------------------------------------
     Putnam Diversified Income Portfoio                6/20/94       6.26%         9.48%        8.22%*         ---
-----------------------------------------------------------------------------------------------------------------------------
  THE TRAVELERS SERIES TRUST
-----------------------------------------------------------------------------------------------------------------------------
     Convertible Bond Portfolio                                       ---           ---          ---           ---
-----------------------------------------------------------------------------------------------------------------------------
     Disciplined Mid Cap Stock Portfolio               4/1/97       33.00%*         ---          ---           ---
-----------------------------------------------------------------------------------------------------------------------------
     Disciplined Small Cap Stock Portfolio                            ---           ---          ---           ---
-----------------------------------------------------------------------------------------------------------------------------
     Equity Income Portfolio                           8/30/96       30.48%       32.07%*        ---           ---
-----------------------------------------------------------------------------------------------------------------------------
     Federated High Yield Portfolio                    8/30/96       13.85%       15.99%*        ---           ---
-----------------------------------------------------------------------------------------------------------------------------
     Federated Stock Portfolio                         8/30/96       31.67%       33.78%*        ---           ---
-----------------------------------------------------------------------------------------------------------------------------
     Large Cap Portfolio                               8/30/96       21.74%       26.74%*        ---           ---
-----------------------------------------------------------------------------------------------------------------------------
     Lazard International Stock Portfolio              8/30/96       6.63%        9.88%*         ---           ---
-----------------------------------------------------------------------------------------------------------------------------
     MFS Emerging Growth Portfolio                     8/30/96       19.34%       18.80%*        ---           ---
-----------------------------------------------------------------------------------------------------------------------------
     MFS Mid Cap Growth Portfolio                                     ---           ---          ---           ---
-----------------------------------------------------------------------------------------------------------------------------
     MFS Research Portfolio                                           ---           ---          ---           ---
-----------------------------------------------------------------------------------------------------------------------------
     Strategic Stock Portfolio                                        ---           ---          ---           ---
-----------------------------------------------------------------------------------------------------------------------------
     Travelers Quality Bond Portfolio                  8/30/96       5.65%        6.57%*
-----------------------------------------------------------------------------------------------------------------------------
  WARBURG PINCUS TRUST
-----------------------------------------------------------------------------------------------------------------------------
     Emerging Markets Portfolio                                       ---           ---          ---           ---
-----------------------------------------------------------------------------------------------------------------------------



*   Figures represent period "Since Inception," as defined below.
(1) Subaccount Inception Date reflects the actual date that the underlying fund became available under the Separate Account, as determined by the effective date of the Separate Account's 1940 Act Registration Statement.
(2) Fund Inception Date reflects the date that the underlying fund commenced operations. For those funds that were in existence prior to the date that they became available under the Separate Account, the performance figures represent actual returns of the fund adjusted to reflect the charges that would have been assessed under the Separate Account during the period(s) shown. As illustrated herein, periods greater than 1 year reflect Hypothetical Adjusted Returns.

                            TRAVELERS ACCESS SELECT
                           TOTAL RETURN CALCULATIONS
                          FUNDING OPTIONS OF FUND ABD

                                                              STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
                                                              -----------------------------------------
                                                              (taking into account all charges and fees)

---------------------------------------------------------------------------------------------------------------
                     PORTFOLIO NAME                        SUBACCOUNT     1 YEAR        5 YEAR       10 YEAR
                                                           INCEPTION
                                                            DATE (1)
===============================================================================================================
  Capital Appreciation Fund                                   12/4/96     24.36%       26.13%*         ---
---------------------------------------------------------------------------------------------------------------
  Money Market Portfolio                                      12/4/96      3.59%        3.03%*         ---
---------------------------------------------------------------------------------------------------------------
  DELAWARE GROUP PREMIUM FUND, INC.
---------------------------------------------------------------------------------------------------------------
     REIT Series                                               5/1/98       ---          ---           ---
---------------------------------------------------------------------------------------------------------------
  DREYFUS VARIABLE INVESTMENT FUND
---------------------------------------------------------------------------------------------------------------
     Capital Appreciation Portfolio                           3/23/98       ---          ---           ---
---------------------------------------------------------------------------------------------------------------
     Small Cap Portfolio                                      3/23/98       ---          ---           ---
---------------------------------------------------------------------------------------------------------------
  GREENWICH STREET SERIES FUND
---------------------------------------------------------------------------------------------------------------
     Appreciation Portfolio                                    6/2/97     9.18%*         ---           ---
---------------------------------------------------------------------------------------------------------------
     Diversified Strategic Income Portfolio                    6/2/97     4.81%*         ---           ---
---------------------------------------------------------------------------------------------------------------
     Total Return Portfolio                                    5/1/98       ---          ---           ---
---------------------------------------------------------------------------------------------------------------
  SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.
---------------------------------------------------------------------------------------------------------------
     Salomon Brothers Variable Investors Fund                 3/23/98       ---          ---           ---
---------------------------------------------------------------------------------------------------------------
  TRAVELERS SERIES FUND, INC.
---------------------------------------------------------------------------------------------------------------
     Alliance Growth Portfolio                                12/4/96     27.22%       29.41%*         ---
---------------------------------------------------------------------------------------------------------------
     MFS Total Return Portfolio                               12/4/96     18.33%       16.97%*         ---
---------------------------------------------------------------------------------------------------------------
  THE TRAVELERS SERIES TRUST
---------------------------------------------------------------------------------------------------------------
     Convertible Bond Portfolio                                5/1/98       ---          ---           ---
---------------------------------------------------------------------------------------------------------------
     Disciplined Mid Cap Stock Portfolio                       4/1/97     19.46%*        ---           ---
---------------------------------------------------------------------------------------------------------------
     Disciplined Small Cap Stock Portfolio                     5/1/98       ---          ---           ---
---------------------------------------------------------------------------------------------------------------
     Equity Income Portfolio                                  12/4/96     30.47%       31.19%*         ---
---------------------------------------------------------------------------------------------------------------
     Federated High Yield Portfolio                           12/4/96     13.84%       12.94%*         ---
---------------------------------------------------------------------------------------------------------------
     Federated Stock Portfolio                                12/4/96     31.65%       26.26%*         ---
---------------------------------------------------------------------------------------------------------------
     Large Cap Portfolio                                      12/4/96     21.72%       22.64%*         ---
---------------------------------------------------------------------------------------------------------------
     Lazard International Stock Portfolio                     12/4/96      6.61%        8.81%*         ---
---------------------------------------------------------------------------------------------------------------
     MFS Emerging Growth Portfolio                            12/4/96     19.33%       18.34%*         ---
---------------------------------------------------------------------------------------------------------------
     MFS Mid Cap Growth Portfolio                             3/23/98       ---          ---           ---
---------------------------------------------------------------------------------------------------------------
     Travelers Quality Bond Portfolio                         12/4/96      5.63%        5.32%*         ---
---------------------------------------------------------------------------------------------------------------
  WARBURG PINCUS TRUST
---------------------------------------------------------------------------------------------------------------
     Emerging Markets Portfolio                                5/1/98       ---          ---           ---
---------------------------------------------------------------------------------------------------------------

                                                                            NONSTANDARDIZED TOTAL RETURNS
                                                                            -----------------------------
                                                                (taking into account all charges and fees except
                                                            deferred sales charges and contract administrative charge)
----------------------------------------------------------------------------------------------------------------------------
                     PORTFOLIO NAME                        FUND         1 YEAR       3 YEAR        5 YEAR       10 YEAR
                                                         INCEPTION
                                                         DATE (2)
============================================================================================================================
  Capital Appreciation Fund                               1/1/86        24.38%       28.32%        17.62%        14.77%
----------------------------------------------------------------------------------------------------------------------------
  Money Market Portfolio                                  12/1/87       3.60%         3.03%        2.64%         3.83%
----------------------------------------------------------------------------------------------------------------------------
  DELAWARE GROUP PREMIUM FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
     REIT Series                                                         ---           ---          ---           ---
----------------------------------------------------------------------------------------------------------------------------
  DREYFUS VARIABLE INVESTMENT FUND
----------------------------------------------------------------------------------------------------------------------------
     Capital Appreciation Portfolio                                      ---           ---          ---           ---
----------------------------------------------------------------------------------------------------------------------------
     Small Cap Portfolio                                                 ---           ---          ---           ---
----------------------------------------------------------------------------------------------------------------------------
  GREENWICH STREET SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
     Appreciation Portfolio                               10/1/91       24.66%       23.24%        14.03%       12.78%*
----------------------------------------------------------------------------------------------------------------------------
     Diversified Strategic Income Portfolio               10/1/91       6.63%        10.21%        7.32%         6.04%*
----------------------------------------------------------------------------------------------------------------------------
     Total Return Portfolio                                              ---           ---          ---           ---
----------------------------------------------------------------------------------------------------------------------------
  SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------------
     Salomon Brothers Variable Investors Fund                            ---           ---          ---           ---
----------------------------------------------------------------------------------------------------------------------------
  TRAVELERS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
     Alliance Growth Portfolio                            6/1/94        27.24%       29.21%       25.91%*         ---
----------------------------------------------------------------------------------------------------------------------------
     MFS Total Return Portfolio                           6/1/94        19.56%       18.70%       14.94%*         ---
----------------------------------------------------------------------------------------------------------------------------
  THE TRAVELERS SERIES TRUST
----------------------------------------------------------------------------------------------------------------------------
     Convertible Bond Portfolio                                          ---           ---          ---           ---
----------------------------------------------------------------------------------------------------------------------------
     Disciplined Mid Cap Stock Portfolio                  4/1/97       33.00%*         ---          ---           ---
----------------------------------------------------------------------------------------------------------------------------
     Disciplined Small Cap Stock Portfolio                               ---           ---          ---           ---
----------------------------------------------------------------------------------------------------------------------------
     Equity Income Portfolio                              8/1/96        30.48%       32.09%*        ---           ---
----------------------------------------------------------------------------------------------------------------------------
     Federated High Yield Portfolio                       8/1/96        13.85%       15.99%*        ---           ---
----------------------------------------------------------------------------------------------------------------------------
     Federated Stock Portfolio                            8/1/96        31.67%       33.78%*        ---           ---
----------------------------------------------------------------------------------------------------------------------------
     Large Cap Portfolio                                  8/1/96        21.74%       26.74%*        ---           ---
----------------------------------------------------------------------------------------------------------------------------
     Lazard International Stock Portfolio                 8/1/96        6.63%        9.88%*         ---           ---
----------------------------------------------------------------------------------------------------------------------------
     MFS Emerging Growth Portfolio                        8/1/96        19.34%       18.80%*        ---           ---
----------------------------------------------------------------------------------------------------------------------------
     MFS Mid Cap Growth Portfolio                                        ---           ---          ---           ---
----------------------------------------------------------------------------------------------------------------------------
     Travelers Quality Bond Portfolio                     8/1/96        5.65%        6.57%*         ---           ---
----------------------------------------------------------------------------------------------------------------------------
  WARBURG PINCUS TRUST
----------------------------------------------------------------------------------------------------------------------------
     Emerging Markets Portfolio                                          ---           ---          ---           ---
----------------------------------------------------------------------------------------------------------------------------


 *   Figures represent period "Since Inception," as defined below.
(1) Subaccount Inception Date reflects the actual date that the underlying fund became available under the Separate Account, as determined by the effective date of the Separate Account's 1940 Act Registration Statement.
(2) Fund Inception Date reflects the date that the underlying fund commenced operations. For those funds that were in existence prior to the date that they became available under the Separate Account, the performance figures represent actual returns of the fund adjusted to reflect the charges that would have been assessed under the Separate Account during the period(s) shown. As illustrated herein, periods greater than 1 year reflect Hypothetical Adjusted Returns.

                           FEDERAL TAX CONSIDERATIONS

         The following description of the federal income tax consequences under this Contract is not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, tax advice may be needed by a person contemplating purchase of an annuity contract and by a contract owner or beneficiary who may make elections under a contract. For further information, please consult a qualified tax adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS
         Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which a participant under a qualified plan, a Section 403(b) annuity, or an IRA attains age 70 1/2. Distributions must also begin or be continued according to required patterns following the death of the contract owner or the annuitant.

NONQUALIFIED ANNUITY CONTRACTS
         Individuals may purchase tax-deferred annuities without tax law funding limits. The purchase payments receive no tax benefit, deduction or deferral, but increases in the value of the contract are generally deferred from tax until distribution. If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), the increases in value attributable to purchase payments made after February 28, 1986 are includable in income annually. Furthermore, for contracts issued after April 22, 1987, all deferred increases in value will be includable in the income of a contract owner when the contract owner transfers the contract without adequate consideration.

         If two or more annuity contracts are purchased from the same insurer within the same calendar year, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

         Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

         The federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. Failure to meet these requirements will cause the surviving joint owner, or the beneficiary, to lose the tax benefits associated with annuity contracts, i.e., primarily the tax deferral prior to distribution. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. Contracts will be administered by the

Company in accordance with these rules and the Company will make a notification when payments should be commenced.

INDIVIDUAL RETIREMENT ANNUITIES
         To the extent of earned income for the year and not exceeding $2,000 per individual, an individual may make deductible contributions to an individual retirement annuity (IRA). There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit of $4,000.

         The Code provides for the purchase of a Simplified Employee Pension
(SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of 15% of compensation up to $30,000 for each participant.

SIMPLE Plan IRA Form

         Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to $6,000. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution of 100% on the first 3% or 7% contribution for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.


ROTH IRAS
         Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations ($2,000 per year for annual contributions), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

         Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

QUALIFIED PENSION AND PROFIT-SHARING PLANS
         Under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

         Distributions are taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Certain lump-sum distributions may be eligible for special forward averaging tax treatment for certain classes of individuals.

FEDERAL INCOME TAX WITHHOLDING
         The portion of a distribution which is taxable income to the recipient will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(b) PLANS OR ARRANGEMENTS OR FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS

         There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another retirement plan but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

     (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

     (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

     (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law.

         A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and a 10% additional tax penalty may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.   OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

         To the extent not described as requiring 20% withholding in 1 above, the portion of a non-periodic distribution which constitutes taxable income will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable distribution will be withheld as federal income tax. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

         The portion of a periodic distribution which constitutes taxable income will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs. As of January 1, 1998, a recipient receiving periodic payments (e.g., monthly or annual payments under an annuity option) which total $15,200 or less per year, will generally be exempt from periodic withholding.

         Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. All recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

         Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are not permitted to elect out of withholding.

                            INDEPENDENT ACCOUNTANTS

         Financial statements as of December 31, 1997 and for the period April 28, 1997 (date operations commenced) to December 31, 1997 of Fund ABD, included in the Annual Report incorporated by reference in this SAI, have been incorporated herein in reliance on the report of Coopers & Lybrand L.L.P., independent accountants, given on the authority of that firm as experts in accounting and auditing.

         The consolidated financial statements of the Travelers Insurance Company and Subsidiaries as of December 31, 1997 and 1996, and for each of the years in the three-year period ended December 31, 1997, have been included herein in reliance upon the report of KPMG Peat Marwick LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors and Shareholder
The Travelers Insurance Company and Subsidiaries:

We have audited the accompanying consolidated balance sheets of The Travelers Insurance Company and Subsidiaries as of December 31, 1997 and 1996, and the related consolidated statements of income and retained earnings and cash flows for each of the years in the three-year period ended December 31, 1997. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Insurance Company and Subsidiaries as of December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1997, in conformity with generally accepted accounting principles.


                                                       /s/ KPMG Peat Marwick LLP
Hartford, Connecticut
January 26, 1998

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
             CONSOLIDATED STATEMENTS OF INCOME AND RETAINED EARNINGS
                                ($ IN MILLIONS)


FOR THE YEAR ENDED DECEMBER 31,                                   1997      1996      1995
                                                                 ------    ------    ------
REVENUES
Premiums                                                         $1,583    $1,387    $1,504
Net investment income                                             2,037     1,950     1,884
Realized investment gains                                           199        65       106
Other revenues                                                      354       284       204
-------------------------------------------------------------------------------------------
   Total Revenues                                                $4,173    $3,686    $3,698
-------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Current and future insurance benefits                             1,341     1,187     1,206
Interest credited to contractholders                                829       863       997
Amortization of deferred acquisition costs and value of
  insurance in force                                                293       281       290
General and administrative expenses                                 427       380       368
-------------------------------------------------------------------------------------------
   Total Benefits and Expenses                                    2,890     2,711     2,861
-------------------------------------------------------------------------------------------

Income from continuing operations before federal income taxes     1,283       975       837
-------------------------------------------------------------------------------------------

Federal income taxes:
   Current expense                                                  434       284       233
   Deferred                                                          10        58        57
-------------------------------------------------------------------------------------------
   Total Federal Income Taxes                                       444       342       290
-------------------------------------------------------------------------------------------

Income from continuing operations                                   839       633       547
-------------------------------------------------------------------------------------------
Discontinued operations, net of income taxes
   Income from operations (net of taxes of $0, $0 and $18)           --        --        72
   Gain on disposition (net of taxes of $0, $14 and $68)             --        26       131
-------------------------------------------------------------------------------------------
   Income from Discontinued Operations                               --        26       203
-------------------------------------------------------------------------------------------

Net income                                                          839       659       750
Retained earnings beginning of year                               2,471     2,312     1,562
Dividends to parent                                                 500       500        --
-------------------------------------------------------------------------------------------
   Retained Earnings End of Year                                 $2,810    $2,471    $2,312
===========================================================================================

                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                                 ($ IN MILLIONS)


December 31,                                                      1997       1996
----------------------------------------------------------------------------------
ASSETS
Fixed maturities, available for sale at fair value (cost,
$20,682; $19,284)                                               $21,511    $19,637
Equity securities, at fair value (cost, $480; $330)                 512        338
Mortgage loans                                                    2,869      2,920
Real estate held for sale                                           134        297
Trading securities, at market value                                 800         --
Policy loans                                                      1,872      1,910
Short-term securities                                             1,102        902
Other invested assets                                             1,702      1,253
----------------------------------------------------------------------------------
   Total Investments                                            $30,502    $27,257
----------------------------------------------------------------------------------

Cash                                                                 58         74
Investment income accrued                                           338        355
Premium balances receivable                                         106        105
Reinsurance recoverables                                          4,339      3,858
Deferred acquisition costs and value of insurance in force        2,312      2,133
Separate and variable accounts                                   11,319      8,127
Other assets                                                      1,052      1,064
----------------------------------------------------------------------------------
   Total Assets                                                 $50,026    $42,973
----------------------------------------------------------------------------------

LIABILITIES
Contractholder funds                                             14,913     14,189
Future policy benefits                                           12,569     11,762
Policy and contract claims                                          378        536
Trading securities sold not yet purchased, at market value          462         --
Separate and variable accounts                                   11,309      8,115
Commercial paper                                                     --         50
Deferred federal income taxes                                       409         57
Other liabilities                                                 2,661      1,936
----------------------------------------------------------------------------------
   Total Liabilities                                            $42,701    $36,645
----------------------------------------------------------------------------------

SHAREHOLDER'S EQUITY
Common stock, par value $2.50; 40 million shares authorized,
  issued and outstanding                                            100        100
Additional paid-in capital                                        3,187      3,170
Retained earnings                                                 2,810      2,471
Unrealized investment gains, net of taxes                         1,228        587
----------------------------------------------------------------------------------
   Total Shareholder's Equity                                   $ 7,325    $ 6,328
----------------------------------------------------------------------------------

   Total Liabilities and Shareholder's Equity                   $50,026    $42,973
==================================================================================

                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                 ($ IN MILLIONS)


FOR THE YEAR ENDED DECEMBER 31,                                                        1997         1996         1995
----------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
   Premiums collected                                                                $  1,519    $  1,387     $  1,346
   Net investment income received                                                       2,059       1,910        1,855
   Other revenues received                                                                180         131           90
   Benefits and claims paid                                                            (1,230)     (1,060)        (846)
   Interest credited to contractholders                                                  (853)       (820)        (960)
   Operating expenses paid                                                               (445)       (343)        (615)
   Income taxes paid                                                                     (368)       (328)         (63)
   Trading account investments, (purchases) sales, net                                    (54)         --           --
   Other                                                                                   18         (70)        (137)
----------------------------------------------------------------------------------------------------------------------
      Net cash provided by operating activities                                           826         807          670
      Net cash used in discontinued operations                                             --        (350)        (596)
----------------------------------------------------------------------------------------------------------------------
      Net Cash Provided by Operations                                                $    826    $    457     $     74
----------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
   Proceeds from maturities of investments
      Fixed maturities                                                                  2,259       1,928        1,974
      Mortgage loans                                                                      663         917          680
   Proceeds from sales of investments
      Fixed maturities                                                                  7,592       9,101        6,773
      Equity securities                                                                   341         479          379
      Mortgage loans                                                                      207         178          704
      Real estate held for sale                                                           169         210          253
   Purchases of investments
      Fixed maturities                                                                (11,143)    (11,556)     (10,748)
      Equity securities                                                                  (483)       (594)        (305)
      Mortgage loans                                                                     (771)       (470)        (144)
   Policy loans, net                                                                       38         (23)        (325)
   Short-term securities, (purchases) sales, net                                           (2)        498          291
   Other investments, (purchases) sales, net                                             (260)       (137)        (267)
   Securities transactions in course of settlement                                        311         (52)         258
   Net cash provided by investing activities of discontinued operations                    --         348        1,425
----------------------------------------------------------------------------------------------------------------------
   Net Cash Provided by (used in) Investing Activities                               $ (1,079)   $    827     $    948
----------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
   Redemption of commercial paper, net                                                    (50)        (23)          (1)
   Contractholder fund deposits                                                         3,544       2,493        2,705
   Contractholder fund withdrawals                                                     (2,757)     (3,262)      (3,755)
   Dividends to parent company                                                           (500)       (500)          --
   Other                                                                                   --           9           --
----------------------------------------------------------------------------------------------------------------------
      Net Cash Provided by (used in) Financing Activities                            $    237    $ (1,283)    $ (1,051)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                                      $    (16)   $      1     $    (29)
----------------------------------------------------------------------------------------------------------------------
Cash at December 31,                                                                 $     58    $     74     $     73
======================================================================================================================

                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Significant accounting policies used in the preparation of the accompanying financial statements follow.

   Basis of Presentation

   The Travelers Insurance Company and Subsidiaries (the Company) is a wholly owned subsidiary of The Travelers Insurance Group Inc. (TIGI), an indirect wholly owned subsidiary of Travelers Group Inc. (Travelers Group). The consolidated financial statements include the accounts of the Company and its insurance and non-insurance subsidiaries on a fully consolidated basis. The primary insurance subsidiaries of the Company are The Travelers Life and Annuity Company (TLAC) and Primerica Life Insurance Company (Primerica Life) and its subsidiary National Benefit Life Insurance Company (NBL).

   - TRAVELERS LIFE AND ANNUITY offers fixed and variable deferred annuities, payout annuities and term, universal and variable life and long-term care insurance to individuals and small businesses. It also provides group pension products, including guaranteed investment contracts and group annuities for employer-sponsored retirement and savings plans. These products are primarily marketed through The Copeland Companies (Copeland), an indirect, wholly owned subsidiary of the Company, the Financial Consultants of Salomon Smith Barney, an affiliate of the Company, and a nationwide network of independent agents. The Company's Corporate and Other Segment was absorbed into Travelers Life and Annuity during the second quarter of 1996.

   - PRIMERICA LIFE INSURANCE offers individual life products, primarily term insurance, to consumers through a nationwide sales force of approximately 80,000 full and part-time independent agents.

   As discussed in Note 2 of Notes to Consolidated Financial Statements, in January 1995 the group life insurance and related businesses of the Company were sold to Metropolitan Life Insurance Company (MetLife). Also in January 1995, the group medical component was exchanged for a 42% interest in The MetraHealth Companies, Inc. (MetraHealth). The Company's interest in MetraHealth was sold on October 2, 1995 and through that date was accounted for on the equity method. The Company's discontinued operations reflect the results of the medical insurance business not transferred, the equity interest in the earnings of MetraHealth through October 2, 1995 (date of sale) and the gains from the sales of these businesses.

   In September 1995, Travelers Group made a pro rata distribution to its stockholders of shares of Class A Common Stock of Transport Holdings Inc., which at the time was a wholly owned subsidiary of Travelers Group and was the indirect owner of the business of Transport Life Insurance Company (Transport Life). Immediately prior to this distribution, the Company distributed Transport Life, an indirect wholly owned subsidiary of the Company, to TIGI, as a return of capital.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

   Certain prior year amounts have been reclassified to conform with the 1997 presentation.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   Accounting Changes

   EMPLOYERS' DISCLOSURES ABOUT PENSIONS AND OTHER POSTRETIREMENT BENEFITS

   In February, 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 132, "Employers' Disclosures about Pensions and Other Postretirement Benefits" (FAS 132). FAS 132 supersedes the disclosure requirements in FASB Statements No. 87, "Employers' Accounting for Pensions," No. 88, "Employers' Accounting for Settlements and Curtailments of Defined Benefits Pension Plans and Termination of Benefits," and No. 106, "Employers' Accounting for Postretirement Benefits Other Than Pensions." FAS 132 addresses disclosure only and does not address measurement or recognition. In addition to other disclosure changes, FAS 132 allows employers to disclose total contributions to multi-employer plans without disaggregating the amounts attributable to pensions and other postretirement benefits. This statement is effective for fiscal years beginning after December 15, 1997. Earlier application is encouraged. Effective December 31, 1997, the Company adopted FAS 132. The adoption of this standard did not have any impact on results of operations, financial condition or liquidity.

   ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND
   EXTINGUISHMENTS OF LIABILITIES

   Effective January 1, 1997, the Company adopted Statement of Financial Accounting Standards No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" (FAS 125). FAS 125 establishes accounting and reporting standards for transfers and servicing of financial assets and extinguishments of liabilities. These standards are based on an approach that focuses on control. Under this approach, after a transfer of financial assets, an entity recognizes the financial and servicing assets it controls and the liabilities it has incurred, derecognizes financial assets when control has been surrendered, and derecognizes liabilities when extinguished. FAS 125 provides standards for distinguishing transfers of financial assets that are sales from transfers that are secured borrowings. The requirements of FAS 125 are effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after December 31, 1996, and are to be applied prospectively. However, in December 1996 the FASB issued Statement of Financial Accounting Standards No. 127, "Deferral of the Effective Date of Certain Provisions of FASB Statement No. 125," which delays until January 1, 1998 the effective date for certain provisions. Application of FAS 125 prior to the effective date or retroactively is not permitted. The adoption of the provisions of FAS 125 effective January 1, 1997 did not have a material impact on results of operations, financial condition or liquidity. The adoption of the provisions of FAS 127 effective January, 1998 are not expected to have a material impact on the results of operations, financial condition or liquidity.

   ACCOUNTING FOR THE IMPAIRMENT OF LONG-LIVED ASSETS AND FOR LONG-LIVED ASSETS TO BE DISPOSED OF

   Effective January 1, 1996, the Company adopted Statement of Financial Accounting Standards No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of." This statement establishes accounting standards for the impairment of long-lived assets and certain identifiable intangibles to be disposed. This statement requires a write down to fair value when long-lived assets to be held and used are impaired. The statement also requires long-lived assets to be disposed (e.g., real estate held for sale) be carried at the lower of cost or fair value less cost to sell, and does not allow such assets to be depreciated. The adoption of this standard did not have a material impact on the Company's financial condition, results of operations or liquidity.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   ACCOUNTING FOR STOCK-BASED COMPENSATION

   In October 1995, the FASB issued Statement of Financial Accounting Standards No. 123, "Accounting for Stock-Based Compensation" (FAS 123). This statement establishes financial accounting and reporting standards for stock-based employee compensation plans as well as transactions in which an entity issues its equity instruments to acquire goods or services from non-employees. This statement defines a fair value-based method of accounting for employee stock options or similar equity instruments, and encourages all entities to adopt this method of accounting for all employee stock compensation plans. However, it also allows an entity to continue to measure compensation cost for those plans using the intrinsic value-based method of accounting prescribed by Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees" (APB 25). Entities electing to remain with the accounting method prescribed in APB 25 must make pro-forma disclosures of net income and earnings per share, as if the fair value-based method of accounting defined by FAS 123 had been applied. FAS 123 is applicable to fiscal years beginning after December 15, 1995. The Company has elected to continue to account for its stock-based employee compensation plans using the accounting method prescribed by APB 25 and has included in the notes to consolidated financial statements the pro-forma disclosures required by FAS 123. See Note 9. The Company has adopted FAS 123 for its stock-based non-employee compensation plans.

   Accounting Policies

   INVESTMENTS

   Fixed maturities include bonds, notes and redeemable preferred stocks. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. Also included in fixed maturities are loan-backed and structured securities, which are amortized using the retrospective method. Fixed maturities are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, charged or credited directly to shareholder's equity.

   Equity securities, which include common and nonredeemable preferred stocks, are classified as "available for sale" and carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

   Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. In estimating fair value, the Company uses interest rates reflecting the higher returns required in the current real estate financing market. Impaired loans were insignificant at December 31, 1997 and 1996.

   Real estate held for sale is carried at the lower of cost or fair value less estimated cost to sell. Fair value of foreclosed properties is established at the time of foreclosure by internal analysis or external appraisers, using discounted cash flow analyses and other accepted techniques. Thereafter, an allowance for losses on real estate held for sale is established if the carrying value of the property exceeds its current fair value less estimated costs to sell. There was no such allowance at December 31, 1997 and 1996.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   Trading securities are carried at market value. Realized and unrealized gains and losses on trading securities are included in investment income.

   Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost which approximates market.

   Accrual of income, included in other assets, is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

   DERIVATIVE FINANCIAL INSTRUMENTS

   The Company uses derivative financial instruments, including financial futures contracts, equity options, forward contracts and interest rate swaps and caps, as a means of hedging exposure to interest rate, equity price and foreign currency risk. Hedge accounting is used to account for derivatives. To qualify for hedge accounting the changes in value of the derivative must be expected to substantially offset the changes in value of the hedged item. Hedges are monitored to ensure that there is a high correlation between the derivative instruments and the hedged investment.

   Gains and losses arising from financial futures contracts are used to adjust the basis of hedged investments and are recognized in net investment income over the life of the investment.

   Forward contracts, equity options, and interest rate swaps and caps were not significant at December 31, 1997 and 1996. Information concerning derivative financial instruments is included in Note 6.

   INVESTMENT GAINS AND LOSSES

   Realized investment gains and losses are included as a component of pretax revenues based upon specific identification of the investments sold on the trade date. Also included are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company. The foreign exchange effects of Canadian operations are included in unrealized gains and losses.

   POLICY LOANS

   Policy loans are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

   DEFERRED ACQUISITION COSTS AND VALUE OF INSURANCE IN FORCE

   Costs of acquiring individual life insurance, annuities and long-term care business, principally commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business, are deferred. Acquisition costs relating to traditional life insurance, including term insurance and long-term care insurance, are amortized in relation to anticipated premiums; universal life in relation to estimated gross profits; and annuity contracts employing a level yield method. For life insurance, a 10- to 25-year amortization period is used; for long-term care business, a 10- to 20-year period is used, and a 10- to 20-year period is employed for annuities. Deferred acquisition costs are reviewed periodically for recoverability to determine if any adjustment is required.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   The value of insurance in force is an asset recorded at the time of acquisition of an insurance company. It represents the actuarially determined present value of anticipated profits to be realized from life insurance, annuities and health contracts at the date of acquisition using the same assumptions that were used for computing related liabilities where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at interest rates ranging from 14% to 18%. Traditional life insurance and guaranteed renewable health policies are amortized in relation to anticipated premiums; universal life is amortized in relation to estimated gross profits; and annuity contracts are amortized employing a level yield method. The value of insurance in force is reviewed periodically for recoverability to determine if any adjustment is required.

   SEPARATE AND VARIABLE ACCOUNTS

   Separate and variable accounts primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at market value. Certain other separate accounts provide guaranteed levels of return or benefits and the assets of these accounts are primarily carried at market value. Amounts assessed to the contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

   GOODWILL

   Goodwill represents the cost of acquired businesses in excess of net assets and is being amortized on a straight-line basis principally over a 40-year period. The carrying amount is regularly reviewed for indication of impairment in value that in the view of management would be other than temporary. Impairments would be recognized in operating results if a permanent diminution in value is deemed to have occurred.

   CONTRACTHOLDER FUNDS

   Contractholder funds represent receipts from the issuance of universal life, pension investment and certain deferred annuity contracts. Contractholder fund balances are increased by such receipts and credited interest and reduced by withdrawals, mortality charges and administrative expenses charged to the contractholders. Interest rates credited to contractholder funds range from 3.5% to 9.45%.

   FUTURE POLICY BENEFITS

   Benefit reserves represent liabilities for future insurance policy benefits. Benefit reserves for life insurance and annuities have been computed based upon mortality, morbidity, persistency and interest assumptions applicable to these coverages, which range from 2.5% to 10.0%, including adverse deviation. These assumptions consider Company experience and industry standards. The assumptions vary by plan, age at issue, year of issue and duration. Appropriate recognition has been given to experience rating and reinsurance.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   PERMITTED STATUTORY ACCOUNTING PRACTICES

   The Company, whose insurance subsidiaries are domiciled principally in Connecticut and Massachusetts, prepares statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of those states. Prescribed statutory accounting practices include certain publications of the National Association of Insurance Commissioners as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The impact of any permitted accounting practices on statutory surplus of the Company is not material.

   PREMIUMS

   Premiums are recognized as revenues when due. Reserves are established for the portion of premiums that will be earned in future periods and for deferred profits on limited-payment policies that are being recognized in income over the policy term.

   OTHER REVENUES

   Other revenues include surrender, mortality and administrative charges and fees as earned on investment, universal life and other insurance contracts. Other revenues also include gains and losses on dispositions of assets and operations other than realized investment gains and losses and revenues of non-insurance subsidiaries.

   INTEREST CREDITED TO CONTRACTHOLDERS

   Interest credited to contractholders represents amounts earned by universal life, pension investment and certain deferred annuity contracts in accordance with contract provisions.

   FEDERAL INCOME TAXES

   The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities. The deferred federal income tax asset is recognized to the extent that future realization of the tax benefit is more likely than not, with a valuation allowance for the portion that is not likely to be recognized.

   Future Application of Accounting Standards

   In December 1997, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments" (SOP 97-3). SOP 97-3 provides guidance for determining when an entity should recognize a liability for guaranty-fund and other insurance-related assessments, how to measure that liability, and when an asset may be recognized for the recovery of such assessments through premium tax offsets or policy surcharges. This SOP is effective for financial statements for fiscal years beginning after December 15, 1998, and the effect of initial adoption is to be reported as a cumulative catch-up adjustment. Restatement of previously issued financial statements is not allowed. The Company has not yet determined when it will implement this SOP and does not anticipate any material impact on the Company's financial condition, results of operations or liquidity.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   In June 1997, the FASB issued Statement of Financial Accounting Standards No. 130, "Reporting Comprehensive Income" (FAS 130). FAS 130 establishes standards for the reporting and display of comprehensive income and its components in a full set of general-purpose financial statements. All items that are required to be recognized under accounting standards as components of comprehensive income are to be reported in a financial statement that is displayed with the same prominence as other financial statements. FAS 130 stipulates that comprehensive income reflect the change in equity of an enterprise during a period from transactions and other events and circumstances from non-owner sources. Comprehensive income will thus represent the sum of net income and other comprehensive income, although FAS 130 does not require the use of the terms comprehensive income or other comprehensive income. The accumulated balance of other comprehensive income shall be displayed separately from retained earnings and additional paid-in capital in the statement of financial position. FAS 130 is effective for fiscal years beginning after December 15, 1997. The Company anticipates that the adoption of FAS 130 will result primarily in reporting unrealized gains and losses on investments in debt and equity securities in comprehensive income.

   In June 1997, the FASB also issued Statement of Financial Accounting Standards No. 131, "Disclosures About Segments of an Enterprise and Related Information" (FAS 131). FAS 131 establishes standards for the way that public enterprises report information about operating segments in annual financial statements and requires that selected information about those operating segments be reported in interim financial statements. FAS 131 supersedes Statement of Financial Accounting Standards No. 14, "Financial Reporting for Segments of a Business Enterprise" (FAS 14). FAS 131 requires that all public enterprises report financial and descriptive information about its reportable operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. FAS 131 is effective for fiscal years beginning after December 15, 1997. The Company is currently determining the impact of the adoption of FAS 131.

2. DISPOSITIONS AND DISCONTINUED OPERATIONS

   On January 3, 1995, the Company and its affiliates completed the sale of their group life and related non-medical group insurance businesses to MetLife for $350 million and recognized in the first quarter of 1995 a gain of $20 million net of taxes. In connection with the sale, the Company ceded 100% of its risks in the group life and related businesses to MetLife on an indemnity reinsurance basis, effective January 1, 1995. In connection with the reinsurance transaction, the Company transferred assets with a fair market value of approximately $1.5 billion to MetLife, equal to the statutory reserves and other liabilities transferred.

   On January 3, 1995, the Company and MetLife and certain of their affiliates, formed the MetraHealth joint venture by contributing their group medical businesses to MetraHealth, in exchange for shares of common stock of MetraHealth. No gain was recognized as a result of this transaction . Upon formation of the joint venture, the Company owned 42% of the outstanding capital stock of MetraHealth, TIGI owned 8% and the other 50% was owned by MetLife and its affiliates. In March 1995, MetraHealth acquired HealthSpring, Inc. for common stock of MetraHealth resulting in a reduction in the participation of the Company and TIGI, and MetLife in the MetraHealth venture to 48.25% each. As the medical insurance business of the Company came due for renewal, the risks were transferred to MetraHealth and the related operating results for this medical insurance business were reported by the Company in 1995 as part of discontinued operations.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   On October 2, 1995, the Company and its affiliates completed the sale of their ownership in MetraHealth to United HealthCare Corporation and through that date had accounted for its interest in MetraHealth on the equity method. Gross proceeds to the Company in 1995 were $708 million in cash, an after-tax gain of $111 million was recognized. During 1996 the Company received a contingency payment based on MetraHealth's 1995 results. In conjunction with this payment, certain reserves associated with the group medical business and exit costs related to the discontinued operations were reevaluated resulting in a final after-tax gain of $26 million.

   All of the businesses sold to MetLife or contributed to MetraHealth were included in the Company's Managed Care and Employee Benefit Operations (MCEBO) segment prior to 1995. The Company's discontinued operations in 1996 and 1995 reflect the results of the medical insurance business not transferred, the equity interest in the earnings of MetraHealth through October 2, 1995 (date of sale) and the gains from sales of these businesses. Revenues from discontinued operations were insignificant for the year ended December 31, 1996 and $1.2 billion for the year ended December 31, 1995.

   In September 1995, Travelers Group made a pro rata distribution to its stockholders of shares of Class A Common Stock of Transport Holdings Inc., which at the time was a wholly owned subsidiary of Travelers Group and was the indirect owner of the business of Transport Life. Immediately prior to this distribution, the Company distributed Transport, an indirect wholly owned subsidiary of the Company, to TIGI as a return of capital, resulting in a reduction in additional paid-in capital of $334 million. The results of Transport through September 1995 are included in income from continuing operations.

3. COMMERCIAL PAPER AND LINES OF CREDIT

   The Company issues commercial paper directly to investors. No commercial paper was outstanding at December 31, 1997 and $50 million was outstanding at December 31, 1996. The Company maintains unused credit availability under bank lines of credit at least equal to the amount of the outstanding commercial paper. Interest expense related to the commercial paper was not significant in 1997 or 1996.

   Travelers Group, Commercial Credit Company (CCC) (an indirect wholly owned subsidiary of Travelers Group) and the Company have an agreement with a syndicate of banks to provide $1.0 billion of revolving credit, to be allocated to any of Travelers Group, CCC or the Company. The Company's participation in this agreement is limited to $250 million. The revolving credit facility consists of a five-year revolving credit facility that expires in 2001. At December 31, 1997, $50 million was allocated to the Company. Under this facility the Company is required to maintain certain minimum equity and risk-based capital levels. At December 31, 1997, the Company was in compliance with these provisions. There were no amounts outstanding under this agreement at December 31, 1997 and 1996. If the Company had borrowings on this facility, the interest rate would be based upon LIBOR plus a negotiated margin.

\                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


4. REINSURANCE

   The Company participates in reinsurance in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term coinsurance and modified coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured. During 1997, new universal life business was reinsured under an 80%/20% quota share reinsurance program and new term life business was reinsured under a 90%/10% quota share reinsurance program. Maximum retention of $1.5 million is generally reached on policies in excess of $7.5 million. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Generally, the maximum retention on an ordinary life risk is $1.5 million.

   The Company writes workers' compensation business through its Accident Department. This business is ceded 100% to an affiliate, The Travelers Indemnity Company.

   A summary of reinsurance financial data reflected within the consolidated statement of operations and retained earnings is presented below ($ in millions):

       ---------------------------------------------------------------------
       WRITTEN PREMIUMS                         1997      1996       1995
       ---------------------------------------------------------------------
       Direct                                  $2,148    $1,982    $2,166
       Assumed from:
          Non-affiliated companies                  1         5        --
       Ceded to:
          Affiliated companies                   (280)     (284)     (374)
          Non-affiliated companies               (273)     (309)     (302)
       ---------------------------------------------------------------------
       Total Net Written Premiums              $1,596    $1,394    $1,490
       =====================================================================

       ---------------------------------------------------------------------
       EARNED PREMIUMS                          1997      1996       1995
       ---------------------------------------------------------------------
       Direct                                  $2,170    $1,897    $2,067
       Assumed from:
          Non-affiliated companies                  1         5        --
       Ceded to:
          Affiliated companies                   (321)     (219)     (283)
          Non-affiliated companies               (291)     (315)     (298)
       ---------------------------------------------------------------------
       Total Net Earned Premiums               $1,559    $1,368    $1,486
       =====================================================================

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   Reinsurance recoverables at December 31, 1997 and 1996 include amounts recoverable on unpaid and paid losses and were as follows ($ in millions):

       ----------------------------------------------------------
       REINSURANCE RECOVERABLES                1997      1996
       ----------------------------------------------------------
       Life and Accident and Health
       Business:
          Non-affiliated companies             $1,362    $1,497
       Property-Casualty Business:
          Affiliated companies                  2,977     2,361
       ----------------------------------------------------------
       Total Reinsurance Recoverables          $4,339    $3,858
       ==========================================================

   Total reinsurance recoverables at December 31, 1997 and 1996 include $697 million and $720 million, respectively, from MetLife in connection with the sale of the Company's group life and related businesses. See Note 2.

5. SHAREHOLDER'S EQUITY

   Additional Paid-In Capital

   The increase of $17 million in additional paid-in capital during 1997 is due to tax benefits related to exercising Travelers Group stock options by the Company's employees.

   Unrealized Investment Gains (Losses)

   An analysis of the change in unrealized gains and losses on investments is shown in Note 13.

   Shareholder's Equity and Dividend Availability

   The Company's statutory net income, which includes all insurance subsidiaries, was $754 million, $656 million, and $235 million for the years ended December 31, 1997, 1996 and 1995, respectively.

   The Company's statutory capital and surplus was $4.12 billion and $3.44 billion at December 31, 1997 and 1996, respectively.

   The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. Statutory surplus of $551 million is available in 1998 for dividend payments by the Company without prior approval of the Connecticut Insurance Department. In addition, under a revolving credit facility, the Company is required to maintain certain minimum equity and risk based capital levels. The Company is in compliance with these covenants at December 31, 1997 and 1996.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


6. DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

   Derivative Financial Instruments

   The Company uses derivative financial instruments, including financial futures, equity options, forward contracts and interest rate swaps as a means of hedging exposure to foreign currency, equity price changes and/or interest rate risk on anticipated transactions or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes.

   These derivative financial instruments have off-balance sheet risk. Financial instruments with off-balance sheet risk involve, to varying degrees, elements of credit and market risk in excess of the amount recognized in the balance sheet. The contract or notional amounts of these instruments reflect the extent of involvement the Company has in a particular class of financial instrument. However, the maximum loss of cash flow associated with these instruments can be less than these amounts. For forward contracts and interest rate swaps, credit risk is limited to the amounts calculated to be due the Company on such contracts. Financial futures contracts and purchased listed option contracts have little credit risk since organized exchanges are the counterparties.

   The Company monitors creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance sheet financial instruments. The controls include credit approvals, limits and other monitoring procedures.

   The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates which arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts to offset asset price changes resulting from changes in market interest rates until an investment is purchased or a product is sold.

   Margin payments are required to enter a futures contract and contract gains or losses are settled daily in cash. The contract amount of futures contracts represents the extent of the Company's involvement, but not future cash requirements, as open positions are typically closed out prior to the delivery date of the contract.

   At December 31, 1997 and 1996, the Company held financial futures contracts with notional amounts of $625 million and $169 million, respectively, and a deferred gain of $.7 million and a deferred loss of $4.1 million and a deferred gain of $1.2 million, and a deferred loss of $.1 million, respectively. Total losses of $5.8 million and gains of $2.0 million from financial futures were deferred at December 31, 1997 and 1996, respectively, relating to anticipated investment purchases and investment product sales, and are reported as other liabilities. At December 31, 1997 and 1996, the Company's futures contracts had no fair value because these contracts were marked to market and settled in cash daily.

   The off-balance sheet risks of equity options, forward contracts, and interest rate swaps were not significant at December 31, 1997 and 1996.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   The Company purchased a 5-year interest rate cap, with a notional amount of $200 million, from Travelers Group in 1995 to hedge against losses that could result from increasing interest rates. This instrument, which does not have off-balance sheet risk, gives the Company the right to receive payments if interest rates exceed specific levels at specific dates. The premium of $2 million paid for this instrument is being amortized over its life. The interest rate cap asset is reported at fair value which is $0 and $1 million at December 31, 1997 and 1996, respectively.

   Financial Instruments with Off-Balance Sheet Risk

   In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships. The off-balance sheet risk of these financial instruments was not significant at December 31, 1997 and 1996.

   Fair Value of Certain Financial Instruments

   The Company uses various financial instruments in the normal course of its business. Fair values of financial instruments that are considered insurance contracts are not required to be disclosed and are not included in the amounts discussed.

   At December 31, 1997 and 1996, investments in fixed maturities had a carrying value and a fair value of $21.5 billion and $19.6 billion, respectively. See Notes 1 and 13.

   At December 31, 1997 and 1996, mortgage loans had a carrying value of $2.9 billion, which approximated fair value. In estimating fair value, the Company used interest rates reflecting the higher returns required in the current real estate financing market.

   The carrying values of $143 million and $174 million of financial instruments classified as other assets approximated their fair values at December 31, 1997 and 1996, respectively. The carrying values of $2.0 billion and $850 million of financial instruments classified as other liabilities also approximated their fair values at December 31, 1997 and 1996, respectively. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

   At December 31, 1997, contractholder funds with defined maturities had a carrying value of $2.3 billion and a fair value of $2.3 billion, compared with a carrying value of $1.4 billion and a fair value of $1.5 billion at December 31, 1996. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $9.7 billion and a fair value of $9.5 billion at December 31, 1997, compared with a carrying value of $9.1 billion and a fair value of $8.8 billion at December 31, 1996. These contracts generally are valued at surrender value.

   The assets of separate accounts providing a guaranteed return had a carrying value and a fair value of $260 million and $260 million, respectively, at December 31, 1997, compared with a carrying value and a fair value of $217 million and $217 million, respectively, at December 31, 1996. The liabilities of separate accounts providing a guaranteed return had a carrying value and a fair value of $209 million and $206 million, respectively, at December 31, 1997, compared with a carrying value and a fair value of $208 million and $204 million, respectively, at December 31, 1996.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   The carrying values of cash, short-term securities, trading securities, investment income accrued, trading securities sold not purchased, and commercial paper approximated their fair values.

   The carrying value of policy loans, which have no defined maturities, is considered to be fair value.


7. COMMITMENTS AND CONTINGENCIES

   Financial Instruments with Off-Balance Sheet Risk

   See Note 6 for a discussion of financial instruments with off-balance sheet risk.

   Litigation

   In March 1997, a purported class action entitled Patterman v. The Travelers, Inc. was commenced in the Superior Court of Richmond County, Georgia, alleging, among other things, violations of the Georgia RICO statute and other state laws by an affiliate of the Company, Primerica Financial Services, Inc. and certain of its affiliates. Plaintiffs seek unspecified compensatory and punitive damages and other relief. In April 1997, the lawsuit was removed to the U.S. District Court for the Southern District of Georgia, and in October 1997, the lawsuit was remanded to the Superior Court of Richmond County. Later in October 1997, the defendants answered the complaint, denied liability and asserted numerous affirmative defenses. In February 1998, the Superior Court of Richmond County transferred the lawsuit to the Superior Court of Gwinnett County, Georgia, and certified the transfer order for immediate appellate review. Also in February 1998, plaintiffs served an application for appellate review of the transfer order; defendants subsequently opposed that application; and later in February 1998, the Court of Appeals of the State of Georgia granted plaintiffs' application for appellate review. Pending appeal proceedings in the trial court have been stayed. The Company intends to vigorously contest the litigation.

   The Company is also a defendant or co-defendant in various other litigation matters in the normal course of business. Although there can be no assurances, as of December 31, 1997, the Company believes, based on information currently available, that the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on its results of operations, financial condition or liquidity.


8. BENEFIT PLANS

   Pension and Other Postretirement Benefits

   The Company participates in a qualified, noncontributory defined benefit pension plan sponsored by an affiliate. In addition, the Company provides certain other postretirement benefits to retired employees through a plan sponsored by an affiliate. The Company's share of net expense for the qualified pension and other postretirement benefit plans was not significant for 1997, 1996 and 1995. Beginning January 1, 1996, the Company's other postretirement benefit plans were amended to restrict benefit eligibility to retirees and certain retiree-eligible employees. Previously, covered employees could become eligible for postretirement benefits if they reached retirement age while working for the Company.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   Through plans sponsored by TIGI, the Company also provides defined contribution pension plans for certain agents. Company contributions are primarily a function of production. The expense for these plans was not significant in 1997, 1996 and 1995.

   401(k) Savings Plan

   Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Travelers Group. Prior to January 1, 1996, the Company made matching contributions to the 401(k) savings plan on behalf of participants in the amount of 50% of the first 5% of pre-tax contributions made by the employee, plus an additional variable matching contribution based on the profitability of TIGI and its subsidiaries. During 1996, the Company made matching contributions in an amount equal to the lesser of 100% of the pre-tax contributions made by the employee or $1,000. Effective January 1, 1997, the Company discontinued matching contributions for the majority of its employees. The Company's expenses in connection with the 401(k) savings plan were not significant in 1997, 1996 and 1995.


9. RELATED PARTY TRANSACTIONS

   The principal banking functions, including payment of salaries and expenses, for certain subsidiaries and affiliates of TIGI are handled by two companies. The Travelers Insurance Company (Life Department) handles banking functions for the life and annuity operations of Travelers Life and Annuity and some of its non-insurance affiliates. The Travelers Indemnity Company handles banking functions for the property-casualty operations, including most of its property-casualty insurance and non-insurance affiliates. Settlements between companies are made at least monthly. The Company provides various employee benefits coverages to employees of certain subsidiaries of TIGI. The premiums for these coverages were charged in accordance with cost allocation procedures based upon salaries or census. In addition, investment advisory and management services, data processing services and claims processing services are shared with affiliated companies. Charges for these services are shared by the companies on cost allocation methods based generally on estimated usage by department.

   The Company maintains a short-term investment pool in which its insurance affiliates participate. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 1997 and 1996, the pool totaled approximately $2.6 billion and $2.9 billion, respectively. The Company's share of the pool amounted to $725 million and $196 million at December 31, 1997 and 1996, respectively, and is included in short-term securities in the consolidated balance sheet.

   The Company sells structured settlement annuities to The Travelers Indemnity Company in connection with the settlement of certain policyholder obligations. Such deposits were $88 million, $40 million, and $38 million for 1997, 1996 and 1995, respectively.

   The Company markets deferred annuity products and life and health insurance through its affiliate, Salomon Smith Barney. Premiums and deposits related to these products were $1.0 billion, $820 million, and $583 million in 1997, 1996 and 1995, respectively.

   At December 31, 1996, the Company had an investment of $22 million in bonds of its affiliate, CCC. This was included in fixed maturities in the consolidated balance sheet.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   The Company had an investment of $1.15 billion and $648 million in common stock of Travelers Group at December 31, 1997 and 1996, respectively. This investment is carried at fair value.

   The Company participates in a stock option plan sponsored by Travelers Group that provides for the granting of stock options in Travelers Group common stock to officers and key employees. To further encourage employee stock ownership, during 1997 Travelers Group introduced the WealthBuilder stock option program. Under this program all employees meeting certain requirements have been granted Travelers Group stock options.

   The Company applies APB 25 and related interpretations in accounting for stock options. Since stock options under the Travelers Group plans are issued at fair market value on the date of award, no compensation cost has been recognized for these awards. FAS 123 provides an alternative to APB 25 whereby fair values may be ascribed to options using a valuation model and amortized to compensation cost over the vesting period of the options.

   Had the Company applied FAS 123 in accounting for Travelers Group stock options, net income would have been the pro forma amounts indicated below:

      -----------------------------------------------------------------------
      YEAR ENDING DECEMBER 31,             1997        1996         1995
      ($ IN MILLIONS)
      -----------------------------------------------------------------------
      Net income, as reported              $839         $659        $750
      -----------------------------------------------------------------------
      FAS 123 pro forma adjustments,         (9)          (3)         (1)
      after tax
      -----------------------------------------------------------------------
      Net income, pro forma                $830         $656        $749

   The Company has an interest rate cap agreement with Travelers Group. See Note 6.

10. LEASES

   Most leasing functions for TIGI and its subsidiaries are administered by TAP. In 1996, TAP assumed the obligations for several leases. Rent expense related to all leases are shared by the companies on a cost allocation method based generally on estimated usage by department. Rent expense was $15 million, $24 million, and $22 million in 1997, 1996 and 1995, respectively.

       --------------------------------------------------
       YEAR ENDING DECEMBER 31,       MINIMUM OPERATING
       ($ in millions)                 RENTAL PAYMENTS
       --------------------------------------------------
       1998                                 $  49
       1999                                    44
       2000                                    43
       2001                                    45
       2002                                    43
       Thereafter                             337
       --------------------------------------------------
       Total Rental Payments                 $561
       ==================================================

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   Future sublease rental income of approximately $73 million will partially offset these commitments. Also, the Company will be reimbursed for 50% of the rental expense for a particular lease totaling $218 million, by an affiliate. Minimum future capital lease payments are not significant.

   The Company is reimbursed for use of furniture and equipment through cost sharing agreements by its affiliates.

11. FEDERAL INCOME TAXES

       EFFECTIVE TAX RATE
       ---------------------------------------------------------------------
       For The Year Ended December 31,         1997      1996       1995
       ($ in millions)
       ---------------------------------------------------------------------
       Income Before Federal Income Taxes     $1,283     $ 975      $ 837
       Statutory Tax Rate                        35%        35%        35%
       ---------------------------------------------------------------------
       Expected Federal Income Taxes            449        341        293
       Tax Effect of:
          Non-taxable investment income          (4)        (3)        (4)
          Other, net                             (1)         4          1
       =====================================================================
       Federal Income Taxes                   $ 444      $ 342      $ 290
       =====================================================================
       Effective Tax Rate                        35%        35%        35%
       ---------------------------------------------------------------------

       COMPOSITION OF FEDERAL INCOME TAXES
       Current:
          United States                       $ 410       $ 263     $ 220
          Foreign                                24          21        13
       ---------------------------------------------------------------------
          Total                                 434         284       233
       ---------------------------------------------------------------------
       Deferred:
          United States                          10          57        52
          Foreign                                --           1         5
       ---------------------------------------------------------------------
          Total                                  10          58        57
       ---------------------------------------------------------------------
       Federal Income Taxes                   $ 444       $ 342     $ 290
       =====================================================================

   Tax benefits allocated directly to shareholder's equity for the years ended December 31, 1997, 1996 and 1995 were $17 million, $8 million and $7 million, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   The net deferred tax liabilities at December 31, 1997 and 1996 were comprised of the tax effects of temporary differences related to the following assets and liabilities:

($ in millions)                                                  1997        1996
                                                                -------     -------
Deferred Tax Assets:
   Benefit, reinsurance and other reserves                       $  550      $  510
   Contractholder funds                                              11          32
   Operating lease reserves                                          68          71
   Other employee benefits                                          102         104
   Other                                                            139         121
-----------------------------------------------------------------------------------
      Total                                                         870         838
-----------------------------------------------------------------------------------
Deferred Tax Liabilities:
   Deferred acquisition costs and value of                          608         571
   insurance in force
   Investments, net                                                 484         131
   Other                                                             87          93
-----------------------------------------------------------------------------------
      Total                                                       1,179         795
-----------------------------------------------------------------------------------
Net Deferred Tax (Liability) Asset Before Valuation Allowance      (309)         43
Valuation Allowance for Deferred Tax Assets                        (100)       (100)
-----------------------------------------------------------------------------------
Net Deferred Tax Liability After Valuation Allowance             $ (409)     $  (57)
-----------------------------------------------------------------------------------

   Starting in 1994 and continuing for at least five years, the Company and its life insurance subsidiaries will file a consolidated federal income tax return. Federal income taxes are allocated to each member of the consolidated group on a separate return basis adjusted for credits and other amounts required by the consolidation process. Any resulting liability will be paid currently to the Company. Any credits for losses will be paid by the Company to the extent that such credits are for tax benefits that have been utilized in the consolidated federal income tax return.

   A net deferred tax asset valuation allowance of $100 million has been established to reduce the deferred tax asset on investment losses to the amount that, based upon available evidence, is more likely than not to be realized. Reversal of the valuation allowance is contingent upon the recognition of future capital gains in the Company's consolidated life insurance company federal income tax return through 1998, and if life/non-life consolidation is elected in 1999, the consolidated federal income tax return of Travelers Group commencing in 1999, or a change in circumstances which causes the recognition of the benefits to become more likely than not. There was no change in the valuation allowance during 1997. The initial recognition of any benefit produced by the reversal of the valuation allowance will be recognized by reducing goodwill.

   At December 31, 1997, the Company had no ordinary or capital loss carryforwards.

   The policyholders surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account, which, under provisions of the Tax Reform Act of 1984, will not increase after 1983, is estimated to be $932 million. This amount has not been subjected to current income taxes but, under certain conditions that management considers to be remote, may become subject to income taxes in future years. At current rates, the maximum amount of such tax (for which no provision has been made in the financial statements) would be approximately $326 million.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)





12. NET INVESTMENT INCOME

       ---------------------------------------------------------------------
       FOR THE YEAR ENDED DECEMBER 31,         1997      1996       1995
       ($ in millions)
       ---------------------------------------------------------------------
       GROSS INVESTMENT INCOME
          Fixed maturities                     $1,460   $1,387     $1,248
          Mortgage loans                          291      334        419
          Policy loans                            137      156        166
          Real estate held for sale                88       94        111
          Other, including trading                150       77         97
          securities
       ---------------------------------------------------------------------
                                                2,126    2,048      2,041
       ---------------------------------------------------------------------
       Investment expenses                         89       98        157
       ---------------------------------------------------------------------
       Net investment income                   $2,037   $1,950     $1,884
       ---------------------------------------------------------------------


13. INVESTMENTS AND INVESTMENT GAINS (LOSSES)

   Realized investment gains (losses) for the periods were as follows:

       ---------------------------------------------------------------------
       FOR THE YEAR ENDED DECEMBER 31,         1997      1996       1995
       ($ in millions)
       ---------------------------------------------------------------------
       REALIZED INVESTMENT GAINS
          Fixed maturities                       $71      $(63)      $(43)
          Equity securities                       (9)       47         36
          Mortgage loans                          59        49         47
          Real estate held for sale               67        33         18
          Other                                   11        (1)        48
       ---------------------------------------------------------------------
             Total Realized Investment Gains    $199       $65       $106
       ---------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   Changes in net unrealized investment gains (losses) that are included as a separate component of shareholder's equity were as follows:

       -------------------------------------------------------------------------
       FOR THE YEAR ENDED DECEMBER 31,              1997      1996      1995
       ($ in millions)
       -------------------------------------------------------------------------
       UNREALIZED INVESTMENT GAINS
          Fixed maturities                         $  446    $ (323)    $1,974
          Equity securities                            25       (35)        46
          Other                                       520       220        200
       -------------------------------------------------------------------------
             Total Realized Investment Gains          991      (138)     2,220
       -------------------------------------------------------------------------

          Related taxes                               350       (43)       778
       -------------------------------------------------------------------------
          Change in unrealized investment gains
          (losses)                                    641       (95)     1,442
          Balance beginning of year                   587       682       (760)
       -------------------------------------------------------------------------
             Balance End of Year                   $1,228    $  587     $  682
       -------------------------------------------------------------------------

   Included in Other are gains of $506 million, $203 million and $214 million for 1997, 1996 and 1995, respectively, related to appreciation of Travelers Group stock.

   Fixed Maturities

   Proceeds from sales of fixed maturities classified as available for sale were $7.6 billion, $10.2 billion and $6.8 billion in 1997, 1996 and 1995, respectively. Gross gains of $170 million, $107 million and $80 million and gross losses of $99 million, $175 million and $124 million in 1997, 1996 and 1995, respectively, were realized on those sales.

   Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which a quoted market price or dealer quote are not available amounted to $5.1 billion and $4.6 billion at December 31, 1997 and 1996, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   The amortized cost and fair value of investments in fixed maturities were as follows:

---------------------------------------------------------------------------------------
DECEMBER 31, 1997                                         GROSS       GROSS
($ in millions)                              AMORTIZED  UNREALIZED  UNREALIZED   FAIR
                                                COST      GAINS       LOSSES     VALUE
---------------------------------------------------------------------------------------
AVAILABLE FOR SALE:
   Mortgage-backed securities - CMOs and
   pass-through securities                     $ 3,842    $   124    $     2    $ 3,964
   U.S. Treasury securities and obligations
   of U.S. Government and government
   agencies and authorities                      1,580        149          1      1,728
   Obligations of states, municipalities
   and political subdivisions                       78          8         --         86
   Debt securities issued by
   foreign governments                             622         31          4        649
   All other corporate bonds                    14,548        547         24     15,071
   Redeemable preferred stock                       12          1         --         13
---------------------------------------------------------------------------------------
      Total Available For Sale                 $20,682        860         31    $21,511
---------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
DECEMBER 31, 1996                                           GROSS      GROSS
($ in millions)                               AMORTIZED  UNREALIZED  UNREALIZED   FAIR
                                                 COST       GAINS      LOSSES     VALUE
----------------------------------------------------------------------------------------
AVAILABLE FOR SALE:
   Mortgage-backed securities - CMOs and
   pass-through securities                      $ 3,821    $    71    $    23    $ 3,869
   U.S. Treasury securities and obligations
   of U.S. Government and government
   agencies and authorities                       1,329         56          4      1,381
   Obligations of states, municipalities and
   political subdivisions                            89          1          1         89
   Debt securities issued by foreign
   governments                                      618         26          3        641
   All other corporate bonds                     13,421        273         43     13,651
   Redeemable preferred stock                         6         --         --          6
----------------------------------------------------------------------------------------
      Total Available For Sale                  $19,284    $   427    $    74    $19,637
----------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   The amortized cost and fair value of fixed maturities at December 31, 1997, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

       ----------------------------------------------------------
       ($ in millions)                       AMORTIZED   FAIR
                                               COST      VALUE
       ----------------------------------------------------------
       MATURITY:
          Due in one year or less            $ 1,184     $ 1,191
          Due after 1 year through 5 years     5,200       5,335
          Due after 5 years through 10 years   5,332       5,515
          Due after 10 years                   5,124       5,506
       ---------------------------------------------------------
                                              16,840      17,547
       ---------------------------------------------------------
          Mortgage-backed securities           3,842       3,964
       ---------------------------------------------------------
             Total Maturity                  $20,682     $21,511
       ---------------------------------------------------------

   The Company makes investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class (PAC) tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

   At December 31, 1997 and 1996, the Company held CMOs classified as available for sale with a fair value of $2.1 billion and $2.0 billion, respectively. Approximately 72% and 88%, respectively, of the Company's CMO holdings are fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 1997 and 1996. In addition, the Company held $1.9 billion and $1.9 billion of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 1997 and 1996, respectively. Virtually all of these securities are rated AAA.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

   Equity Securities
   The cost and fair values of investments in equity securities were as follows:

   -----------------------------------------------------------------------------
   EQUITY SECURITIES:
                                                   GROSS      GROSS
   ($ in millions)                              UNREALIZED  UNREALIZED     FAIR
                                         COST      GAINS      LOSSES       VALUE
   -----------------------------------------------------------------------------
   DECEMBER 31, 1997
      Common stocks                      $179       $ 34       $ 11        $202
      Non-redeemable preferred stocks     301         13          4         310
   -----------------------------------------------------------------------------
         Total Equity Securities         $480       $ 47       $ 15        $512
   -----------------------------------------------------------------------------

   DECEMBER 31, 1996
      Common stocks                      $212       $ 39       $ 30        $221
      Non-redeemable preferred stocks     118          2          3         117
   -----------------------------------------------------------------------------
         Total Equity Securities         $330       $ 41       $ 33        $338
   -----------------------------------------------------------------------------

   Proceeds from sales of equity securities were $341 million, $487 million and $379 million in 1997, 1996 and 1995, respectively. Gross gains of $53 million, $64 million and $27 million and gross losses of $62 million, $11 million and $2 million in 1997, 1996 and 1995, respectively, were realized on those sales.

   Mortgage Loans and Real Estate Held For Sale

   Underperforming assets include delinquent mortgage loans, loans in the process of foreclosure, foreclosed loans and loans modified at interest rates below market.

   At December 31, 1997 and 1996, the Company's mortgage loan and real estate held for sale portfolios consisted of the following ($ in millions):

       ----------------------------------------------------------
                                               1997      1996
       ----------------------------------------------------------
       Current Mortgage Loans                $2,866     $2,869
       Underperforming Mortgage Loans             3         51
       ----------------------------------------------------------
          Total                               2,869      2,920
       ----------------------------------------------------------

       Real Estate Held For Sale                134        297
       ----------------------------------------------------------
          Total                              $3,003     $3,217
       ----------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

   Aggregate annual maturities on mortgage loans at December 31, 1997 are as follows:

       ------------------------------------------------
       YEAR ENDING DECEMBER 31,
       ($ in millions)
       ------------------------------------------------
       Past Maturity                          $   54
       1998                                      243
       1999                                      252
       2000                                      321
       2001                                      393
       2002                                      121
       Thereafter                              1,485
       ------------------------------------------------
          Total                               $2,869
       ================================================

   Joint Venture

   In October 1997, the Company and Tishman Speyer Properties (Tishman), a worldwide real estate owner, developer and manager, formed a joint real estate venture with an initial equity commitment of $792 million. The Company and certain of its affiliates committed $420 million in real estate equity and $100 million in cash while Tishman committed $272 million in properties and cash. Both companies are serving as asset managers for the venture and Tishman is primarily responsible for the venture's real estate acquisition and development efforts.

   Trading Securities

   Trading securities are held in a special purpose subsidiary, Tribeca Investments LLC.

       -----------------------------------------------------
       TRADING SECURITIES OWNED                      1997
       Merger arbitrage                              $352
       Convertible bond arbitrage                     370
       Other                                           78
       -----------------------------------------------------
          Total                                      $800
       -----------------------------------------------------

       TRADING SECURITIES SOLD NOT YET PURCHASED

       Merger arbitrage                              $213
       Convertible bond arbitrage                     249
       -----------------------------------------------------
          Total                                      $462
       -----------------------------------------------------

   The Company's trading portfolio investments and related liabilities are normally held for periods less than six months. Therefore, expected future cash flows for these assets and liabilities are expected to be realized in less than one year.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

   Concentrations

   At December 31, 1997 and 1996, the Company had no concentration of credit risk in a single investee exceeding 10% of consolidated shareholder's equity.

   The Company participates in a short-term investment pool maintained by an affiliate. See Note 9.

   Included in fixed maturities are below investment grade assets totaling $1.4 billion and $1.1 billion at December 31, 1997 and 1996, respectively. The Company defines its below investment grade assets as those securities rated "Ba1" or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds that are classified as below investment grade loans.

   The Company had concentrations of investments, primarily fixed maturities, in the following industries:

       -------------------------------------------------
       ($ in millions)                1997      1996
       -------------------------------------------------
       Banking                        $2,215   $1,959
       Finance                         1,556    1,823
       Electric Utilities              1,377    1,093
       Asset-Backed Credit Cards         778      688
       -------------------------------------------------

   Below investment grade assets included in the preceding table were not significant.

   At December 31, 1997 and 1996, concentrations of mortgage loans were for properties located in highly populated areas in the states listed below:

       -------------------------------------------------
       ($ in millions)                 1997      1996
       -------------------------------------------------
       California                       $794     $643
       New York                          310      297
       -------------------------------------------------

   Other mortgage loan investments are relatively evenly dispersed throughout the United States, with no holdings in any state exceeding $284 million and $258 million at December 31, 1997 and 1996, respectively.

   Concentrations of mortgage loans by property type at December 31, 1997 and 1996 were as follows:

       -------------------------------------------------
       ($ in millions)                 1997     1996
       -------------------------------------------------
       Office                         $1,382   $1,208
       Agricultural                      771      693
       Apartment                         204      291
       Hotel                             201      217
       -------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

   The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

   Non-Income Producing Investments

   Investments included in the consolidated balance sheets that were non-income producing for the preceding 12 months were insignificant.

   Restructured Investments

   The Company had mortgage loans and debt securities that were restructured at below market terms totaling approximately $7 million and $18 million at December 31, 1997 and 1996, respectively. The new terms typically defer a portion of contract interest payments to varying future periods. The accrual of interest is suspended on all restructured assets, and interest income is reported only as payment is received. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such loans amounted to $.9 million in 1997 and $5 million in 1996. Interest on these assets, included in net investment income, aggregated $.2 million and $2 million in 1997 and 1996, respectively.

14. DEPOSIT FUNDS AND RESERVES

   At December 31, 1997, the Company had $24.0 billion of life and annuity deposit funds and reserves. Of that total, $13.0 billion is not subject to discretionary withdrawal based on contract terms. The remaining $11.0 billion is for life and annuity products that are subject to discretionary withdrawal by the contractholder. Included in the amount that is subject to discretionary withdrawal is $2.0 billion of liabilities that are surrenderable with market value adjustments. Also included are an additional $5.2 billion of the life insurance and individual annuity liabilities which are subject to discretionary withdrawals, and have an average surrender charge of 4.8%. In the payout phase, these funds are credited at significantly reduced interest rates. The remaining $3.8 billion of liabilities are surrenderable without charge. More than 16.8% of these relate to individual life products. These risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent against withdrawal by long-term policyholders. Insurance liabilities that are surrendered or withdrawn are reduced by outstanding policy loans and related accrued interest prior to payout.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


15. RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES

   The following table reconciles net income to net cash provided by operating activities:

--------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,                       1997       1996      1995
($ in millions)
--------------------------------------------------------------------------------
Net Income From Continuing Operations                 $ 839     $ 633     $ 547
   Adjustments to reconcile net income to
   net cash provided by operating activities:
      Realized gains                                   (199)      (65)     (106)
      Deferred federal income taxes                      10        58        57
      Amortization of deferred policy
      acquisition costs and value of
      insurance in force                                293       281       290
      Additions to deferred policy
      acquisition costs                                (471)     (350)     (454)
      Investment income accrued                          14         2        (9)
      Premium balances receivable                         3        (6)       (8)
      Insurance reserves and accrued expenses           131        (1)      291
      Other                                             206       255        62
--------------------------------------------------------------------------------
      Net cash provided by operating activities         826       807       670
      Net cash used in discontinued operations           --      (350)     (596)
      Net cash provided by operations                 $ 826     $ 457     $  74
--------------------------------------------------------------------------------


16. NON-CASH INVESTING AND FINANCING ACTIVITIES

   Significant noncash investing and financing activities include: a) the conversion of $119 million of real estate held for sale to other invested assets as a joint venture in 1997; b) the 1995 transfer of assets with a fair market value of approximately $1.5 billion and statutory reserves and other liabilities of approximately $1.5 billion to MetLife (see Note 2); c) the 1995 return of capital of Transport to TIGI (see Note 2); d) the acquisition of real estate through foreclosures of mortgage loans amounting to $10 million, $117 million and $97 million in 1997, 1996 and 1995, respectively;
   e) the acceptance of purchase money mortgages for sales of real estate aggregating $4 million, $23 million and $27 million in 1997, 1996 and 1995, respectively.

                      STATEMENT OF ADDITIONAL INFORMATION
                                    FUND ABD
                           (Access and Access Select)










                      Individual Variable Annuity Contract
                                   issued by





                        The Travelers Insurance Company
                                One Tower Square
                          Hartford, Connecticut 06183





L-21194S                                                              May, 1998

                                     PART C

                               OTHER INFORMATION


Item 24.  Financial Statements and Exhibits


(a) The financial statements of the Registrant and the Report of Independent Accountants thereto are contained in the Registrant's Annual Report and are incorporated into the Statement of Additional Information by reference. The financial statements of the Registrant include:

               Statement of Assets and Liabilities as of December 31, 1997 Statement of Operations for the period April 28, 1997 (date operations commenced) to December 31, 1997
               Statement of Changes in Net Assets for the period April 28, 1997
                   (date operations commenced) to December 31, 1997
               Statement of Investments as of December 31, 1997
               Notes to Financial Statements

       The consolidated financial statements of The Travelers Insurance Company and Subsidiaries and the report of Independent Accountants, are contained in the Statement of Additional Information. The consolidated financial statements of The Travelers Insurance Company and Subsidiaries include:

               Consolidated Statements of Income and Retained Earnings for the
                   years ended December 31, 1997, 1996 and 1995
               Consolidated Balance Sheets as of December 31, 1997 and 1996 Consolidated Statements of Cash Flows for the years ended
                   December 31, 1997, 1996 and 1995
               Notes to Consolidated Financial Statements


(b)      Exhibits

1. Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, filed December 22, 1995.)

2.       Exempt.

3(a). Distribution and Management Agreement among the Registrant, The Travelers Insurance Company and Tower Square Securities, Inc. (Incorporated herein by reference to Exhibit 3(a) to the Registration Statement on Form N-4, filed December 22, 1995.)

3(b). Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to the Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 33-65343 filed April 28, 1997.)

4. Form of Variable Annuity Contract(s). (Incorporated herein by reference to Exhibit 4 to the Registration Statement on Form N-4, filed June 17, 1996.)

5.       None.

6(a). Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 3(a)(i) to Registration Statement on Form S-2, File No. 33-58677, filed via Edgar on April 18, 1995.)

6(b). By-Laws of The Travelers Insurance Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 3(b)(i) to the Registration Statement on Form S-2, File No. 33-58677, filed via Edgar on April 18, 1995.)

7.       None.
8.       None.

9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 33-65343, filed April 28, 1997.)

10(a).   Consent of Coopers & Lybrand L.L.P., Independent Accountants.

10(b).   Consent of KPMG Peat Marwick LLP, Independent Certified Public
         Accountants.

13. Schedule for computation of each performance quotation - Standardized (Incorporated herein by reference to Exhibit 13 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-23311, filed July 3, 1997.)

         Schedule for computation of each performance quotation -
         Non-Standardized. (Incorporated herein by reference to Exhibit 13 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 33-65343, filed April 28, 1997.)

15(a). Powers of Attorney authorizing Jay S. Fishman or Ernest J. Wright as signatory for Robert I. Lipp, Michael A. Carpenter, Charles O. Prince III, Marc P. Weill, Irwin R. Ettinger, Donald T. DeCarlo and Christine
         B. Mead. (Incorporated herein by reference to Exhibit 15 to the Registration Statement on Form N-4, filed December 22, 1995.)

15(b). Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Michael A. Carpenter, Ian R. Stuart and Katherine M. Sullivan. (Incorporated herein by reference to Exhibit 15(b) to the Registration Statement on Form N-4, filed June 17, 1996.)

15(c). Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Jay S. Benet and George C. Kokulis. (Incorporated herein by reference to Exhibit 15(c) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed August 15, 1996.)

15(d). Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Ian R. Stuart. (Incorporated herein by reference to Exhibit 15(d) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 filed February 28, 1997.)

Item 25.  Directors and Officers of the Depositor


Name and Principal                          Positions and Offices
Business Address                            with Depositor
----------------                            ----------------------------------
Michael A. Carpenter*                       Director, Chairman of the Board
                                            President and Chief Executive Officer
Jay S. Benet*                               Director and Senior Vice President
George C. Kokulis*                          Director and Senior Vice President
Robert I. Lipp*                             Director
Ian R. Stuart*                              Director, Senior Vice President,
                                            Chief Financial Officer, Chief
                                            Accounting Officer and Controller
Katherine M. Sullivan*                      Director and Senior Vice President
                                            and General Counsel
Marc P. Weill**                             Director and Senior Vice President
Stuart Baritz**                             Senior Vice President
Jay S. Fishman*                             Senior Vice President
Elizabeth C. Georgakopoulos*                Senior Vice President
Barry Jacobson*                             Senior Vice President
Russell H. Johnson*                         Senior Vice President
Warren H. May*                              Senior Vice President
Christine M. Modie*                         Senior Vice President
David A. Tyson*                             Senior Vice President
F. Denney Voss*                             Senior Vice President
Paula Burton*                               Vice President
Virginia M. Meany*                          Vice President
Selig Ehrlich*                              Vice President and Actuary
Donald R. Munson, Jr.*                      Second Vice President
Ernest J. Wright*                           Vice President and Secretary
Kathleen A. McGah*                          Assistant Secretary and Counsel


Principal Business Address:
*  The Travelers Insurance Company             **Travelers Group Inc.
   One Tower Square                              388 Greenwich Street
   Hartford, CT  06183                           New York, N.Y. 10013



Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

         Incorporated herein by reference to Item 26 to Post-Effective Amendment No. 5 the Registration Statement on Form N-4, File No.33-73466, filed April 10, 1998.


Item 27.  Number of Contract Owners

As of March 1, 1998, there were 91 contract owners of variable annuity contracts funded through the Registrant

Item 28.  Indemnification

Section 33-770 of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-770 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

Travelers Group Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Depositor. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the Federal securities laws.

Rule 484 Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liability (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

(a)      Tower Square Securities, Inc.
         One Tower Square
         Hartford, CT 06183

       Tower Square Securities, Inc. also serves as the principal underwriter for:

         The Travelers Growth and Income Stock Account for Variable Annuities The Travelers Quality Bond Account for Variable Annuities
         The Travelers Money Market Account for Variable Annuities
         The Travelers Timed Growth and Income Stock Account for Variable
           Annuities
         The Travelers Timed Short-Term Bond Account for Variable Annuities The Travelers Timed Aggressive Stock Account for Variable Annuities The Travelers Timed Bond Account for Variable Annuities
         The Travelers Fund U for Variable Annuities
         The Travelers Fund VA for Variable Annuities
         The Travelers Fund BD for Variable Annuities
         The Travelers Fund BD II for Variable Annuities
         The Travelers Fund BD III for Variable Annuities
         The Travelers Fund BD IV for Variable Annuities
         The Travelers Fund ABD II for Variable Annuities
         The Travelers Separate Account QP for Variable Annuities
         The Travelers Separate Account PF for Variable Annuities
         The Travelers Separate Account PF II for Variable Annuities
         The Travelers Fund UL for Variable Life Insurance
         The Travelers Fund UL II for Variable Life Insurance
         The Travelers Variable Life Insurance Separate Account One
         The Travelers Variable Life Insurance Separate Account Three
         The Travelers Variable Life Insurance Separate Account Two
         The Travelers Variable Life Insurance Separate Account Four


(b)      Name and Principal               Positions and Offices
         Business Address *               With Underwriter
         ------------------               --------------------------------
         Russell H. Johnson               Chairman of the Board, Chief Executive Officer,
                                          President and Chief Operating Officer
         William F. Scully, III           Member, Board of Directors,
                                          Senior Vice President, Treasurer
                                          and Chief Financial Officer
         Cynthia P. Macdonald             Vice President, Chief Compliance Officer
                                          and Assistant Secretary
         Joanne K. Russo                  Member, Board of Directors
                                          Senior Vice President
         William D. Wilcox                General Counsel and Secretary
         Kathleen A. McGah                Assistant Secretary
         Jay S. Benet                     Member, Board of Directors
         George C. Kokulis                Member, Board of Directors
         Warren H. May                    Member, Board of Directors
         Donald R. Munson, Jr.            Senior Vice President
         Stuart L. Baritz                 Vice President
         Michael P. Kiley                 Vice President
         Tracey Kiff-Judson               Vice President
         Whitney F. Burr                  Second Vice President
         Robin A. Jones                   Second Vice President

         Name and Principal               Positions and Offices
         Business Address *               With Underwriter
         ------------------               --------------------------------
         Marlene M. Ibsen                 Second Vice President
         John F. Taylor                   Second Vice President
         John J. Williams, Jr.            Director and Assistant Compliance Officer
         Susan M. Curcio                  Director and Operations Manager
         Dennis D. D'Angelo               Director
         Thomas P. Tooley                 Director
         Nancy S. Waldrop                 Assistant Treasurer

         * Principal business address: One Tower Square, Hartford, Connecticut 06183

(c)       Not Applicable.


Item 30.  Location of Accounts and Records

         The Travelers Insurance Company
         One Tower Square
         Hartford, Connecticut  06183

Item 31.  Management Services

Not applicable.


Item 32.  Undertakings

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.


The Company hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 13th day of April, 1998.


                  THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
                                  (Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                                   (Depositor)

                               By: *IAN R. STUART
                                   -----------------------------------------
                                   Ian R. Stuart
                                   Director, Senior Vice President,
                                   Chief Financial Officer
                                   Chief Accounting Officer and Controller


As required by the Securities Act of 1933, this amendment to this Registration Statement has been signed below by the following persons in the capacities indicated on April 13, 1998.

*MICHAEL A. CARPENTER                   Chairman of the Board, President
-------------------------------         and Chief Executive Officer
  (Michael A. Carpenter)


*JAY S. BENET                           Director
-------------------------------
  (Jay S. Benet)

*GEORGE C. KOKULIS                      Director
-------------------------------
  (George C. Kokulis

*ROBERT I. LIPP                         Director
-------------------------------
  (Robert I. Lipp)

*KATHERINE M. SULLIVAN                  Director, Senior Vice President and
-------------------------------         General Counsel
  (Katherine M. Sullivan)

*IAN R. STUART                          Director, Senior Vice President,
-------------------------------         Chief Financial Officer, Chief Accounting
  (Ian R. Stuart)                       Officer and Controller


*MARC P. WEILL                          Director
-------------------------------
  (Marc P. Weill)

   *By:   Ernest J. Wright, Attorney-in-Fact

                                 EXHIBIT INDEX

Exhibit
No.               Description                                                                    Method of Filing
                  -----------                                                                    ----------------
1.                Resolution of The Travelers Insurance Company Board of
                  Directors authorizing the establishment of the Registrant.
                  (Incorporated herein by reference to Exhibit 1 to the
                  Registration Statement on Form N-4, filed December 22, 1995.)

3(a).             Form of Distribution and Management Agreement among the
                  Registrant, The Travelers Insurance Company and Tower Square
                  Securities, Inc. (Incorporated herein by reference to Exhibit
                  3(a) to the Registration Statement on Form N-4, filed December
                  22, 1995.)

3(b). Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to the Post-Effective Amendment No. 3 to the
                  Registration Statement on Form N-4, File No. 33-65343, filed April 28, 1997.)

4. Form of Variable Annuity Contract(s). (Incorporated herein by reference to Exhibit 4 to the Registration Statement on Form
                  N-4, filed June 17, 1996.)

6(a).             Charter of The Travelers Insurance Company, as amended on
                  October 19, 1994. (Incorporated herein by reference to Exhibit
                  3(a)(i) to the Registration Statement on Form S-2, File No.
                  33-58677, filed via Edgar on April 18, 1995.)

6(b).             By-Laws of The Travelers Insurance Company, as amended on
                  October 20, 1994. (Incorporated herein by reference to Exhibit
                  3(b)(i) to the Registration Statement on Form S-2, File No.
                  33-58677, filed via Edgar on April 18, 1995.)

9. Opinion of Counsel as to the legality of securities being registered by Registrant. (Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 3 to the
                  Registration Statement on Form N-4 , File No. 33-65343, filed
                  April 28, 1997.)

10(a).            Consent of Coopers & Lybrand L.L.P., Independent Accountants.                  Electronically

10(b).            Consent of KPMG Peat Marwick LLP, Independent Certified                        Electronically
                  Public Accountants.

13.               Schedule of computation for each performance.- Standardized
                  (Incorporated herein by reference to Exhibit 13 to Pre-Effective Amendment No. 1 to the Registration Statement on
                  Form N-4, File No. 333-23311, filed July 3, 1997.)

13.               Schedule of computation for each performance - Nonstandardized
                  (Incorporated herein by reference to Exhibit 13 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 33-65343, filed April 28, 1997.)

15.               Powers of Attorney authorizing Jay S. Fishman or Ernest J.
                  Wright

                  as signatory for Robert I. Lipp, Michael A Carpenter,
                  Charles O. Prince III, Marc P. Weill, Irwin R. Ettinger,
                  Donald T. DeCarlo and Christine B. Mead. (Incorporated herein by reference to Exhibit 15 to the Registration Statement on Form N-4, filed December 22, 1995.)

15(b).            Powers of Attorney authorizing Ernest J. Wright and Kathleen
                  A. McGah as signatory for Michael A. Carpenter, Ian R. Stuart and Katherine M. Sullivan. (Incorporated herein by reference to Exhibit 15(b) to the Registration Statement on Form N-4 filed June 17, 1996.)

15(c).            Powers of Attorney authorizing Ernest J. Wright and Kathleen
                  A. McGah as signatory for Jay S. Benet and George C. Kokulis.
                  (Incorporated herein by reference to Post-Effective Amendment
                  No. 1 to the Registration Statement on Form N-4 filed August
                  15, 1997.)

15(d).            Power of Attorney authorizing Ernest J. Wright and Kathleen A.
                  McGah as signatory for Ian R. Stuart. (Incorporated herein by reference to Exhibit 15(d) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 filed February 28,
                  1997.)